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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846

_____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 – March 31, 2018

Item 1. Schedule of Investments

2018 QUARTERLY REPORT

Russell Investment Funds

March 31, 2018

FUND
U.S. Strategic Equity Fund (formerly, Multi-Style Equity Fund)
U.S. Small Cap Equity Fund (formerly, Aggressive Equity Fund)
International Developed Markets Fund (formerly, Non-U.S. Fund)
Strategic Bond Fund (formerly, Core Bond Fund)
Global Real Estate Securities Fund

Russell Investment Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Russell Investment Funds

Quarterly Report

March 31, 2018 (Unaudited)

Table of Contents

Russell Investment Funds

Copyright © Russell Investments 2018. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.5%			CVS Health Corp.	16,969	1,056
Consumer Discretionary - 10.6%			Hershey Co. (The)	293	29
Amazon. com, Inc. (Æ)	6,380	9,236	Ingredion, Inc.	1,485	191
Aramark	3,161	125	JM Smucker Co. (The)	836	104
Brunswick Corp.	2,400	143	Kraft Heinz Co. (The)	2,990	186
Burlington Stores, Inc. (Æ)	1,020	136	Molson Coors Brewing Co. Class B	2,827	213
CarMax, Inc. (Æ)	25,890	1,604	Mondelez International, Inc. Class A	60,354	2,519
Carnival Corp.	9,093	596	Monster Beverage Corp. (Æ)	38,929	2,227
Carter's, Inc.	315	33	PepsiCo, Inc.	26,997	2,946
CBS Corp. Class B	20,826	1,070	Philip Morris International, Inc.	31,798	3,161
Cooper-Standard Holdings, Inc. (Æ)	3,030	372	Pinnacle Foods, Inc.	17,365	939
Dick's Sporting Goods, Inc.	2,900	102	Procter & Gamble Co. (The)	28,200	2,236
Dollar Tree, Inc. (Æ)	19,237	1,826	Tyson Foods, Inc. Class A	12,634	925
DR Horton, Inc.	2,010	88	Unilever NV	48,476	2,733
eBay, Inc. (Æ)	13,784	555			26,990
Estee Lauder Cos. , Inc. (The) Class A	11,968	1,792
Foot Locker, Inc.	3,400	155	Energy - 6.7%
Ford Motor Co.	104,200	1,155	Andeavor(Æ)	2,041	205
Fortune Brands Home & Security, Inc.	463	27	Arch Coal, Inc. Class A	6,000	551
GameStop Corp. Class A	2,573	32	BP PLC - ADR	58,018	2,352
Garmin, Ltd.	1,124	66	Chevron Corp.	43,794	4,994
General Motors Co.	38,178	1,387	Cimarex Energy Co.	3,130	293
Goodyear Tire & Rubber Co. (The)	1,155	31	ConocoPhillips	17,298	1,026
Graham Holdings Co. Class B	565	340	Core Laboratories NV	16,779	1,816
Home Depot, Inc. (The)	386	69	EOG Resources, Inc.	15,390	1,620
Hyatt Hotels Corp. Class A	1,392	106	Exxon Mobil Corp.	57,602	4,298
John Wiley & Sons, Inc. Class A	4,260	271	Marathon Petroleum Corp.	20,439	1,494
Lear Corp.	942	175	National Oilwell Varco, Inc.	27,900	1,027
Live Nation Entertainment, Inc. (Æ)	25,115	1,058	Occidental Petroleum Corp.	39,685	2,578
Madison Square Garden Co. (The) Class A(Æ)	4,240	1,042	Peabody Energy Corp.	5,100	186
McDonald's Corp.	13,262	2,074	Phillips 66	26,001	2,494
Michael Kors Holdings, Ltd. (Æ)	8,800	546	Pioneer Natural Resources Co.	2,750	472
Netflix, Inc. (Æ)	5,050	1,491	Schlumberger, Ltd.	35,699	2,313
Nike, Inc. Class B	8,853	588	Transocean, Ltd. (Æ)	16,052	159
Norwegian Cruise Line Holdings, Ltd. (Æ)	21,981	1,164	Valero Energy Corp.	18,246	1,693
NVR, Inc. (Æ)	12	34	World Fuel Services Corp.	11,673	286
O'Reilly Automotive, Inc. (Æ)	5,492	1,359			29,857
PulteGroup, Inc.	5,088	150
PVH Corp.	1,741	264	Financial Services - 22.7%
Sensata Technologies Holding PLC(Æ)	48,164	2,497	Aflac, Inc.	3,518	154
Service Corp. International	4,222	159	Allstate Corp. (The)	12,055	1,142
Starbucks Corp.	36,610	2,119	Ally Financial, Inc.	7,074	192
Tapestry, Inc.	26,848	1,412	American Express Co.	27,138	2,531
Target Corp.	18,576	1,290	American Homes 4 Rent Class A(ö)	15,000	301
Tiffany & Co.	800	78	American International Group, Inc.	22,200	1,208
Time Warner, Inc.	15,847	1,499	American National Insurance Co.	1,044	122
Wal-Mart Stores, Inc.	40,588	3,611	American Tower Corp. (ö)	27,755	4,034
Walt Disney Co. (The)	28,725	2,885	Assured Guaranty, Ltd.	3,619	131
Whirlpool Corp.	3,221	493	Athene Holding, Ltd. Class A(Æ)	5,000	239
Yum China Holdings, Inc.	7,774	322	Bank of America Corp.	191,358	5,739
		47,627	Bank of New York Mellon Corp. (The)	22,149	1,142
			BB&T Corp.	823	43
Consumer Staples - 6.0%			Berkshire Hathaway, Inc. Class B(Æ)	32,366	6,457
Altria Group, Inc.	25,163	1,568	Blackstone Group, LP (The)	36,091	1,153
Archer-Daniels-Midland Co.	31,532	1,368	Broadridge Financial Solutions, Inc.	3,297	362
Bunge, Ltd.	15,537	1,149	Capital One Financial Corp.	25,253	2,420
Coca-Cola Co. (The)	23,711	1,030	Cboe Global Markets, Inc.	3,020	345
Colgate-Palmolive Co.	16,100	1,154	CBRE Group, Inc. Class A(Æ)	8,200	387
ConAgra Foods, Inc.	26,719	985	Citigroup, Inc.	45,430	3,067
Constellation Brands, Inc. Class A	1,187	271	Citizens Financial Group, Inc.	18,330	769

See accompanying notes which are an integral part of this quarterly report.

U.S. Strategic Equity Fund 3

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Comerica, Inc.	9,800	940	Aerie Pharmaceuticals, Inc. (Æ)	17,554	952
Commerce Bancshares, Inc.	1,400	84	Aetna, Inc.	1,047	177
Discover Financial Services	14,200	1,021	Agilent Technologies, Inc.	3,391	227
Duke Realty Corp.(ö)	16,800	445	Akorn, Inc. (Æ)	12,929	242
E*Trade Financial Corp. (Æ)	18,798	1,041	Align Technology, Inc. (Æ)	463	116
Equity Residential(ö)	15,000	924	Allergan PLC	13,266	2,232
Essex Property Trust, Inc. (ö)	2,810	676	Allscripts Healthcare Solutions, Inc. (Æ)	27,228	336
Fidelity National Information Services, Inc.	3,151	303	Amgen, Inc.	1,385	236
First Republic Bank	20,251	1,875	Anthem, Inc. (Æ)	7,903	1,737
Fiserv, Inc. (Æ)	2,308	165	Baxter International, Inc.	21,144	1,376
Global Payments, Inc.	301	34	Becton Dickinson and Co.	795	172
Goldman Sachs Group, Inc. (The)	6,024	1,517	Biogen, Inc. (Æ)	3,255	891
Hancock Holding Co.	2,500	129	Bio-Rad Laboratories, Inc. Class A(Æ)	1,077	269
Hartford Financial Services Group, Inc.	5,343	275	Bio-Techne Corp. (Æ)	2,190	331
HCP, Inc. (ö)	44,856	1,042	Bristol-Myers Squibb Co.	27,095	1,714
Intercontinental Exchange, Inc.	28,046	2,034	Bruker Corp.	7,764	232
Jack Henry & Associates, Inc.	2,035	246	Cardinal Health, Inc.	30,081	1,886
JPMorgan Chase & Co.	73,364	8,068	Celgene Corp. (Æ)	3,418	305
KeyCorp	37,910	741	Centene Corp. (Æ)	3,074	329
Lazard, Ltd. Class A	1,027	54	Cerner Corp. (Æ)	461	27
Leucadia National Corp.	2,750	63	Charles River Laboratories International,
Lincoln National Corp.	16,361	1,195	Inc. (Æ)	440	47
Loews Corp.	33,441	1,663	Cigna Corp.	3,173	533
M&T Bank Corp.	6,996	1,290	Eli Lilly & Co.	3,086	239
Markel Corp. (Æ)	3,724	4,359	Envision Healthcare Corp. (Æ)	1,995	77
MasterCard, Inc. Class A	17,402	3,048	Express Scripts Holding Co. (Æ)	2,855	197
MetLife, Inc.	50,291	2,308	Gilead Sciences, Inc.	2,536	191
Moody's Corp.	13,481	2,174	Henry Schein, Inc. (Æ)	866	58
Morgan Stanley	20,371	1,099	Humana, Inc.	3,008	808
Morningstar, Inc.	959	92	Illumina, Inc. (Æ)	388	92
Nasdaq, Inc.	1,319	114	Intuitive Surgical, Inc. (Æ)	525	217
New York Community Bancorp, Inc.	30,744	401	Johnson & Johnson	70,724	9,063
Northern Trust Corp.	11,300	1,165	Laboratory Corp. of America Holdings(Æ)	1,642	266
PayPal Holdings, Inc. (Æ)	17,932	1,361	LifePoint Health, Inc. (Æ)	2,447	115
PNC Financial Services Group, Inc. (The)	15,219	2,302	McKesson Corp.	3,374	476
Popular, Inc.	10,200	425	Medtronic PLC	2,407	193
Progressive Corp. (The)	39,356	2,398	Merck & Co. , Inc.	62,136	3,384
Prudential Financial, Inc.	11,400	1,180	PerkinElmer, Inc.	3,848	291
Reinsurance Group of America, Inc. Class A	5,320	819	Pfizer, Inc.	71,691	2,544
Retail Properties of America, Inc. Class A(ö)	16,500	192	Qiagen NV(Æ)	5,854	189
Santander Consumer USA Holdings, Inc.	5,900	96	Quest Diagnostics, Inc.	2,546	255
SBA Communications Corp. (Æ)(ö)	7,655	1,308	Sage Therapeutics, Inc. (Æ)	4,818	776
SL Green Realty Corp. (ö)	8,500	823	Sanofi - ADR	23,603	946
Spirit Realty Capital, Inc.(ö)	27,900	217	Steris PLC	967	90
State Street Corp.	33,353	3,326	Stryker Corp.	8,699	1,400
SunTrust Banks, Inc.	18,916	1,287	Teleflex, Inc.	204	52
Synchrony Financial	24,400	818	Thermo Fisher Scientific, Inc.	1,442	298
Synovus Financial Corp.	7,500	375	United Therapeutics Corp. (Æ)	355	40
Total System Services, Inc.	1,968	170	UnitedHealth Group, Inc.	19,674	4,210
Travelers Cos. , Inc. (The)	6,370	885	Universal Health Services, Inc. Class B	1,799	213
US Bancorp	52,374	2,644	Varian Medical Systems, Inc. (Æ)	296	36
Visa, Inc. Class A	21,138	2,528	WellCare Health Plans, Inc. (Æ)	2,728	528
Voya Financial, Inc.	4,200	212	West Pharmaceutical Services, Inc.	302	27
Wells Fargo & Co.	68,989	3,616	Zoetis, Inc. Class A	36,462	3,045
White Mountains Insurance Group, Ltd.	490	403			44,780
XL Group, Ltd.	30,940	1,710
		101,618	Materials and Processing - 2.7%
			Ashland Global Holdings, Inc.	11,909	831
Health Care - 10.0%			Ball Corp.	1,475	59
AbbVie, Inc.	1,025	97	Berry Plastics Group, Inc. (Æ)	2,443	134

See accompanying notes which are an integral part of this quarterly report.

4 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Cabot Corp.	2,500	139	IHS Markit, Ltd. (Æ)	4,998	241
Celanese Corp. Class A	9,350	937	Jacobs Engineering Group, Inc.	12,500	739
Crown Holdings, Inc. (Æ)	1,009	51	JB Hunt Transport Services, Inc.	291	34
Domtar Corp.	5,152	219	Johnson Controls International PLC(Æ)	52,258	1,842
DowDuPont, Inc.	32,919	2,097	Kansas City Southern	27,341	3,003
Ecolab, Inc.	18,173	2,490	Kirby Corp. (Æ)	989	76
Huntsman Corp.	3,100	91	L3 Technologies, Inc.	1,795	373
International Flavors & Fragrances, Inc.	1,272	174	Landstar System, Inc.	311	34
LyondellBasell Industries NV Class A	652	69	Lockheed Martin Corp.	4,746	1,604
Monsanto Co.	3,476	406	ManpowerGroup, Inc.	8,466	975
NewMarket Corp.	76	31	Mettler-Toledo International, Inc. (Æ)	3,217	1,850
Owens Corning	2,871	231	Navistar International Corp. (Æ)	1,300	45
Packaging Corp. of America	266	30	Norfolk Southern Corp.	14,873	2,019
PPG Industries, Inc.	9,970	1,113	Northrop Grumman Corp.	1,763	615
Praxair, Inc.	18,064	2,606	Old Dominion Freight Line, Inc.	828	122
Sonoco Products Co.	1,238	60	Orbital ATK, Inc.	1,927	256
Stepan Co.	1,800	150	Paychex, Inc.	2,275	140
Tahoe Resources, Inc.	60,615	284	Quanta Services, Inc. (Æ)	45,297	1,556
		12,202	Raytheon Co.	21,565	4,654
			Republic Services, Inc. Class A	1,807	120
Producer Durables - 17.1%			Rockwell Automation, Inc.	6,471	1,127
3M Co.	1,561	343	Rockwell Collins, Inc.	4,166	562
Accenture PLC Class A	14,107	2,165	Roper Technologies, Inc.	10,766	3,023
Adient PLC	11,619	694	Ryder System, Inc.	5,300	386
AECOM(Æ)	23,576	840	Southwest Airlines Co.	25,342	1,452
AGCO Corp.	13,400	869	Spirit AeroSystems Holdings, Inc. Class A	2,829	237
Ametek, Inc.	3,201	243	Square, Inc. Class A(Æ)	2,189	108
Automatic Data Processing, Inc.	1,136	129	Stanley Black & Decker, Inc.	11,728	1,797
Avery Dennison Corp.	2,564	272	Teledyne Technologies, Inc. (Æ)	256	48
Babcock & Wilcox Co. (The) Class W(Æ)	3,708	236	Terex Corp.	3,100	116
Boeing Co. (The)	3,680	1,206	Textron, Inc.	20,165	1,189
Booz Allen Hamilton Holding Corp. Class A	1,868	72	TransDigm Group, Inc.	8,846	2,715
Carlisle Cos. , Inc.	277	29	Union Pacific Corp.	26,939	3,621
Caterpillar, Inc.	7,261	1,070	United Technologies Corp.	19,202	2,416
Copa Holdings SA Class A	1,430	184	Verisk Analytics, Inc. Class A(Æ)	15,682	1,631
Copart, Inc. (Æ)	24,730	1,259	Waters Corp. (Æ)	908	180
CoStar Group, Inc. (Æ)	775	281	Werner Enterprises, Inc.	800	29
CSX Corp.	24,058	1,340	WESCO International, Inc. (Æ)	3,000	186
Cummins, Inc.	3,885	630	Worldpay, Inc. Class A(Æ)	841	69
Danaher Corp.	14,517	1,422	XPO Logistics, Inc. (Æ)	46,704	4,756
Delta Air Lines, Inc.	18,778	1,029			76,502
Dover Corp.	320	31
Eaton Corp. PLC	3,243	259	Technology - 18.0%
EMCOR Group, Inc.	7,700	600	Adobe Systems, Inc. (Æ)	20,436	4,416
Esterline Technologies Corp. (Æ)	1,800	132	Alibaba Group Holding, Ltd. - ADR(Æ)	6,574	1,207
Evoqua Water Technologies Corp. (Æ)	41,868	891	Alphabet, Inc. Class A(Æ)	3,296	3,419
Expeditors International of Washington, Inc.	6,346	402	Alphabet, Inc. Class C(Æ)	6,757	6,972
FedEx Corp.	2,567	616	Amdocs, Ltd.	9,214	615
Fluor Corp.	17,900	1,024	Amphenol Corp. Class A	2,969	256
Fortive Corp.	42,292	3,279	Analog Devices, Inc.	336	31
General Dynamics Corp.	2,105	465	Apple, Inc.	41,024	6,883
General Electric Co.	93,807	1,265	Applied Materials, Inc.	2,883	160
Genpact, Ltd.	18,050	577	Arista Networks, Inc. (Æ)	1,174	300
Graco, Inc.	1,455	67	ARRIS International PLC(Æ)	14,200	377
Heico Corp. Class A	2,770	197	Arrow Electronics, Inc. (Æ)	2,556	197
HEICO Corp.	2,928	254	Avnet, Inc.	11,500	480
Honeywell International, Inc.	41,193	5,953	Broadcom, Ltd.	5,069	1,195
Hubbell, Inc. Class B	516	63	CA, Inc.	5,291	179
Huntington Ingalls Industries, Inc.	300	77	Cars. com, Inc. (Æ)	8,354	237
IDEX Corp.	638	91	Cisco Systems, Inc.	36,453	1,564

See accompanying notes which are an integral part of this quarterly report.

U.S. Strategic Equity Fund 5

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
Cognizant Technology Solutions Corp. Class			Consolidated Edison, Inc.	3,518		274
A	4,843	390	Edison International	13,889		884
CommScope Holding Co. , Inc. (Æ)	30,731	1,228	Entergy Corp.	21,107		1,663
Corning, Inc.	11,477	320	Exelon Corp.	8,669		338
DST Systems, Inc.	525	44	Great Plains Energy, Inc.	8,389		267
DXC Technology Co.	15,463	1,554	Hawaiian Electric Industries, Inc.	10,452		359
EchoStar Corp. Class A(Æ)	4,001	211	NiSource, Inc.	22,500		538
Electronic Arts, Inc. (Æ)	1,544	187	PG&E Corp.	5,300		233
F5 Networks, Inc. (Æ)	1,012	146	Pinnacle West Capital Corp.	3,000		239
Facebook, Inc. Class A(Æ)	17,690	2,827	Southern Co. (The)	4,638		207
FireEye, Inc. (Æ)	8,800	149	Sprint Corp. (Æ)	21,100		103
Gartner, Inc. (Æ)	1,235	145	Telephone & Data Systems, Inc.	7,700		216
Hewlett Packard Enterprise Co.	57,737	1,012	T-Mobile US, Inc. (Æ)	3,100		189
HP, Inc. (Æ)	58,663	1,286	US Cellular Corp. (Æ)	6,100		245
Intel Corp.	40,379	2,103	Verizon Communications, Inc.	35,824		1,713
International Business Machines Corp.	8,493	1,303				12,093
Intuit, Inc.	26,031	4,512
IPG Photonics Corp. (Æ)	1,018	238	Total Common Stocks
Jabil Circuit, Inc.	6,700	192	(cost $344,615)			432,091
Juniper Networks, Inc.	37,825	920
Lam Research Corp.	817	166	Short-Term Investments - 3.4%
Leidos Holdings, Inc.	5,210	341	U. S. Cash Management Fund (@)	15,000,238	(8)	14,999
Liberty Expedia Holdings, Inc. Class A(Æ)	5,351	210	Total Short-Term Investments
LogMeIn, Inc.	849	98	(cost $15,000)			14,999
Marvell Technology Group, Ltd.	94,405	1,982
Maxim Integrated Products, Inc.	3,453	208	Total Investments 99.9%
Microchip Technology, Inc.	26,027	2,378	(identified cost $359,615)			447,090
Micron Technology, Inc. (Æ)	6,128	320
Microsoft Corp.	91,344	8,337	Other Assets and Liabilities, Net
Motorola Solutions, Inc.	3,030	319	- 0.1%			405
NetApp, Inc.	10,046	620	Net Assets - 100.0%			447,495
NVIDIA Corp.	2,204	511
Oracle Corp.	133,524	6,108
Qorvo, Inc. (Æ)	1,249	88
QUALCOMM, Inc.	28,482	1,578
Red Hat, Inc. (Æ)	12,970	1,939
Salesforce. com, Inc. (Æ)	7,075	823
Skyworks Solutions, Inc.	1,417	142
SYNNEX Corp.	870	103
Synopsys, Inc. (Æ)	11,346	944
Take-Two Interactive Software, Inc. (Æ)	1,209	118
Tech Data Corp. (Æ)	7,260	618
Texas Instruments, Inc.	17,445	1,813
Twitter, Inc. (Æ)	23,700	688
Tyler Technologies, Inc. (Æ)	455	96
VeriFone Systems, Inc. (Æ)	4,700	72
Viavi Solutions, Inc. Class W(Æ)	100,600	978
VMware, Inc. Class A(Æ)	1,125	136
Western Digital Corp.	9,700	895
Xilinx, Inc.	2,259	163
Zynga, Inc. Class A(Æ)	102,400	375
		80,422

Utilities - 2.7%
American Electric Power Co. , Inc.	12,500	857
AT&T, Inc.	89,649	3,197
Avangrid, Inc.	3,600	184
Centennial Resource Development, Inc. Class
A(Æ)	17,564	322
CenterPoint Energy, Inc.	2,357	65

See accompanying notes which are an integral part of this quarterly report.

6 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures			69	USD	9,118	06/18	(373)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(373)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
					Practical
Portfolio Summary	Level 1	Level 2	Level 3		Expedient (a)		Total
Common Stocks
Consumer Discretionary	$47,627	$—		$—		$—	$47,627
Consumer Staples	26,990	—		—		—	26,990
Energy	29,857	—		—		—	29,857
Financial Services	101,618	—		—		—	101,618
Health Care	44,780	—		—		—	44,780
Materials and Processing	12,202	—		—		—	12,202
Producer Durables	76,502	—		—		—	76,502
Technology	80,422	—		—		—	80,422
Utilities	12,093	—		—		—	12,093
Short-Term Investments	—	—		—		14,999	14,999
Total Investments	432,091	—		—		14,999	447,090

Other Financial Instruments

Liabilities
Futures Contracts	(373)	—		—		—	(373)
Total Other Financial Instruments*	$(373)	$—		$—		$—	$(373)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

U.S. Strategic Equity Fund 7

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.3%			Lee Enterprises, Inc. (Æ)	111,802	218
Consumer Discretionary - 14.2%			Lithia Motors, Inc. Class A	4,711	474
2U, Inc. (Æ)	6,191	520	Malibu Boats, Inc. Class A(Æ)	2,874	95
Acushnet Holdings Corp.	23,533	543	MarineMax, Inc. (Æ)	1,507	29
Adtalem Global Education, Inc. (Æ)	2,832	135	Matthews International Corp. Class A	11,488	581
AH Belo Corp. Class A	7,237	37	MDC Partners, Inc. Class A(Æ)	16,663	120
AMC Entertainment Holdings, Inc. Class			Meredith Corp.	10,490	564
A(Ñ)	7,255	102	Meritor, Inc. (Æ)	12,630	260
American Axle & Manufacturing Holdings,			Monarch Casino & Resort, Inc. (Æ)	1,736	73
Inc. (Æ)	4,433	67	Nexstar Media Group, Inc. Class A	12,514	832
B. Riley Financial, Inc.	23,872	466	Noodles & Co. Class A(Æ)	15,066	114
Barnes & Noble Education, Inc. (Æ)	69,867	481	Ollie's Bargain Outlet Holdings, Inc. (Æ)	8,356	504
Big Lots, Inc. (Ñ)	31,156	1,356	Papa John's International, Inc.	5,583	320
Bloomin' Brands, Inc.	30,841	749	Peak Resorts, Inc.	13,639	66
BMC Stock Holdings, Inc. (Æ)	12,705	248	Penn National Gaming, Inc. (Æ)	2,586	68
Bojangles', Inc. (Æ)	36,980	512	Penske Automotive Group, Inc.	13,571	602
Boot Barn Holdings, Inc. (Æ)	6,040	107	PetIQ, Inc. (Æ)(Ñ)	1,615	43
Boyd Gaming Corp. (Ñ)	2,520	80	Planet Fitness, Inc. Class A(Æ)	17,285	653
Cable One, Inc.	401	276	Pool Corp.	5,730	838
Canada Goose Holdings, Inc. (Æ)	8,481	283	QuinStreet, Inc. (Æ)	4,670	60
Career Education Corp. (Æ)	8,358	110	Red Robin Gourmet Burgers, Inc. (Æ)	6,788	394
Carriage Services, Inc. Class A	12,393	343	Red Rock Resorts, Inc. Class A	1,522	45
Carrols Restaurant Group, Inc. (Æ)	2,441	27	Sally Beauty Holdings, Inc. (Æ)	22,090	363
Central Garden & Pet Co. (Æ)	6,962	299	Scientific Games Corp. Class A(Æ)	1,014	42
Central Garden & Pet Co. Class A(Æ)	12,268	486	SeaWorld Entertainment, Inc. (Æ)(Ñ)	2,807	42
Century Casinos, Inc. (Æ)	4,644	35	Signet Jewelers, Ltd.	9,447	364
Century Communities, Inc. (Æ)	11,769	352	Sinclair Broadcast Group, Inc. Class A	777	24
Cheesecake Factory, Inc. (The)	30,056	1,450	Skechers U. S. A. , Inc. Class A(Æ)	8,039	313
Chegg, Inc. (Æ)	55,232	1,141	Stamps. com, Inc. (Æ)	311	63
Children's Place, Inc. (The)	3,891	526	Standard Motor Products, Inc.	10,459	498
Chuy's Holdings, Inc. (Æ)	11,269	295	Steven Madden, Ltd.	4,898	215
Conn's, Inc. (Æ)	26,435	899	Sturm Ruger & Co. , Inc. (Ñ)	12,789	671
Cooper Tire & Rubber Co.	29,772	872	Superior Uniform Group, Inc. (Å)	28,955	761
Dana Holding Corp.	5,200	134	Tenneco, Inc.	3,468	190
Deckers Outdoor Corp. (Æ)	5,157	464	Texas Roadhouse, Inc. Class A	1,300	75
Delta Apparel, Inc. (Æ)	12,799	231	Thor Industries, Inc.	5,115	589
Dick's Sporting Goods, Inc.	1,947	68	Tower International, Inc.	3,588	100
Eldorado Resorts, Inc. (Æ)	28,363	936	Townsquare Media, Inc. Class A	3,108	25
Entravision Communications Corp. Class A	18,093	85	TravelCenters of America LLC(Æ)	63,131	227
Eros International PLC(Æ)(Ñ)	4,167	45	TRI Pointe Group, Inc. (Æ)	6,808	112
EW Scripps Co. (The) Class A	3,547	43	Tropicana Entertainment, Inc. (Æ)	4,435	242
First Cash Financial Services, Inc.	1,562	127	Urban One, Inc. (Æ)	39,731	81
Five Below, Inc. (Æ)	399	29	Urban Outfitters, Inc. (Æ)	4,035	149
Floor & Decor Holdings, Inc. Class A(Æ)	11,225	585	US Auto Parts Network, Inc. (Æ)	52,854	108
Fortress Transportation & Infrastructure			William Lyon Homes Class A(Æ)	25,522	702
Investors LLC	47,412	756	Wingstop, Inc.	4,289	203
Fossil Group, Inc. (Æ)(Ñ)	29,730	378	Winnebago Industries, Inc.	2,598	98
Full House Resorts, Inc. (Æ)	65,250	209			34,782
Genesco, Inc. (Æ)	20,772	843
Gentherm, Inc. (Æ)	24,710	839	Consumer Staples - 3.5%
G-III Apparel Group, Ltd. (Æ)	1,937	73	Andersons, Inc. (The)	19,933	660
Grand Canyon Education, Inc. (Æ)	6,704	703	B&G Foods, Inc. Class A(Ñ)	22,455	532
Gray Television, Inc. (Æ)	15,206	193	Calavo Growers, Inc.	8,169	753
Horizon Global Corp. (Æ)	18,742	154	Casey's General Stores, Inc.	4,210	462
ILG, Inc. (Æ)	2,496	78	Core-Mark Holding Co. , Inc.	16,648	354
IMAX Corp. (Æ)	4,206	81	Energizer Holdings, Inc.	34,019	2,027
Instructure, Inc. (Æ)	12,025	507	Farmer Brothers Co. (Æ)	1,446	44
J Alexander's Holdings, Inc. (Æ)	42,420	486	Flowers Foods, Inc.	42,912	938
Jack in the Box, Inc.	6,446	550	Hain Celestial Group, Inc. (The)(Æ)	8,799	282
LCI Industries	1,706	178	Helen of Troy, Ltd. (Æ)	795	69

See accompanying notes which are an integral part of this quarterly report.

8 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
J&J Snack Foods Corp.	3,626	495	AmTrust Financial Services, Inc. (Ñ)	7,905	97
Lancaster Colony Corp.	650	80	Argo Group International Holdings, Ltd.	2,306	132
Medifast, Inc.	1,646	154	Aspen Insurance Holdings, Ltd.	15,511	696
New Age Beverages Corp. (Æ)(Ñ)	15,880	38	Banc of California, Inc.	2,162	42
Nomad Foods, Ltd. (Æ)	38,171	601	BancFirst Corp.	1,676	89
PetMed Express, Inc.	5,741	240	Bancorp, Inc. (The)(Æ)	30,468	329
Sanderson Farms, Inc.	841	100	BancorpSouth Bank	3,321	106
Universal Corp.	14,238	691	Bank of Marin Bancorp	1,736	120
		8,520	Bank of NT Butterfield & Son, Ltd. (The)	3,848	173
			Bank of the Ozarks, Inc.	13,877	670
Energy - 3.4%			BankUnited, Inc.	36,243	1,448
Arch Coal, Inc. Class A	1,031	95	Banner Corp.	1,817	101
Basic Energy Services, Inc. (Æ)	5,345	77	BBCN Bancorp, Inc.	5,123	93
C&J Energy Services, Inc. (Æ)	11,547	298	Berkshire Hills Bancorp, Inc.	2,450	93
Callon Petroleum Co. (Æ)	14,981	198	Blackhawk Network Holdings, Inc. Class
Carrizo Oil & Gas, Inc. (Æ)	14,582	233	A(Æ)	11,451	512
Civeo Corp. (Æ)	17,186	65	BofI Holding, Inc. (Æ)(Ñ)	3,901	158
CONSOL Energy, Inc. (Æ)	6,488	188	Brightsphere Investment Group(Æ)	20,880	329
Delek US Holdings, Inc.	2,802	114	Brookline Bancorp, Inc.	4,999	81
Dril-Quip, Inc. (Æ)	2,434	109	Cannae Holdings, Inc. (Æ)	44,784	845
Golar LNG, Ltd. (Ñ)	3,256	89	Capitol Federal Financial, Inc.	7,958	98
Gores Holdings, Inc. Class A(Æ)	37,652	557	Capstar Financial Holdings, Inc. (Æ)	3,403	64
Green Plains, Inc.	5,214	88	Carolina Financial Corp.	1,773	70
Gulfport Energy Corp. (Æ)	96,842	934	Cass Information Systems, Inc.	788	47
Independence Contract Drilling, Inc. (Æ)	16,701	63	CatchMark Timber Trust, Inc. Class A(ö)	33,906	423
Keane Group, Inc. (Æ)	13,442	199	Cathay General Bancorp	2,829	113
Mammoth Energy Services, Inc. (Æ)	2,683	86	CBTX, Inc.	1,583	47
Matador Resources Co. (Æ)	3,161	95	Central Valley Community Bancorp	3,937	77
Matrix Service Co. (Æ)	4,382	60	Chatham Lodging Trust(ö)	4,261	82
McDermott International, Inc. (Æ)	13,815	84	Chemical Financial Corp.	5,057	277
Newpark Resources, Inc. (Æ)	32,080	260	Chemung Financial Corp.	1,765	82
Noble Corp. PLC(Æ)	20,220	75	Chesapeake Lodging Trust(ö)	4,052	113
Oasis Petroleum, Inc. (Æ)	10,313	84	Civista Bancshares, Inc.	1,600	37
Pacific Ethanol, Inc. (Æ)	9,883	30	CNO Financial Group, Inc.	55,721	1,207
Par Pacific Holdings, Inc. (Æ)	4,350	75	CoBiz Financial, Inc.	16,449	322
Patterson-UTI Energy, Inc.	3,767	66	Cohen & Steers, Inc.	10,012	407
PBF Energy, Inc. Class A	27,493	932	Columbia Banking System, Inc.	4,923	207
PDC Energy, Inc. (Æ)	2,054	101	Community Bank System, Inc.	4,731	253
Phillips 66 Partners, LP	10,569	505	Cousins Properties, Inc. (ö)	50,195	436
Range Resources Corp.	18,523	269	Cowen Group, Inc. Class A(Æ)	32,716	432
REX American Resources Corp. (Æ)	982	71	CyrusOne, Inc. (ö)	6,304	323
Ring Energy, Inc. (Æ)	10,921	157	Diamond Hill Investment Group, Inc.	1,452	300
RPC, Inc. (Ñ)	28,012	505	DiamondRock Hospitality Co. (ö)	9,660	101
Sanchez Energy Corp. (Æ)(Ñ)	12,252	38	Eagle Bancorp, Inc. (Æ)	1,464	88
SemGroup Corp. Class A	13,839	296	EastGroup Properties, Inc. (ö)	1,434	119
Solaris Oilfield Infrastructure, Inc. Class			Education Realty Trust, Inc. (ö)	18,430	604
A(Æ)	14,357	238	Employers Holdings, Inc.	3,405	138
Southwestern Energy Co. (Æ)	61,062	264	Enova International, Inc. (Æ)	5,729	126
SRC Energy, Inc. (Æ)	9,875	93	Enstar Group, Ltd. (Æ)	443	93
SunCoke Energy, Inc. (Æ)	22,195	239	Essent Group, Ltd. (Æ)	2,531	108
Unit Corp. (Æ)	15,597	308	Evercore, Inc. Class A	7,447	649
WPX Energy, Inc. (Æ)	3,835	57	Everi Holdings, Inc. (Æ)	14,617	96
		8,295	Ezcorp, Inc. Class A(Æ)	6,882	91
			Fair Isaac Corp. (Æ)	570	97
Financial Services - 23.6%			FB Financial Corp.	1,750	71
Acadia Realty Trust(ö)	3,004	74	FBL Financial Group, Inc. Class A	1,037	72
Agree Realty Corp. (ö)	1,954	94	Federal Agricultural Mortgage Corp. Class C	3,819	332
American Equity Investment Life Holding			Federated National Holding Co.	5,800	91
Co.	52,091	1,528	Financial Engines, Inc.	3,492	122
Amerisafe, Inc.	5,319	294	Financial Institutions, Inc.	2,390	71

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 9

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
First BanCorp(Æ)	20,879	336	Medical Properties Trust, Inc. (ö)	26,822	349
First Citizens BancShares, Inc. Class A	352	145	Mercantile Bank Corp.	6,415	213
First Commonwealth Financial Corp.	83,008	1,173	Meridian Bancorp, Inc.	4,897	99
First Defiance Financial Corp.	1,427	82	MGIC Investment Corp. (Æ)	11,749	153
First Financial Bancorp	3,462	102	Midland States Bancorp, Inc.	1,992	63
First Financial Bankshares, Inc.	2,312	107	Moelis & Co. Class A	1,986	101
First Financial Corp.	2,207	92	Morningstar, Inc.	5,518	527
First Hawaiian, Inc.	21,697	604	National Bankshares, Inc.	2,227	100
First Horizon National Corp.	39,211	738	National Commerce Corp. (Æ)	1,400	61
First Industrial Realty Trust, Inc. (ö)	4,185	122	National General Holdings Corp.	45,066	1,096
First Internet Bancorp	2,200	81	National Western Life Group, Inc. Class A	375	114
First Merchants Corp.	1,930	80	Navigators Group, Inc. (The)	1,591	92
First Midwest Bancorp, Inc.	6,025	148	NMI Holdings, Inc. Class A(Æ)	16,676	276
FNB Corp.	188,814	2,539	Northrim BanCorp, Inc.	4,824	167
Four Corners Property Trust, Inc. (ö)	3,841	89	Northwest Bancshares, Inc.	7,167	119
Fulton Financial Corp.	5,790	103	OFG Bancorp(Ñ)	134,192	1,401
Genworth Financial, Inc. Class A(Æ)	22,972	65	Old National Bancorp	30,070	508
GEO Group, Inc. (The)(ö)	4,723	97	Opus Bank	2,713	76
German American Bancorp, Inc.	6,206	207	Outfront Media, Inc. (ö)	43,486	815
Glacier Bancorp, Inc.	2,702	104	Owens Realty Mortgage, Inc. (ö)	4,603	67
Gladstone Commercial Corp. (ö)	3,218	56	Pacific Premier Bancorp, Inc. (Æ)	5,539	223
Gramercy Property Trust(ö)	7,361	160	PCSB Financial Corp. (Æ)	19,743	414
Great Western Bancorp, Inc.	30,262	1,218	Pebblebrook Hotel Trust(ö)	3,665	126
Green Dot Corp. Class A(Æ)	12,219	784	People's Utah Bancorp	2,792	90
Greenhill & Co. , Inc.	23,120	428	Piper Jaffray Cos.	929	77
Guaranty Bancorp	3,728	106	Potlatch Corp. (ö)	7,840	408
Hamilton Lane, Inc. Class A	1,895	71	Preferred Bank	7,076	454
Hancock Holding Co.	2,823	146	Primerica, Inc.	1,690	163
Health Insurance Innovations, Inc. Class			Prosperity Bancshares, Inc.	15,148	1,100
A(Æ)	3,416	99	Provident Financial Services, Inc.	3,328	85
Heritage Commerce Corp.	5,232	86	PS Business Parks, Inc. (ö)	1,196	135
Heritage Financial Corp.	11,963	366	Pzena Investment Management, Inc. Class A	22,086	246
Heritage Insurance Holdings, Inc. (Ñ)	4,151	63	QTS Realty Trust, Inc. Class A(ö)	9,039	327
Hilltop Holdings, Inc.	3,867	91	Quality Care Properties, Inc. (Æ)(ö)	7,750	151
Home BancShares, Inc.	34,607	789	Radian Group, Inc.	7,338	140
Horace Mann Educators Corp.	5,150	220	Rayonier, Inc. (ö)	22,747	800
Houlihan Lokey, Inc. Class A	2,079	93	Redwood Trust, Inc. (ö)	5,433	84
Howard Bancorp, Inc. (Æ)	1,629	32	Renasant Corp.	2,342	100
Iberiabank Corp.	13,569	1,058	Retail Opportunity Investments Corp. (ö)	59,756	1,056
Independence Realty Trust, Inc. (ö)	50,817	467	Rexford Industrial Realty, Inc. (ö)	4,133	119
Independent Bank Corp.	17,510	401	RLI Corp.	1,725	109
Infinity Property & Casualty Corp.	916	108	RLJ Lodging Trust(ö)	32,713	636
InfraREIT, Inc. (ö)	4,269	83	RMR Group, Inc. (The) Class A	1,162	81
Investors Bancorp, Inc.	9,233	126	Ryman Hospitality Properties, Inc. (ö)	9,283	719
Investors Title Co.	337	67	Safety Insurance Group, Inc.	1,267	97
iStar, Inc. (Æ)(ö)	6,969	71	Selective Insurance Group, Inc.	2,548	155
Jack Henry & Associates, Inc.	6,016	728	Seritage Growth Properties(Ñ)(ö)	1,986	71
James River Group Holdings, Ltd.	1,979	70	Shore Bancshares, Inc.	4,749	90
JER Investment Trust, Inc. (Å)(Æ)(Š)	1,771	—	STAG Industrial, Inc. (ö)	3,648	87
Kearny Financial Corp.	99,903	1,298	State Auto Financial Corp.	9,330	267
Kemper Corp.	2,000	114	State Bank Financial Corp.	7,699	231
Kennedy-Wilson Holdings, Inc.	27,444	478	Sterling Bancorp	1,557	35
Kingstone Cos. , Inc.	4,421	74	Stewart Information Services Corp.	2,354	103
LaSalle Hotel Properties(ö)	7,603	221	Stifel Financial Corp.	2,087	124
LendingTree, Inc. (Æ)	2,459	807	Summit Hotel Properties, Inc. (ö)	5,844	80
Lexington Realty Trust(ö)	9,906	78	Sunstone Hotel Investors, Inc. (ö)	11,743	179
Live Oak Bancshares, Inc.	3,394	94	Taubman Centers, Inc. (ö)	6,472	368
LPL Financial Holdings, Inc.	3,461	211	TCF Financial Corp.	25,802	589
Mack-Cali Realty Corp. (ö)	3,969	66	Terreno Realty Corp. (ö)	3,173	110
MB Financial, Inc.	2,736	111	Texas Capital Bancshares, Inc. (Æ)	1,023	92

See accompanying notes which are an integral part of this quarterly report.

10 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Third Point Reinsurance, Ltd. (Æ)	3,826	53	Cross Country Healthcare, Inc. (Æ)	17,251	192
Timberland Bancorp, Inc.	1,541	47	CryoLife, Inc. (Æ)	2,316	46
TriState Capital Holdings, Inc. (Æ)	1,557	36	Cutera, Inc. (Æ)	2,163	109
Triumph Bancorp, Inc. (Æ)	4,685	193	Eagle Pharmaceuticals, Inc. (Æ)	672	35
TrustCo Bank Corp.	12,289	104	Emergent BioSolutions, Inc. (Æ)	1,880	99
UMB Financial Corp.	6,952	503	Enanta Pharmaceuticals, Inc. (Æ)	1,030	83
UMH Properties, Inc. (ö)	7,201	97	Encompass Health Corp. (Æ)	20,556	1,175
Umpqua Holdings Corp.	102,258	2,188	Ensign Group, Inc. (The)	31,959	841
Union Bankshares Corp.	2,655	97	Esperion Therapeutics, Inc. (Æ)	876	63
United Bankshares, Inc.	3,296	116	Exact Sciences Corp. (Æ)	3,767	152
United Community Banks, Inc.	3,137	99	FibroGen, Inc. (Æ)	3,152	146
Universal Insurance Holdings, Inc.	2,883	92	GenMark Diagnostics, Inc. (Æ)	7,815	43
Urban Edge Properties(ö)	3,864	82	Genomic Health, Inc. (Æ)	2,046	64
Valley National Bancorp	9,512	119	Global Blood Therapeutics, Inc. (Æ)	1,878	91
Veritex Holdings, Inc. (Æ)	3,548	98	Globus Medical, Inc. Class A(Æ)	5,223	260
Waddell & Reed Financial, Inc. Class A	3,979	80	Halozyme Therapeutics, Inc. (Æ)	19,135	375
Washington Federal, Inc.	3,963	137	Halyard Health, Inc. (Æ)	2,525	116
Washington Real Estate Investment Trust(ö)	3,281	90	HealthEquity, Inc. (Æ)	1,799	109
WesBanco, Inc.	10,934	463	Heron Therapeutics, Inc. (Æ)	2,088	58
Westamerica Bancorporation	10,090	586	ICU Medical, Inc. (Æ)	413	104
Wintrust Financial Corp.	5,011	431	ImmunoGen, Inc. (Æ)	6,459	68
WisdomTree Investments, Inc.	9,197	84	Immunomedics, Inc. (Æ)	2,317	34
Xenia Hotels & Resorts, Inc. (ö)	5,994	118	Inogen, Inc. (Æ)	3,792	466
		57,974	Insmed, Inc. (Æ)	3,080	69
			Integra LifeSciences Holdings Corp. (Æ)	9,669	535
Health Care - 12.5%			Intersect ENT, Inc. (Æ)	2,248	88
Abaxis, Inc.	10,510	742	iRhythm Technologies, Inc. (Æ)	576	36
Acadia Healthcare Co. , Inc. (Æ)(Ñ)	8,715	341	Ironwood Pharmaceuticals, Inc. Class A(Æ)	9,834	152
Acceleron Pharma, Inc. (Æ)	1,874	73	K2M Group Holdings, Inc. (Æ)	3,769	71
Aclaris Therapeutics, Inc. (Æ)	2,811	49	Lannett Co. , Inc. (Æ)(Ñ)	61,732	991
Addus HomeCare Corp. (Æ)	5,492	267	Lantheus Holdings, Inc. (Æ)	2,428	39
Agile Therapeutics, Inc. (Æ)	17,938	46	LeMaitre Vascular, Inc.	2,193	79
Aimmune Therapeutics, Inc. (Æ)	3,781	120	Ligand Pharmaceuticals, Inc. Class B(Æ)	6,335	1,046
Alkermes PLC(Æ)	7,549	438	LivaNova PLC(Æ)	1,029	91
Allscripts Healthcare Solutions, Inc. (Æ)	32,862	406	Loxo Oncology, Inc. (Æ)	967	112
AMAG Pharmaceuticals, Inc. (Æ)	42,863	864	Luminex Corp.	2,791	59
Amicus Therapeutics, Inc. (Æ)	6,885	104	Magellan Health, Inc. (Æ)	1,390	149
AMN Healthcare Services, Inc. (Æ)	17,804	1,010	Masimo Corp. (Æ)	1,661	146
AnaptysBio, Inc. (Æ)	1,026	107	Medidata Solutions, Inc. (Æ)	1,213	76
Anika Therapeutics, Inc. (Æ)	1,260	63	Merit Medical Systems, Inc. (Æ)	14,065	638
Antares Pharma, Inc. (Æ)	38,297	84	MiMedx Group, Inc. (Æ)(Ñ)	6,931	48
Apollo Endosurgery, Inc. (Æ)	19,458	120	Molina Healthcare, Inc. (Æ)	4,234	344
Array BioPharma, Inc. (Æ)	8,924	146	Myriad Genetics, Inc. (Æ)	4,260	126
Atrion Corp.	201	127	National Research Corp. Class A	2,114	62
Avexis, Inc. (Æ)	1,244	154	Nektar Therapeutics(Æ)	1,638	174
AxoGen, Inc. (Æ)	11,144	407	Neogen Corp. (Æ)	2,169	145
BioSpecifics Technologies Corp. (Æ)	1,155	51	NeoGenomics, Inc. (Æ)	137,741	1,124
BioTelemetry, Inc. (Æ)	25,065	778	Neos Therapeutics, Inc. (Æ)	58,206	483
Bluebird Bio, Inc. (Æ)	1,692	289	Neurocrine Biosciences, Inc. (Æ)	1,159	96
Blueprint Medicines Corp. (Æ)	1,835	168	Nevro Corp. (Æ)	3,280	284
Cambrex Corp. (Æ)	1,531	80	Novavax, Inc. (Æ)(Ñ)	18,532	39
Cardiovascular Systems, Inc. (Æ)	4,151	91	Nuvectra Corp. (Æ)	8,898	116
Catalent, Inc. (Æ)	3,903	160	NxStage Medical, Inc. (Æ)	3,121	78
Chemed Corp.	3,709	1,012	Omnicell, Inc. (Æ)	7,558	328
Clearside Biomedical, Inc. (Æ)	6,335	68	Oxford Immunotec Global PLC(Æ)	7,351	92
Clovis Oncology, Inc. (Æ)	2,402	127	Pacira Pharmaceuticals, Inc. (Æ)	2,549	79
Collegium Pharmaceutical, Inc. (Æ)(Ñ)	8,030	205	PDL BioPharma, Inc. (Æ)	36,743	108
Concert Pharmaceuticals, Inc. (Æ)	3,987	91	Penumbra, Inc. (Æ)	4,134	478
Corcept Therapeutics, Inc. (Æ)	28,810	474	PRA Health Sciences, Inc. (Æ)	6,055	502
CorVel Corp. (Æ)	6,055	306	Prestige Brands Holdings, Inc. (Æ)	19,732	665

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 11

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Prothena Corp. PLC(Æ)	2,745	101	Mueller Water Products, Inc. Class A	54,945	597
Puma Biotechnology, Inc. (Æ)	1,499	102	Neenah Paper, Inc.	6,224	488
Quality Systems, Inc. (Æ)	3,762	51	NewMarket Corp.	972	390
Radius Health, Inc. (Æ)(Ñ)	1,573	57	NN, Inc.	2,758	66
Repligen Corp. (Æ)	3,781	137	Omega Flex, Inc.	736	48
Rhythm Pharmaceuticals, Inc. (Æ)	1,606	32	Owens-Illinois, Inc. (Æ)	19,449	421
Sage Therapeutics, Inc. (Æ)	1,693	273	Patrick Industries, Inc. (Æ)	2,969	184
Sangamo BioSciences, Inc. (Æ)	5,935	113	PGT Innovations, Inc. (Æ)	22,910	427
Sarepta Therapeutics, Inc. (Æ)	3,189	236	PH Glatfelter Co.	2,242	46
SeaSpine Holdings Corp. (Æ)	26,458	268	Platform Specialty Products Corp. (Æ)	61,365	591
Select Medical Holdings Corp. (Æ)	9,486	164	Quaker Chemical Corp.	3,597	533
Spark Therapeutics, Inc. (Æ)	1,663	111	Quanex Building Products Corp.	10,678	186
Steris PLC	6,378	595	Rayonier Advanced Materials, Inc.	25,862	555
Supernus Pharmaceuticals, Inc. (Æ)	22,397	1,026	RBC Bearings, Inc. (Æ)	1,022	127
Surmodics, Inc. (Æ)	3,820	145	Ryerson Holding Corp. (Æ)	4,037	33
Tactile Systems Technology, Inc. (Æ)	15,993	509	Silgan Holdings, Inc.	31,641	881
Teladoc, Inc. (Æ)(Ñ)	4,788	193	Simpson Manufacturing Co. , Inc.	2,204	127
Triple-S Management Corp. Class B(Æ)	3,878	101	SiteOne Landscape Supply, Inc. (Æ)	3,826	295
Ultragenyx Pharmaceutical, Inc. (Æ)	2,939	150	Summit Materials, Inc. Class A(Æ)	3,665	111
US Physical Therapy, Inc.	5,877	478	Trex Co. , Inc. (Æ)	794	86
Utah Medical Products, Inc.	3,677	363	Tronox, Ltd. Class A	7,547	139
Varex Imaging Corp. (Æ)	20,907	748	US Concrete, Inc. (Æ)	12,831	775
VBI Vaccines, Inc. (Æ)	28,482	100	US Silica Holdings, Inc.	2,866	73
Vericel Corp. (Æ)	12,650	126	Venator Materials PLC(Æ)	3,015	55
ViewRay, Inc. (Æ)(Ñ)	26,327	169	Versum Materials, Inc.	13,023	490
Voyager Therapeutics, Inc. (Æ)	2,537	48			18,608
Wright Medical Group NV(Æ)	4,074	81
Xencor, Inc. (Æ)	3,096	93	Producer Durables - 13.0%
		30,615	ABM Industries, Inc.	11,763	394
			ACCO Brands Corp.	106,551	1,336
Materials and Processing - 7.6%			Advanced Energy Industries, Inc. (Æ)	1,216	78
AAON, Inc.	2,238	87	AECOM(Æ)	16,278	580
Advanced Drainage Systems, Inc.	21,076	546	Aegion Corp. Class A(Æ)	8,344	191
Apogee Enterprises, Inc.	45,161	1,959	Aerojet Rocketdyne Holdings, Inc. (Æ)	1,758	49
Armstrong Flooring, Inc. (Æ)	33,427	454	Air Transport Services Group, Inc. (Æ)	11,789	275
Armstrong World Industries, Inc. (Æ)	10,910	614	Allied Motion Technologies, Inc.	10,591	421
Beacon Roofing Supply, Inc. (Æ)	629	33	Astec Industries, Inc.	1,514	84
Belden, Inc.	751	52	Atlas Air Worldwide Holdings, Inc. (Æ)	22,376	1,352
Bemis Co. , Inc.	16,753	729	AZZ, Inc.	13,459	588
BlueLinx Holdings, Inc. (Æ)	10,534	343	Badger Meter, Inc.	8,757	413
Builders FirstSource, Inc. (Æ)	10,179	202	Barrett Business Services, Inc.	1,426	118
Cabot Microelectronics Corp.	560	60	BMX Technologies, Inc. Class W(Æ)	15,657	995
Chase Corp.	411	48	Brink's Co. (The)	6,568	469
Comfort Systems USA, Inc.	15,383	635	Casella Waste Systems, Inc. Class A(Æ)	4,376	102
Commercial Metals Co.	26,766	548	Columbus McKinnon Corp.	2,206	79
Compass Minerals International, Inc.	17,918	1,081	Convergys Corp.	2,871	65
Culp, Inc.	2,452	75	Covanta Holding Corp.	83,727	1,214
Ferroglobe PLC(Æ)	56,584	607	Covenant Transportation Group, Inc. Class
FutureFuel Corp.	7,489	90	A(Æ)	2,408	72
Global Brass & Copper Holdings, Inc.	1,209	40	CPI Aerostructures, Inc. (Æ)	1,351	13
Hi-Crush Partners, LP	5,444	58	CRA International, Inc.	7,508	393
Ingevity Corp. (Æ)	7,345	541	Deluxe Corp.	8,047	596
Installed Building Products, Inc. (Æ)	4,852	291	DHT Holdings, Inc.	24,243	82
Insteel Industries, Inc.	22,498	622	DXP Enterprises, Inc. (Æ)	2,405	94
Interface, Inc. Class A	19,938	502	Dycom Industries, Inc. (Æ)	1,702	183
KMG Chemicals, Inc.	715	43	Exponent, Inc.	7,357	579
Koppers Holdings, Inc. (Æ)	1,690	69	Flir Systems, Inc.	2,194	110
LB Foster Co. Class A(Æ)	10,551	248	Forrester Research, Inc.	1,691	70
LSB Industries, Inc. (Æ)	36,871	226	Forward Air Corp.	6,206	328
Materion Corp.	1,591	81	Gorman-Rupp Co. (The)	1,619	47

See accompanying notes which are an integral part of this quarterly report.

12 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
GP Strategies Corp. (Æ)	9,878	224	Watts Water Technologies, Inc. Class A	3,060	238
Granite Construction, Inc.	3,348	187	Welbilt, Inc. (Æ)	13,826	269
Great Lakes Dredge & Dock Corp. (Æ)	34,613	159	WNS Holdings, Ltd. - ADR(Æ)	13,801	626
Greenbrier Cos. , Inc. (Ñ)	4,543	228	YRC Worldwide, Inc. (Æ)	55,555	491
H&E Equipment Services, Inc.	1,297	50			31,952
Harsco Corp. (Æ)	3,526	73
Healthcare Services Group, Inc.	11,882	517	Technology - 14.1%
HEICO Corp.	16,102	1,397	Acxiom Corp. (Æ)	15,513	352
Heidrick & Struggles International, Inc.	2,347	73	Adesto Technologies Corp. (Æ)	23,543	174
HNI Corp.	17,669	638	ADTRAN, Inc.	21,529	335
Hudson Technologies, Inc. (Æ)(Ñ)	64,515	319	Anixter International, Inc. (Æ)	2,044	155
Hurco Cos. , Inc.	1,809	83	Apptio, Inc. Class A(Æ)	21,230	602
Information Services Group, Inc. (Å)(Æ)	85,179	356	Aquantia Corp. (Æ)(Ñ)	12,738	200
JetBlue Airways Corp. (Æ)	33,848	688	ASGN, Inc. (Æ)	12,756	1,044
John Bean Technologies Corp.	3,322	377	Aspen Technology, Inc. (Æ)	1,647	130
KBR, Inc.	70,428	1,140	Asure Software, Inc. (Æ)(Ñ)	15,865	194
Kelly Services, Inc. Class A	3,783	110	Avaya Holdings Corp. (Æ)	31,323	702
Kimball International, Inc. Class B	11,881	202	AVX Corp.	5,301	88
KLX, Inc. (Æ)	5,213	370	Bandwidth, Inc. Class A(Æ)	3,673	120
Knight-Swift Transportation Holdings, Inc.			Benchmark Electronics, Inc.	5,130	153
(Æ)	14,457	665	Blackline, Inc. (Æ)	7,111	279
Kornit Digital, Ltd. (Æ)(Ñ)	4,295	55	Bottomline Technologies de, Inc. (Æ)	12,628	489
Littelfuse, Inc.	2,818	587	Box, Inc. Class A(Æ)	13,169	271
Lydall, Inc. (Æ)	6,547	316	CACI International, Inc. Class A(Æ)	852	129
Manitowoc Co. , Inc. (The)(Æ)	16,148	460	CalAmp Corp. (Æ)	41,171	942
Marlin Business Services Corp.	2,454	70	Callidus Software, Inc. (Æ)	11,790	424
Marten Transport, Ltd.	11,269	257	Carbonite, Inc. (Æ)	29,821	859
MasTec, Inc. (Æ)	14,222	669	Cars. com, Inc. (Æ)	17,575	498
MAXIMUS, Inc.	6,297	420	Cirrus Logic, Inc. (Æ)	2,017	82
McGrath RentCorp	4,611	248	Coherent, Inc. (Æ)	784	147
Milacron Holdings Corp. (Æ)	2,223	45	CommerceHub, Inc. (Æ)	13,743	309
Mitek Systems, Inc. (Æ)	13,537	100	Conduent, Inc. (Æ)	46,824	873
Mobile Mini, Inc.	11,149	485	Cornerstone OnDemand, Inc. (Æ)	11,481	449
Modine Manufacturing Co. (Æ)	2,179	46	Coupa Software, Inc. (Æ)	4,364	199
MSC Industrial Direct Co. , Inc. Class A	1,788	164	Cree, Inc. (Æ)	1,324	53
NV5 Global, Inc. (Æ)	4,522	252	Cypress Semiconductor Corp.	19,356	328
Old Dominion Freight Line, Inc.	5,478	805	Diebold Nixdorf, Inc.	40,574	625
Orion Group Holdings, Inc. (Æ)	22,647	149	Diodes, Inc. (Æ)	10,835	330
PFSweb, Inc. (Æ)	16,403	143	Ellie Mae, Inc. (Æ)	853	78
Radiant Logistics, Inc. (Æ)	13,199	51	Entegris, Inc.	2,158	75
Raven Industries, Inc.	2,624	92	EPAM Systems, Inc. (Æ)	877	100
Ryder System, Inc.	6,299	459	Everbridge, Inc. (Æ)	10,249	375
Saia, Inc. (Æ)	6,464	486	Fabrinet(Æ)	3,556	112
Schneider National, Inc. Class B	8,766	228	Finisar Corp. (Æ)	38,733	612
Ship Finance International, Ltd.	7,330	105	FireEye, Inc. (Æ)	51,171	866
SkyWest, Inc.	3,511	191	Five9, Inc. (Æ)	57,036	1,700
Spartan Motors, Inc.	16,953	292	Fusion Telecommunications International,
Square, Inc. Class A(Æ)	5,878	289	Inc. (Æ)	77,863	251
Standex International Corp.	5,319	507	GDS Holdings, Ltd. - ADR(Æ)	6,641	182
Steelcase, Inc. Class A	80,986	1,101	GrubHub, Inc. (Æ)	3,333	338
Strattec Security Corp.	3,493	127	GSI Group, Inc. (Æ)	2,633	137
Sun Hydraulics Corp.	2,589	139	GTT Communications, Inc. (Æ)	8,782	498
Sykes Enterprises, Inc. (Æ)	3,386	98	Hortonworks, Inc. (Æ)	6,270	128
Titan Machinery, Inc. (Æ)	4,686	110	II-VI, Inc. (Æ)	1,165	48
TopBuild Corp. (Æ)	1,797	138	Insight Enterprises, Inc. (Æ)	4,702	164
Triumph Group, Inc.	8,945	225	Integrated Device Technology, Inc. (Æ)	42,642	1,304
Tutor Perini Corp. (Æ)	11,796	260	InterDigital, Inc.	781	57
UniFirst Corp.	431	70	InterXion Holding NV(Æ)	6,237	387
Vishay Precision Group, Inc. (Æ)	12,166	379	Kimball Electronics, Inc. (Æ)	19,824	320
WageWorks, Inc. (Æ)	10,716	484	Leaf Group, Ltd. (Æ)	23,939	169

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 13

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
LogMeIn, Inc.	3,118	360		Boingo Wireless, Inc. (Æ)	52,224		1,295
Magnachip Semiconductor Corp. (Æ)	13,352	128		California Water Service Group	4,276		159
ManTech International Corp. Class A	2,329	129		Chesapeake Utilities Corp.	1,052		74
Meet Group, Inc. (Æ)	25,706	54		Cogent Communications Holdings, Inc.	8,963		389
Methode Electronics, Inc.	4,184	164		Comstock Resources, Inc. (Æ)	3,703		27
Mimecast, Ltd. (Æ)	20,385	722		Consolidated Water Co. , Ltd.	2,918		42
Mindbody Inc. Class A(Æ)	1,991	77		Dynegy, Inc. Class A(Æ)	10,738		145
MKS Instruments, Inc.	1,421	164		El Paso Electric Co.	2,684		137
Model N, Inc. (Æ)	4,627	84		GCI Liberty, Inc. Class A(Æ)	17,286		915
MongoDB, Inc. (Æ)	908	39		Gogo, Inc. (Æ)(Ñ)	7,620		66
Monolithic Power Systems, Inc.	2,081	241		Idacorp, Inc.	2,252		199
NCR Corp. (Æ)	14,261	450		j2 Global, Inc.	9,250		730
NETGEAR, Inc. (Æ)	3,608	206		Midstates Petroleum Co. , Inc. (Æ)	25,823		344
NetScout Systems, Inc. (Æ)	3,368	89		New Jersey Resources Corp.	4,001		160
Nice, Ltd. - ADR(Æ)	4,047	380		Northwest Natural Gas Co.	1,663		96
Nova Measuring Instruments, Ltd. (Æ)	6,147	167		NorthWestern Corp.	2,016		108
Nutanix, Inc. Class A(Æ)	9,355	459		NRG Yield, Inc. Class A	28,535		469
Orbotech, Ltd. (Æ)	4,383	273		NRG Yield, Inc. Class C	8,853		151
Paycom Software, Inc. (Æ)	1,907	205		ONE Gas, Inc.	2,727		180
PC Connection, Inc.	4,918	123		Ormat Technologies, Inc.	1,412		80
PDF Solutions, Inc. (Æ)	11,643	136		PNM Resources, Inc.	2,407		92
Perficient, Inc. (Æ)	25,024	574		Portland General Electric Co.	2,494		101
PlayAGS, Inc. (Æ)	15,881	369		Resolute Energy Corp. (Æ)	4,337		150
Plexus Corp. (Æ)	1,080	65		RingCentral, Inc. Class A(Æ)	10,700		679
Power Integrations, Inc.	8,042	550		SJW Group	726		38
Proofpoint, Inc. (Æ)	5,473	622		South Jersey Industries, Inc.	13,462		379
Q2 Holdings, Inc. (Æ)	5,610	256		Southwest Gas Holdings, Inc.	1,881		127
Quantenna Communications, Inc. (Æ)	8,424	115		Spire, Inc.	2,602		188
Rapid7, Inc. (Æ)	3,100	79		Ultra Petroleum Corp. (Æ)	7,248		30
RealPage, Inc. (Æ)	16,769	864		Vistra Energy Corp. (Æ)	16,227		338
Rogers Corp. (Æ)	1,440	172		WGL Holdings, Inc.	1,757		147
Sanmina Corp. (Æ)	5,308	139		Whiting Petroleum Corp. (Æ)	19,586		663
ScanSource, Inc. (Æ)	4,699	167		WildHorse Resource Development Corp. (Æ)	3,923		75
Science Applications International Corp.	4,911	387					10,771
Semtech Corp. (Æ)	2,586	101
ShotSpotter, Inc. (Æ)	13,683	363		Total Common Stocks
Silicon Laboratories, Inc. (Æ)	726	65		(cost $211,839)			236,236
Simulations Plus, Inc.	3,348	49
Super Micro Computer, Inc. (Æ)	31,306	532		Investments in Other Funds - 0.1%
Synaptics, Inc. (Æ)	8,571	392		Financial Services - 0.1%
Synchronoss Technologies, Inc. (Æ)	8,018	85		SPDR S&P Biotech ETF	3,935		345
SYNNEX Corp.	792	94		Total Investments in Other Funds
Tech Data Corp. (Æ)	790	67		(cost $334)			345
TechTarget, Inc. (Æ)	6,206	123
USA Technologies, Inc. (Æ)	55,750	502	Short	-Term Investments - 3.6%
Varonis Systems, Inc. (Æ)	16,461	996		U. S. Cash Management Fund(@)	8,826,768	(8)	8,826
VeriFone Systems, Inc. (Æ)	84,042	1,293		Total Short-Term Investments
Verint Systems, Inc. (Æ)	1,202	51		(cost $8,827)			8,826
ViaSat, Inc. (Æ)	930	61
Vishay Intertechnology, Inc.	9,054	168		Other Securities - 3.1%
Xperi Corp.	60,240	1,274		U. S. Cash Collateral Fund(×)(@)	7,528,490	(8)	7,528
Yelp, Inc. Class A(Æ)	1,390	58		Total Other Securities
		34,719		(cost $7,528)			7,528

Utilities - 4.4%				Total Investments 103.1%
Algonquin Power & Utilities Corp. (Ñ)	51,046	506		(identified cost $228,528)			252,935
Allete, Inc.	2,235	161
American States Water Co.	12,915	685		Other Assets and Liabilities, Net
Antero Midstream GP LP	31,310	501	-	(3.1%)			(7,498)
Avista Corp.	2,825	145		Net Assets - 100.0%			245,437

See accompanying notes which are an integral part of this quarterly report.

14 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.5%
Information Services Group, Inc.	12/11/17	85,179	4.24	361	356
JER Investment Trust, Inc.	05/27/04	1,771	82.03	145	—
Superior Uniform Group, Inc.	07/23/15	28,955	23.04	667	761
					1,117
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 15

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
Long Positions
Russell 2000 E-Mini Index Futures			39	USD	2,986	06/18	(103)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(103)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
					Practical
Portfolio Summary	Level 1	Level 2	Level 3		Expedient (a)		Total
Common Stocks
Consumer Discretionary	$34,782	$—		$—		$—	$34,782
Consumer Staples	8,520	—		—		—	8,520
Energy	8,295	—		—		—	8,295
Financial Services	57,974	—		—		—	57,974
Health Care	30,615	—		—		—	30,615
Materials and Processing	18,608	—		—		—	18,608
Producer Durables	31,952	—		—		—	31,952
Technology	34,719	—		—		—	34,719
Utilities	10,771	—		—		—	10,771
Investments in Other Funds	345	—		—		—	345
Short-Term Investments	—	—		—		8,826	8,826
Other Securities	—	—		—		7,528	7,528
Total Investments	236,581	—		—		16,354	252,935

Other Financial Instruments

Liabilities
Futures Contracts	(103)	—		—		—	(103)
Total Other Financial Instruments*	$(103)	$—		$—		$—	$(103)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2018, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March
31, 2018, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

16 U.S. Small Cap Equity Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 92.6%			Bermuda - 0.2%
Australia - 2.9%			XL Group, Ltd.	16,673	921
AGL Energy, Ltd.	38,046	637
Aristocrat Leisure, Ltd.	83,076	1,549	Canada - 3.8%
Australia & New Zealand Banking			Atco, Ltd. Class I	2,500	80
Group, Ltd. - ADR	8,664	180	Bank of Montreal	5,717	432
BHP Billiton, Ltd. - ADR	10,496	232	Bank of Nova Scotia (The)	6,499	400
BlueScope Steel, Ltd.	13,300	156	BCE, Inc.	5,200	224
Brambles, Ltd.	13,498	104	Brookfield Asset Management, Inc.
Caltex Australia, Ltd.	4,558	111	Class A	2,060	80
Coca-Cola Amatil, Ltd.	27,200	182	BRP, Inc.	4,400	169
Commonwealth Bank of Australia - ADR	9,701	542	CAE, Inc.	12,100	225
Computershare, Ltd.	15,900	213	Canadian Imperial Bank of Commerce	9,758	861
Crown Resorts, Ltd.	900	9	Canadian National Railway Co.	7,448	544
CSL, Ltd.	11,921	1,433	Canadian Natural Resources, Ltd.	12,615	397
Dexus Property Group(Æ)(ö)	20,800	150	Canadian Tire Corp. , Ltd. Class A	2,500	329
Fortescue Metals Group, Ltd.	11,400	38	Canfor Corp. (Æ)	5,000	114
Investa Office Fund(ö)	15,900	53	Celestica, Inc. (Æ)	37,937	393
Macquarie Group, Ltd.	22,708	1,811	Cenovus Energy, Inc.	16,238	138
Metcash, Ltd.	40,900	99	CGI Group, Inc. Class A(Æ)	5,100	294
Mineral Resources, Ltd.	8,000	106	Constellation Software, Inc.	1,000	679
Mirvac Group(ö)	159,500	265	Empire Co. , Ltd. Class A	9,600	193
National Australia Bank, Ltd. - ADR	6,643	146	Encana Corp.	67,032	737
Newcrest Mining, Ltd.	44,400	667	Fairfax Financial Holdings, Ltd.	200	101
OZ Minerals, Ltd.	1,600	11	First Quantum Minerals, Ltd.	45,504	639
Qantas Airways, Ltd. (Æ)	40,558	182	George Weston, Ltd.	2,300	185
Sandfire Resources NL	21,762	123	Granite Real Estate Investment Trust(ö)	200	8
Sims Metal Management, Ltd.	1,200	13	Great-West Lifeco, Inc.	6,241	159
St. Barbara, Ltd.	4,800	15	H&R Real Estate Investment Trust(ö)	10,400	170
Stockland(ö)	98,700	306	IAMGOLD Corp. (Æ)	1,800	9
Telstra Corp. , Ltd.	115,779	281	Intact Financial Corp.	5,018	377
Treasury Wine Estates, Ltd.	24,100	315	Loblaw Cos. , Ltd.	11,400	576
Vicinity Centres(Æ)(ö)	132,700	247	Magna International, Inc. Class A	2,979	168
Wesfarmers, Ltd. (Æ)	37,183	1,193	Manulife Financial Corp.	12,488	232
Westpac Banking Corp.	9,071	201	Maple Leaf Foods, Inc.	1,800	44
Whitehaven Coal, Ltd.	32,000	111	MEG Energy Corp. Class A(Æ)	5,500	19
Woolworths Group, Ltd.	21,911	444	National Bank of Canada	10,400	490
		12,125	Nutrien, Ltd.	16,261	769
			Parex Resources, Inc. (Æ)	8,400	118
Austria - 0.4%			RioCan Real Estate Investment Trust(ö)	9,900	182
Andritz AG	15,984	893	Rogers Communications, Inc. Class B	22,490	1,004
Erste Group Bank AG	5,324	268	Royal Bank of Canada - GDR	14,912	1,152
Immofinanz AG	38,244	100	Saputo, Inc. - ADR	3,000	96
OMV AG	5,378	314	SmartCentres Real Estate Investment
Voestalpine AG	4,135	217	Trust(ö)	3,000	68
		1,792	Stars Group, Inc. (The)(Æ)	3,000	83
			Sun Life Financial, Inc.	11,324	465
Belgium - 1.7%			Teck Resources, Ltd. Class B	2,100	54
Ageas	26,736	1,383	TELUS Corp.	18,000	632
Anheuser-Busch InBev SA	10,283	1,130	TFI International, Inc. (Æ)	4,600	118
Cie d'Entreprises CFE	818	111	Toronto Dominion Bank	33,278	1,888
Colruyt SA	2,318	128	West Fraser Timber Co. , Ltd.	1,800	120
Groupe Bruxelles Lambert SA	3,005	343			16,215
KBC Groep NV	30,448	2,654
Proximus	6,902	214	China - 2.8%
Solvay SA	1,464	204	Alibaba Group Holding, Ltd. - ADR(Æ)	14,046	2,578
UCB SA	11,829	965	JD. com, Inc. - ADR(Æ)	8,313	337
		7,132	Lenovo Group, Ltd.	3,194,000	1,643
			New Oriental Education & Technology
			Group - ADR	5,900	517

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 17

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Ping An Insurance Group Co. of China,			Safran SA	18,102	1,918
Ltd. Class H	197,513	2,032	Sanofi - ADR	36,821	2,958
Sunny Optical Technology Group Co. ,			Schneider Electric SE	28,561	2,512
Ltd.	40,884	771	SCOR SE - ADR	1,918	79
Tencent Holdings, Ltd.	66,053	3,516	Societe Generale SA	8,901	484
Weibo Corp. - ADR(Æ)	4,757	569	Sopra Steria Group	95	19
		11,963	Television Francaise 1	5,013	68
			Thales SA	7,608	927
Denmark - 1.4%			Total SA(Ñ)	59,634	3,389
AP Moller - Maersk A/S Class B	91	142	Unibail-Rodamco SE(Ñ)(ö)	820	188
Danske Bank A/S	59,364	2,218	Vallourec SA(Æ)(Ñ)	148,982	793
DSV A/S	10,758	848	Vicat SA	13,031	985
Genmab A/S(Æ)	2,747	591	Vinci SA	13,205	1,300
H Lundbeck A/S	8,320	465	Vivendi SA - ADR	6,246	162
Oersted A/S(Þ)	3,020	197			37,842
Pandora A/S	2,336	253
Royal Unibrew A/S	1,980	132	Germany - 6.0%
Scandinavian Tobacco Group A/S(Þ)	49,490	871	Adidas AG	3,461	839
Sydbank A/S	1,696	63	Allianz SE	3,315	749
Topdanmark A/S	2,551	121	AURELIUS Equity Opportunities SE &
		5,901	Co. KGaA	980	68
			BASF SE	4,042	411
Finland - 0.7%			Bayer AG	4,435	501
Fortum OYJ(Ñ)	15,936	343	Bayerische Motoren Werke AG	3,043	330
Kesko OYJ Class B	1,502	86	Beiersdorf AG	13,673	1,548
Neste OYJ	5,943	414	Commerzbank AG(Æ)	16,250	211
Outokumpu OYJ(Ñ)	19,216	131	Continental AG	4,021	1,111
Stora Enso OYJ Class R(Ñ)	20,142	371	Covestro AG(Þ)	11,053	1,088
Tikkurila OYJ(Ñ)	21,202	408	Daimler AG	14,488	1,231
UPM-Kymmene OYJ(Ñ)	30,905	1,147	Deutsche Bank AG	11,357	158
Valmet OYJ(Ñ)	5,985	120	Deutsche Boerse AG	26,794	3,649
		3,020	Deutsche Lufthansa AG	33,370	1,066
			Deutsche Telekom AG	19,785	323
France - 9.0%			Deutsche Wohnen SE	4,039	189
Air France-KLM(Æ)	3,600	40	Deutz AG	1,900	17
Air Liquide SA Class A	19,157	2,349	Evonik Industries AG	3,310	117
Arkema SA	908	119	Fresenius Medical Care AG & Co.	250	26
Atos SE	5,188	710	GEA Group AG	25,529	1,086
AXA SA	18,874	502	Hannover Rueck SE	1,868	255
bioMerieux	330	27	HeidelbergCement AG	15,524	1,525
BNP Paribas SA	23,776	1,763	Infineon Technologies AG - ADR	33,736	904
Bouygues SA - ADR	37,956	1,904	Metro AG	13,771	159
Bureau Veritas SA	20,992	546	Muenchener Rueckversicherungs-
Carrefour SA	10,021	208	Gesellschaft AG in Muenchen	7,727	1,797
Christian Dior SE	32	13	Rational AG	206	130
Cie de Saint-Gobain	5,782	306	Rheinmetall AG	110	16
Credit Agricole SA	85,255	1,387	SAP SE - ADR	17,556	1,843
Danone SA	19,337	1,566	Siemens AG	14,060	1,793
Dassault Aviation SA	139	266	Siltronic AG(Æ)	1,019	174
Derichebourg SA	11,448	101	Transportation Components, Inc.	29,770	639
Engie SA	82,628	1,381	Vonovia SE	3,866	192
Gecina SA(ö)	463	80	Wacker Chemie AG	746	123
Hermes International	1,325	786	Zalando SE(Æ)(Þ)	17,842	973
L'Oreal SA	11,436	2,584			25,241
Mercialys SA(ö)	5,811	112
Natixis SA	31,584	259	Hong Kong - 2.9%
Orange SA - ADR	18,409	312	AIA Group, Ltd.	190,597	1,627
Peugeot SA	15,073	363	China Mobile, Ltd.	88,000	805
Publicis Groupe SA - ADR	31,691	2,208	China Resources Power Holdings Co. ,
Renault SA	3,227	392	Ltd.	494,000	908
Rexel SA Class H	104,831	1,776	CK Asset Holdings, Ltd.	156,851	1,327

See accompanying notes which are an integral part of this quarterly report.

18 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
CK Hutchison Holdings Ltd	92,500	1,113	Mediobanca SpA	13,000	153
CLP Holdings, Ltd.	27,000	276	Moncler SpA	15,796	602
Hang Seng Bank, Ltd.	40,212	938	Parmalat SpA	40,579	150
Henderson Land Development Co. , Ltd.	29,900	196	Snam Rete Gas SpA	36,633	169
HKT Trust & HKT, Ltd.	179,000	226	Telecom Italia SpA(Æ)	774,693	738
Hongkong Land Holdings, Ltd.	38,500	266	Tod's SpA	1,650	120
Hysan Development Co. , Ltd.	41,000	218	UniCredit SpA	89,773	1,883
Jardine Matheson Holdings, Ltd.	2,600	160			11,861
Kerry Properties, Ltd.	46,000	209
Link(ö)	105,500	905	Japan - 17.3%
Melco Crown Entertainment, Ltd. - ADR	32,009	928	77 Bank, Ltd. (The)	1,500	36
Sun Hung Kai Properties, Ltd.	10,000	159	Advantest Corp.	35,182	739
Swire Pacific, Ltd. Class A	34,500	350	Aisin Seiki Co. , Ltd.	3,000	164
Swire Properties, Ltd.	26,200	92	Alfresa Holdings Corp.	20,400	459
Techtronic Industries Co. , Ltd.	94,101	556	Alps Electric Co. , Ltd.	19,800	490
WH Group, Ltd. (Þ)	566,000	608	Asahi Glass Co. , Ltd.	11,800	494
Wharf Holdings, Ltd. (The)	112,000	388	Asahi Group Holdings, Ltd.	8,000	430
Wheelock & Co. , Ltd.	28,000	205	Asahi Kasei Corp.	18,000	240
		12,460	Astellas Pharma, Inc.	81,000	1,244
			Benesse Holdings, Inc.	1,100	40
India - 0.6%			BML, Inc.	23,400	609
HDFC Bank, Ltd. - ADR	14,080	1,391	Bridgestone Corp.	20,000	878
Infosys, Ltd. - ADR(Ñ)	62,446	1,114	Canon, Inc.	16,000	584
		2,505	Central Japan Railway Co.	1,400	267
			Century Tokyo Leasing Corp.	4,200	262
Indonesia - 0.2%			Coca-Cola Bottlers Japan Holdings, Inc.	4,400	181
Bank Central Asia Tbk PT	380,195	646	Concordia Financial Group, Ltd.	76,800	434
			Cosel Co. , Ltd.	22,200	305
Ireland - 0.5%			Credit Saison Co. , Ltd.	17,900	300
Bank of Ireland Group PLC(Æ)	15,437	135	Dai Nippon Printing Co. , Ltd.	22,900	476
Medtronic PLC	7,590	609	Dai-ichi Life Holdings, Inc.	58,850	1,093
Ryanair Holdings PLC - ADR(Æ)	4,644	571	Daikin Industries, Ltd.	3,400	378
Willis Towers Watson PLC(Æ)	5,106	777	Daiseki Co. , Ltd.	13,000	363
		2,092	Daito Trust Construction Co. , Ltd.	2,400	408

Israel - 0.7%			Daiwa Securities Group, Inc.	31,000	199
Azrieli Group, Ltd.	2,771	133	Denso Corp.	4,000	220
Bank Hapoalim BM	61,820	425	Dip Corp.	2,200	70
Bank Leumi Le-Israel BM	121,361	733	East Japan Railway Co.	1,300	121
Bezeq The Israeli Telecommunication			Ebara Corp.	25,600	915
Corp. , Ltd.	215,376	275	Eisai Co. , Ltd.	11,500	742
Check Point Software Technologies, Ltd.			FamilyMart UNY Holdings Co. , Ltd.	3,800	318
(Æ)	4,000	397	FANUC Corp.	3,530	898
Elbit Systems, Ltd.	760	92	Fuji Electric Co. , Ltd.	32,500	224
Mizrahi Tefahot Bank, Ltd.	6,560	126	Fuji Media Holdings, Inc.	3,300	56
Nice, Ltd. (Æ)	1,200	113	Fujitsu, Ltd.	401,000	2,431
Plus500, Ltd.	8,051	129	H2O Retailing Corp.	6,200	115
Taro Pharmaceutical Industries, Ltd. (Æ)	1,211	120	Haseko Corp.	1,900	29
Teva Pharmaceutical Industries, Ltd.	14,548	248	Hazama Ando Corp.	1,200	9
		2,791	Hitachi Capital Corp.	7,200	182
			Hitachi, Ltd.	185,500	1,353
Italy - 2.8%			Honda Motor Co. , Ltd.	113,200	3,932
ACEA SpA	6,641	113	Hoya Corp.	9,500	481
Assicurazioni Generali SpA	8,521	164	Icom, Inc.	6,300	156
ASTM SpA	1,008	25	Idemitsu Kosan Co. , Ltd.	6,000	230
Atlantia SpA	3,171	98	Iida Group Holdings Co. , Ltd.	35,100	655
Davide Campari-Milano SpA	104,353	791	Inpex Corp.	258,600	3,228
Enel SpA	550,351	3,372	Isuzu Motors, Ltd.	148,900	2,287
ENI SpA - ADR	150,406	2,651	ITOCHU Corp.	46,700	909
FinecoBank Banca Fineco SpA	52,453	632	Jafco Co. , Ltd.	2,400	112
Intesa Sanpaolo SpA	54,724	200	Japan Post Bank Co. , Ltd.	10,700	145

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 19

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Japan Post Holdings Co. , Ltd.	80,000	972	Resona Holdings, Inc.	19,800	107
Japan Tobacco, Inc.	23,200	664	Round One Corp.	700	11
JFE Holdings, Inc.	12,200	246	SBI Holdings, Inc.	16,000	377
JX Holdings, Inc.	203,300	1,242	Secom Co. , Ltd.	7,900	588
Kajima Corp.	54,000	507	Secom Joshinetsu Co. , Ltd.(Å)	7,000	246
Kansai Electric Power Co. , Inc. (The)	17,000	222	Sekisui House, Ltd.	16,200	298
Kao Corp.	7,100	536	Seven & i Holdings Co. , Ltd.	8,900	382
Kawasaki Heavy Industries, Ltd.	6,000	193	Shin-Etsu Chemical Co. , Ltd.	6,080	632
KDDI Corp.	30,500	783	Shiseido Co. , Ltd.	3,700	239
Kirin Holdings Co. , Ltd.	1,100	30	Showa Shell Sekiyu KK	28,100	382
Kitagawa Industries Co. , Ltd.(Å)	10,200	136	SMC Corp.	1,600	653
Kobe Bussan Co. , Ltd.	400	18	SoftBank Group Corp.	2,700	201
Kobe Steel, Ltd.	15,900	158	Sojitz Corp.	86,100	274
Komatsu, Ltd.	23,600	793	Sompo Japan Nipponkoa Holdings, Inc.	25,400	1,026
Konica Minolta, Inc.	11,000	94	Sony Corp.	57,900	2,820
Lawson, Inc.	1,600	109	Sumitomo Chemical Co. , Ltd.	25,000	145
Makino Milling Machine Co. , Ltd.	3,000	28	Sumitomo Corp.	21,300	357
Marubeni Corp.	114,500	834	Sumitomo Electric Industries, Ltd.	6,600	101
Mazda Motor Corp.	16,900	226	Sumitomo Heavy Industries, Ltd.	5,900	225
McDonald's Holdings Co. Japan, Ltd.	6,100	289	Sumitomo Metal Mining Co. , Ltd.	5,000	206
Medipal Holdings Corp.	3,300	69	Sumitomo Mitsui Financial Group, Inc.	42,900	1,820
Mitsubishi Chemical Holdings Corp.	35,200	342	Sumitomo Mitsui Trust Holdings, Inc.	5,900	242
Mitsubishi Corp.	10,600	285	Suzuken Co. , Ltd.	200	8
Mitsubishi Electric Corp.	6,800	111	Tadano, Ltd.	1,300	20
Mitsubishi Heavy Industries, Ltd.	12,400	479	Taiheiyo Cement Corp.	5,000	180
Mitsubishi Materials Corp.	5,700	170	Taisho Pharmaceutical Holdings Co. ,
Mitsubishi UFJ Financial Group, Inc.	264,200	1,755	Ltd.	4,900	486
Mitsubishi UFJ Lease & Finance Co. ,			Takashimaya Co. , Ltd.	12,000	115
Ltd.	31,900	190	Takeda Pharmaceutical Co. , Ltd.	5,000	244
Mitsui & Co. , Ltd.	22,900	393	Takeuchi Manufacturing Co. , Ltd.	800	18
Mixi, Inc.	9,800	366	TIS, Inc.	300	12
Mizuho Financial Group, Inc.	162,800	296	Toho Holdings Co. , Ltd.	12,000	286
Morinaga Milk Industry Co. , Ltd.	2,900	118	Toho Zinc Co. , Ltd.	1,600	75
MS&AD Insurance Group Holdings, Inc.	29,100	905	Tokio Marine Holdings, Inc.	5,500	250
Nexon Co. , Ltd. (Æ)	600	10	Tokyo Electric Power Co. Holdings, Inc.
NH Foods, Ltd.	7,000	289	(Æ)	119,200	465
Nidec Corp.	5,600	859	Toppan Printing Co. , Ltd.	39,000	320
Nintendo Co. , Ltd.	2,400	1,070	Toray Industries, Inc.	17,000	161
Nippon Express Co. , Ltd.	2,100	139	Toyo Seikan Group Holdings, Ltd.	1,300	19
Nippon Steel & Sumitomo Metal Corp.	4,300	95	Toyota Industries Corp.	4,100	249
Nippon Telegraph & Telephone Corp.	28,903	1,342	Toyota Motor Corp.	23,600	1,538
Nippon Yusen KK	15,200	299	Toyota Tsusho Corp.	6,200	210
Nissan Motor Co. , Ltd.	27,100	280	Transcosmos, Inc.	14,500	379
Nisshinbo Holdings, Inc.	8,000	108	Tsugami Corp.	2,000	26
Nitto FC Co. , Ltd.	8,200	56	United Arrows, Ltd.	1,100	42
Nomura Holdings, Inc.	116,800	680	West Japan Railway Co.	9,800	693
NSK, Ltd.	15,400	208	Yahoo! Japan Corp.	248,500	1,166
NTN Corp.	15,600	65	Ya-Man, Ltd.	3,900	93
NTT Data Corp.	19,900	209			73,111
NTT DOCOMO, Inc.	52,200	1,329
Obayashi Corp.	35,000	385	Jersey - 0.1%
Oji Holdings Corp.	39,000	251	Centamin PLC	10,500	23
OKUMA Corp.	200	12	Randgold Resources, Ltd.	1,490	123
Ono Pharmaceutical Co. , Ltd.	28,300	903	Shire PLC - ADR	2,720	136
Oriental Land Co. , Ltd.	4,700	481			282
ORIX Corp.	30,900	551
Osaka Gas Co. , Ltd.	8,400	167	Luxembourg - 0.3%
Penta-Ocean Construction Co. , Ltd.	15,500	114	Aperam SA	2,499	120
Pola Orbis Holdings, Inc.	2,600	109	ArcelorMittal SA(Æ)	17,359	551
Qol Co. , Ltd.	13,300	263	Eurofins Scientific SE	1,206	637

See accompanying notes which are an integral part of this quarterly report.

20 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
RTL Group SA	1,148	95	Oversea-Chinese Banking Corp. , Ltd.	14,800	146
		1,403	Singapore Telecommunications, Ltd.	744,500	1,919
			Wilmar International, Ltd.	547,900	1,335
Macao - 0.2%					4,947
Sands China, Ltd.	154,000	836
			South Korea - 2.0%
Mexico - 0.3%			CLIO Cosmetics Co. , Ltd.	9,492	306
America Movil SAB de CV	643,116	614	Grand Korea Leisure Co. , Ltd.	20,192	469
Grupo Televisa SAB - ADR	36,760	587	Hana Financial Group, Inc.	24,945	1,071
		1,201	Hyundai Motor Co.	9,623	1,301
			KT&G Corp.	4,356	408
Netherlands - 4.0%			POSCO	5,392	1,703
Aalberts Industries NV	2,635	135	Samsung Electronics Co. , Ltd.	1,403	3,270
ABN AMRO Group NV(Þ)	24,990	753			8,528
Aegon NV	18,313	124
AerCap Holdings NV(Æ)	4,691	238	Spain - 1.5%
ASML Holding NV	15,518	3,071	Aena SA(Þ)	3,906	787
ASR Nederland NV	5,329	228	Banco Bilbao Vizcaya Argentaria SA
EXOR NV	4,916	351	- ADR	36,421	288
Heineken NV	11,773	1,267	Banco de Sabadell SA - ADR	133,824	274
ING Groep NV	148,771	2,513	Banco Santander SA - ADR	196,852	1,285
Koninklijke Ahold Delhaize NV	34,091	808	Bankia SA	186,756	837
Koninklijke KPN NV	322,088	967	Cellnex Telecom SA(Þ)	29,119	778
NN Group NV	27,973	1,243	Enagas SA	5,810	159
Royal Dutch Shell PLC Class A	88,501	2,822	Ence Energia y Celulosa S. A	7,051	53
Wolters Kluwer NV	17,430	928	Endesa SA - ADR	6,790	150
Yandex NV Class A(Æ)	37,638	1,484	Gestamp Automocion SA(Æ)(Þ)	14,172	116
		16,932	Grupo Catalana Occidente SA	1,840	80
			Iberdrola SA	50,407	371
Norway - 1.0%			Industria de Diseno Textil SA	19,509	611
Austevoll Seafood ASA	1,200	12	Mediaset Espana Comunicacion SA	2,600	26
Bakkafrost P/F	509	28	Repsol SA - ADR	27,521	489
BW Offshore, Ltd. (Æ)	3,900	21	Telefonica SA - ADR	19,908	197
Det Norske Oljeselskap ASA	3,384	92			6,501
DNB ASA	10,775	210
DNO ASA(Æ)	15,600	25	Sweden - 2.3%
Gjensidige Forsikring ASA	5,573	102	Assa Abloy AB Class B	35,719	776
Marine Harvest ASA	49,728	999	Atlas Copco AB Class A	20,792	901
Norsk Hydro ASA	30,072	177	Boliden AB	11,855	418
Orkla ASA	74,913	805	Electrolux AB	20,160	634
Salmar ASA Class A	2,408	99	Nordea Bank AB	25,620	274
Statoil ASA Class N	16,463	390	Sandvik AB	14,280	262
Telenor ASA	43,291	985	Skandinaviska Enskilda Banken AB
Yara International ASA	5,054	215	Class A(Ñ)	16,545	173
		4,160	Swedbank AB Class A(Ñ)	26,986	605
			Swedish Match AB	48,750	2,216
Portugal - 0.3%			Telefonaktiebolaget LM Ericsson Class
Energias de Portugal SA	41,349	157	B(Ñ)	309,020	1,961
Galp Energia SGPS SA Class B	40,821	770	Telia Co. AB	43,440	205
Navigator Co. SA (The) - ADR	18,622	110	Trelleborg AB Class B	10,139	255
Sonae SGPS SA	103,713	140	Volvo AB Class B	55,450	1,012
		1,177			9,692

Russia - 0.4%			Switzerland - 7.4%
Evraz PLC	19,248	117	ABB, Ltd.	87,078	2,074
Sberbank of Russia PJSC Class T	404,234	1,788	Adecco SA	5,694	406
		1,905	Baloise Holding AG	1,143	175
			Banque Cantonale Vaudoise	94	76
Singapore - 1.2%			Barry Callebaut AG	97	190
DBS Group Holdings, Ltd.	61,500	1,297
Genting Singapore PLC	301,600	250	Chocoladefabriken Lindt & Spruengli
			AG	20	124

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 21

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Cie Financiere Richemont SA	16,881	1,516	International Consolidated Airlines
Coca-Cola HBC AG - ADR(Æ)	46,305	1,713	Group SA	24,448	212
Credit Suisse Group AG(Æ)	107,465	1,803	J Sainsbury PLC	587,649	1,970
Georg Fischer AG	156	209	JD Sports Fashion PLC	17,400	82
Glencore PLC(Æ)	163,845	815	John Wood Group PLC	160,049	1,214
Julius Baer Group, Ltd. (Æ)	14,280	879	Just Eat PLC(Æ)	83,125	815
LafargeHolcim, Ltd. (Æ)	4,129	226	Kingfisher PLC	147,800	608
Lonza Group AG(Æ)	2,482	585	Land Securities Group PLC(ö)	9,107	120
Luzerner Kantonalbank AG	158	85	Legal & General Group PLC	53,111	192
Nestle SA	27,828	2,203	Lloyds Banking Group PLC	1,405,339	1,277
Novartis AG	46,435	3,757	London Stock Exchange Group PLC	15,967	925
Oriflame Holding AG	715	34	Lookers PLC	144,915	177
Partners Group Holding AG	90	67	LSL Property Services PLC	144,339	455
Roche Holding AG	23,182	5,318	Meggitt PLC	111,212	675
SGS SA	489	1,202	Michael Page International PLC	51,294	387
Sika AG	338	2,649	National Grid PLC	26,899	303
STMicroelectronics NV	40,798	905	Old Mutual PLC	64,896	218
Straumann Holding AG	766	483	Persimmon PLC Class A	32,898	1,169
Sulzer AG	910	120	Prudential PLC	26,425	661
Swiss Life Holding AG(Æ)	1,737	619	Reckitt Benckiser Group PLC	1,619	137
Swiss Re AG	3,530	360	Redrow PLC	14,156	118
Swisscom AG	507	251	Rio Tinto PLC	21,090	1,071
UBS Group AG(Æ)	107,541	1,894	Royal Bank of Scotland Group PLC(Æ)	1,019,051	3,710
Zurich Insurance Group AG	1,376	452	Royal Dutch Shell PLC Class A	18,038	566
		31,190	Royal Dutch Shell PLC Class B	66,117	2,131
			Royal Mail PLC	111,076	843
Taiwan - 0.3%			Scottish & Southern Energy PLC	5,144	92
Catcher Technology Co. , Ltd.	62,000	777	Smith & Nephew PLC	4,460	83
Compal Electronics, Inc.	542,000	372	SSP Group PLC	10,100	87
Hon Hai Precision Industry Co. , Ltd.	107,153	335	Standard Chartered PLC	163,189	1,634
		1,484	Standard Life Aberdeen PLC	22,412	113
			Stock Spirits Group PLC	78,416	273
United Kingdom - 13.8%			Subsea 7 SA	12,081	154
3i Group PLC	75,585	913	Taylor Wimpey PLC	316,806	822
Abcam PLC Class A	2,100	37	Tesco PLC	592,071	1,711
Aon PLC	7,978	1,120	Thomas Cook Group PLC	20,400	34
Ashtead Group PLC	910	25	Travis Perkins PLC	147,534	2,557
AstraZeneca PLC	11,381	783	Unilever NV	39,470	2,231
Auto Trader Group PLC(Þ)	7,100	35	Unilever PLC	2,420	134
Aviva PLC	202,864	1,414	UNITE Group PLC (The)(ö)	900	10
Babcock International Group PLC	10,320	97	Vertu Motors PLC	197,135	121
BAE Systems PLC	227,144	1,855	Vodafone Group PLC	1,195,890	3,275
Barclays PLC	542,419	1,584	Wm Morrison Supermarkets PLC	67,400	202
Barratt Developments PLC	33,300	248			58,175
Berkeley Group Holdings PLC	3,717	198
BHP Billiton PLC	58,185	1,147	United States - 3.6%
BP PLC	79,238	534	Alphabet, Inc. Class C(Æ)	1,721	1,776
BP PLC - ADR	28,685	1,163	Brookfield Real Estate Services, Inc. (Å)	25,197	340
British American Tobacco PLC	19,593	1,138	Carnival PLC	14,430	930
British Land Co. PLC (The)(ö)	8,000	72	Facebook, Inc. Class A(Æ)	12,000	1,917
BT Group PLC	59,592	190	Interfor Corp. (Æ)	5,300	97
Derwent London PLC(ö)	1,950	85	Lam Research Corp.	3,512	713
Diageo PLC	102,269	3,460	MasterCard, Inc. Class A	12,474	2,185
Direct Line Insurance Group PLC	62,435	334	Mylan NV(Æ)	61,482	2,531
Fevertree Drinks PLC	1,470	54	News Corp. Class A	66,832	1,056
Fiat Chrysler Automobiles NV(Æ)	37,463	768	NVIDIA Corp.	5,349	1,239
Foxtons Group PLC	318,835	364	Thomson Reuters Corp.	4,396	170
GlaxoSmithKline PLC - ADR	123,712	2,403	Visa, Inc. Class A	10,889	1,303
HSBC Holdings PLC	362,858	3,392
Imperial Tobacco Group PLC	34,713	1,183
Indivior PLC(Æ)	1,800	10

See accompanying notes which are an integral part of this quarterly report.

22 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Wausau Paper Corp.	59,638		948
			15,205

Total Common Stocks
(cost $362,691)			391,236

Preferred Stocks - 1.0%
Germany - 1.0%
Bayerische Motoren Werke AG
4.816% (Ÿ)	1,673		157
Porsche Automobil Holding SE
1.568% (Ÿ)	3,041		253
Schaeffler AG
3.681% (Ÿ)	9,530		147
Volkswagen AG
1.258% (Ÿ)	18,896		3,758
			4,315

Total Preferred Stocks
(cost $3,213)			4,315

Short-Term Investments - 3.0%
United States - 3.0%
U. S. Cash Management Fund(@)	12,646,132	(8)	12,645
Total Short-Term Investments
(cost $12,645)			12,645

Other Securities - 1.8%
U. S. Cash Collateral Fund(×)(@)	7,571,917	(8)	7,572
Total Other Securities
(cost $7,572)			7,572

Total Investments 98.4%
(identified cost $386,121)			415,768

Other Assets and Liabilities, Net
- 1.6%			6,805
Net Assets - 100.0%			422,573

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 23

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.2%
Brookfield Real Estate Services, Inc.	12/06/17		25,197	12.91	325	340
Kitagawa Industries Co. , Ltd.	12/06/17	JPY	10,200	13.79	141	136
Secom Joshinetsu Co. , Ltd.	12/13/17	JPY	7,000	39.27	275	246
						722
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

24 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
CAC40 Euro Index Futures			24	EUR	1,237	04/18	(26)
DAX Index Futures			3	EUR	909	06/18	6
EURO STOXX 50 Index Futures			315	EUR	10,335	06/18	(229)
FTSE 100 Index Futures			27	GBP	1,888	01/19	(36)
Hang Seng Index Futures			3	HKD	4,508	04/18	(9)
S&P/TSX 60 Index Futures			29	CAD	5,255	06/18	(44)
SPI 200 Index Futures			7	AUD	1,004	06/18	(31)
TOPIX Index Futures			191	JPY	3,259,415	06/18	263
Short Positions
Hang Seng Index Futures			23	HKD	34,558	04/18	66
MSCI Emerging Markets Mini Index Futures			254	USD	15,085	04/20	325
S&P 500 E-Mini Index Futures			186	USD	24,580	06/18	1,046
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							1,331

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Bank of America	USD	77		AUD	100	06/20/18	—
Bank of America	USD	117		CAD	150	06/20/18	—
Bank of America	USD	8		DKK	50	06/20/18	—
Bank of America	USD	747		EUR	600	06/20/18	(4)
Bank of America	USD	213		GBP	150	06/20/18	(2)
Bank of America	USD	64		HKD	500	06/20/18	—
Bank of America	USD	288		JPY	30,000	06/20/18	(5)
Bank of America	USD	130		NOK	1,000	06/20/18	(2)
Bank of Montreal	USD	2,793		AUD	3,583	06/20/18	(41)
Bank of Montreal	USD	1,086		CAD	1,400	06/20/18	2
Bank of Montreal	USD	3,708		CAD	4,780	06/20/18	8
Bank of Montreal	USD	3,632		EUR	2,919	06/20/18	(20)
Bank of Montreal	USD	366		GBP	263	06/20/18	4
Bank of Montreal	USD	2,005		GBP	1,440	06/20/18	22
Bank of Montreal	USD	518		HKD	4,050	06/20/18	(1)
Bank of Montreal	USD	8,345		JPY	880,155	06/20/18	(30)
Bank of Montreal	CHF	1,438		USD	1,530	06/20/18	16
Bank of Montreal	DKK	2,850		USD	476	06/20/18	3
Bank of Montreal	EUR	1,818		USD	2,261	06/20/18	12
Bank of Montreal	HKD	10,034		USD	1,283	06/20/18	2
Bank of Montreal	JPY	107,300		USD	1,017	06/20/18	4
Bank of Montreal	NOK	12,300		USD	1,574	06/20/18	1
Bank of Montreal	NZD	975		USD	707	06/20/18	3
Brown Brothers Harriman	USD	8		DKK	50	06/20/18	—
Brown Brothers Harriman	USD	13		DKK	80	06/20/18	—
Brown Brothers Harriman	USD	629		EUR	510	04/03/18	(2)
Brown Brothers Harriman	USD	62		EUR	50	06/20/18	(1)
Brown Brothers Harriman	USD	838		GBP	595	04/03/18	(3)
Brown Brothers Harriman	USD	68		GBP	49	04/04/18	—
Brown Brothers Harriman	USD	283		GBP	201	04/04/18	(1)
Brown Brothers Harriman	USD	41		JPY	4,395	04/03/18	—
Brown Brothers Harriman	USD	250		SEK	2,080	04/03/18	(1)
Brown Brothers Harriman	EUR	98		USD	120	04/03/18	—
Brown Brothers Harriman	GBP	104		USD	146	04/04/18	—
Brown Brothers Harriman	HKD	1,065		USD	136	04/03/18	—
Citigroup	USD	362		AUD	465	06/20/18	(5)
Citigroup	USD	2,792		AUD	3,583	06/20/18	(39)
Citigroup	USD	536		CAD	690	06/20/18	1
Citigroup	USD	1,086		CAD	1,400	06/20/18	2

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 25

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	3,709	CAD	4,780	06/20/18	7
Citigroup	USD	2,889	EUR	2,323	06/20/18	(15)
Citigroup	USD	3,631	EUR	2,919	06/20/18	(19)
Citigroup	USD	366	GBP	263	06/20/18	4
Citigroup	USD	884	GBP	635	06/20/18	10
Citigroup	USD	2,004	GBP	1,440	06/20/18	23
Citigroup	USD	242	HKD	1,894	06/20/18	—
Citigroup	USD	518	HKD	4,050	06/20/18	(1)
Citigroup	USD	1,346	JPY	141,975	06/20/18	(5)
Citigroup	USD	8,346	JPY	880,155	06/20/18	(32)
Citigroup	AUD	100	USD	78	06/20/18	2
Citigroup	CAD	200	USD	156	06/20/18	1
Citigroup	CHF	1,438	USD	1,529	06/20/18	16
Citigroup	DKK	2,850	USD	476	06/20/18	3
Citigroup	EUR	500	USD	620	06/20/18	1
Citigroup	EUR	1,818	USD	2,261	06/20/18	12
Citigroup	GBP	150	USD	209	06/20/18	(3)
Citigroup	HKD	500	USD	64	06/20/18	—
Citigroup	HKD	10,034	USD	1,283	06/20/18	2
Citigroup	JPY	30,000	USD	283	06/20/18	(1)
Citigroup	JPY	107,300	USD	1,017	06/20/18	4
Citigroup	NOK	12,300	USD	1,571	06/20/18	(2)
Citigroup	NZD	975	USD	707	06/20/18	2
Royal Bank of Canada	USD	363	AUD	465	06/20/18	(6)
Royal Bank of Canada	USD	2,798	AUD	3,583	06/20/18	(47)
Royal Bank of Canada	USD	537	CAD	690	06/20/18	—
Royal Bank of Canada	USD	1,089	CAD	1,400	06/20/18	(1)
Royal Bank of Canada	USD	3,718	CAD	4,780	06/20/18	(2)
Royal Bank of Canada	USD	2,894	EUR	2,323	06/20/18	(20)
Royal Bank of Canada	USD	3,637	EUR	2,919	06/20/18	(25)
Royal Bank of Canada	USD	366	GBP	263	06/20/18	4
Royal Bank of Canada	USD	884	GBP	635	06/20/18	9
Royal Bank of Canada	USD	2,006	GBP	1,440	06/20/18	21
Royal Bank of Canada	USD	242	HKD	1,894	06/20/18	—
Royal Bank of Canada	USD	518	HKD	4,050	06/20/18	(1)
Royal Bank of Canada	USD	1,345	JPY	141,975	06/20/18	(3)
Royal Bank of Canada	USD	8,336	JPY	880,155	06/20/18	(22)
Royal Bank of Canada	CHF	1,438	USD	1,530	06/20/18	17
Royal Bank of Canada	DKK	2,850	USD	477	06/20/18	4
Royal Bank of Canada	EUR	1,818	USD	2,265	06/20/18	16
Royal Bank of Canada	HKD	10,034	USD	1,283	06/20/18	1
Royal Bank of Canada	JPY	107,300	USD	1,016	06/20/18	3
Royal Bank of Canada	NOK	12,300	USD	1,577	06/20/18	4
Royal Bank of Canada	NZD	975	USD	708	06/20/18	4
State Street	USD	3	CAD	4	04/02/18	—
State Street	USD	56	DKK	339	04/03/18	—
State Street	USD	2	JPY	220	04/02/18	—
State Street	USD	18	SGD	24	04/02/18	—
State Street	CAD	4	USD	3	04/02/18	—
State Street	EUR	300	USD	374	06/20/18	4
State Street	JPY	6,652	USD	63	03/30/18	—
State Street	JPY	11,777	USD	111	03/30/18	—
State Street	JPY	15,000	USD	141	06/20/18	(1)
UBS	USD	2,796	AUD	3,583	06/20/18	(44)
UBS	USD	3,713	CAD	4,780	06/20/18	3
UBS	USD	2,007	GBP	1,440	06/20/18	20
UBS	USD	518	HKD	4,050	06/20/18	(1)
UBS	CHF	1,438	USD	1,531	06/20/18	18
UBS	DKK	2,850	USD	477	06/20/18	4
UBS	EUR	1,818	USD	2,268	06/20/18	19
UBS	JPY	107,300	USD	1,018	06/20/18	4
UBS	NOK	12,300	USD	1,577	06/20/18	4
UBS	NZD	975	USD	708	06/20/18	4

See accompanying notes which are an integral part of this quarterly report.

26 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
					Unrealized
					Appreciation
		Amount	Amount		(Depreciation)
Counterparty		Sold	Bought	Settlement Date	$
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(78)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$—	$12,125	$—	$—	$12,125
Austria	—	1,792	—	—	1,792
Belgium	—	7,132	—	—	7,132
Bermuda	921	—	—	—	921
Canada	16,215	—	—	—	16,215
China	4,001	7,962	—	—	11,963
Denmark	—	5,901	—	—	5,901
Finland	—	3,020	—	—	3,020
France	—	37,842	—	—	37,842
Germany	1,160	24,081	—	—	25,241
Hong Kong	928	11,532	—	—	12,460
India	2,505	—	—	—	2,505
Indonesia	—	646	—	—	646
Ireland	1,957	135	—	—	2,092
Israel	517	2,274	—	—	2,791
Italy	—	11,861	—	—	11,861
Japan	—	73,111	—	—	73,111
Jersey	—	282	—	—	282
Luxembourg	—	1,403	—	—	1,403
Macao	—	836	—	—	836
Mexico	587	614	—	—	1,201
Netherlands	1,722	15,210	—	—	16,932
Norway	—	4,160	—	—	4,160
Portugal	—	1,177	—	—	1,177
Russia	—	1,905	—	—	1,905
Singapore	—	4,947	—	—	4,947
South Korea	—	8,528	—	—	8,528
Spain	—	6,501	—	—	6,501
Sweden	—	9,692	—	—	9,692
Switzerland	—	31,190	—	—	31,190
Taiwan	—	1,484	—	—	1,484
United Kingdom	2,283	55,892	—	—	58,175
United States	13,327	1,878	—	—	15,205
Preferred Stocks	—	4,315	—	—	4,315
Short-Term Investments	—	—	—	12,645	12,645
Other Securities	—	—	—	7,572	7,572
Total Investments	46,123	349,428	—	20,217	415,768

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 27

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Other Financial Instruments
Assets
Futures Contracts	1,706	—	—	—	1,706
Foreign Currency Exchange Contracts	1	329	—	—	330
Liabilities
Futures Contracts	(375)	—	—	—	(375)
Foreign Currency Exchange Contracts	(7)	(401)	—	—	(408)
Total Other Financial Instruments*	$1,325	$(72)	$—	$—	$1,253

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2018, see note 2 in the Notes to
Quarterly Report.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	53,735
Consumer Staples	30,258
Energy	21,780
Financial Services	103,171
Health Care	29,756
Materials and Processing	34,497
Producer Durables	45,159
Technology	53,702
Utilities	23,493
Short-Term Investments	12,645
Other Securities	7,572
Total Investments	415,768

See accompanying notes which are an integral part of this quarterly report.

28 International Developed Markets Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 89.6%			1.556% due 10/25/35 (Ê)	439	441
Asset-Backed Securities - 6.1%			Series 2005-9 Class M1
Aames Mortgage Investment Trust			1.511% due 01/25/36 (Ê)	993	991
Series 2005-1 Class M6			FFMLT Trust
1.793% due 06/25/35 (Ê)	1,040	795	Series 2005-FF8 Class M2
Access Group, Inc.			1.112% due 09/25/35 (Ê)	760	755
Series 2007-1 Class A4			Fieldstone Mortgage Investment Trust
1.427% due 01/25/23 (Ê)	639	626	Series 2004-4 Class M3
ACE Securities Corp. Home Equity Loan			2.438% due 10/25/35 (Ê)	542	549
Trust			Ford Credit Auto Owner Trust
Series 2005-HE3 Class M2			Series 2015-B Class A3
1.453% due 05/25/35 (Ê)	524	525	1.160% due 11/15/19	145	145
ACE Securities Corp. Mortgage Loan			Series 2017-B Class A2B
Trust			1.130% due 05/15/20 (Ê)	190	189
Series 2007-D1 Class A2			Series 2017-C Class A2A
6.336% due 02/25/38 (~)(Ê)(Þ)	644	607	1.800% due 09/15/20	594	591
AmeriCredit Automobile Receivables			GMACM Home Equity Loan Trust
Trust			Series 2007-HE1 Class A4
Series 2015-3 Class A3			5.952% due 08/25/37 (~)(Ê)	610	631
1.540% due 03/09/20	136	136	Series 2007-HE1 Class A5
Ameriquest Mortgage Securities,			5.705% due 08/25/37 (~)(Ê)	371	380
Inc. Asset-Backed Pass-Through			Greenpoint Manufactured Housing
Certificates			Contract Trust
Series 2005-R1 Class M4			Series 2000-4 Class A3
1.307% due 03/25/35 (Ê)	830	815	3.010% due 08/21/31 (Ê)	1,050	1,034
BCAP LLC Trust			Hertz Vehicle Financing II LP
Series 2014-RR3 Class 3A2			Series 2018-1A Class A
1.390% due 07/26/36 (~)(Ê)(Þ)	1,330	1,250	3.290% due 02/25/24 (Þ)	150	148
Series 2014-RR3 Class 5A2			Hertz Vehicle Financing LLC
1.400% due 10/26/36 (~)(Ê)(Þ)	780	735	Series 2015-2A Class A
Blackbird Capital Aircraft Lease			2.020% due 09/25/19 (Þ)	920	917
Securitization, Ltd.			Home Equity Asset Trust
Series 2016-1A Class AA			Series 2005-9 Class M1
2.487% due 12/16/41 (~)(Ê)(Þ)	1,092	1,071	0.580% due 04/25/36 (Ê)	380	370
CAL Funding III, Ltd.			Series 2006-4 Class 2A4
Series 2017-1A Class A			1.518% due 08/25/36 (Ê)	758	726
3.620% due 06/25/42 (Þ)	732	727	Series 2006-6 Class 2A3
Capital One Multi-Asset Execution Trust			0.596% due 11/25/36 (Ê)	726	664
Series 2014-A3 Class A3			Honda Auto Receivables Owner Trust
1.374% due 01/18/22 (Ê)	250	251	Series 2015-4 Class A3
CIT Mortgage Loan Trust			1.230% due 09/23/19	379	378
Series 2007-1 Class 1M1			Series 2017-2 Class A2
2.256% due 10/25/37 (Ê)(Þ)	260	265	1.460% due 10/15/19	277	276
Citibank Credit Card Issuance Trust			Series 2018-1 Class A2
Series 2014-A1 Class A1			2.360% due 06/15/20	400	399
2.880% due 01/23/23	1,040	1,042	Series 2018-A Class A2A
Series 2014-A5 Class A5			2.390% due 12/15/20	75	75
2.680% due 06/07/23	550	548	Series 2018-A Class A2B
Series 2014-A6 Class A6			1.783% due 12/15/20 (Ê)	75	75
2.150% due 07/15/21	415	413	HSI Asset Securitization Corp. Trust
Series 2016-A2 Class A2			Series 2006-OPT3 Class 2A
2.190% due 11/20/23	620	605	9.611% due 02/25/36 (Ê)	382	381
Series 2017-A8 Class A8			Series 2007-OPT1 Class 1A
1.860% due 08/08/22	625	612	0.628% due 12/25/36 (Ê)	293	243
Series 2017-A9 Class A9			Hyundai Auto Receivables Trust
1.800% due 09/20/21	700	692	Series 2015-C Class A3
Citigroup Mortgage Loan Trust, Inc.			1.460% due 02/18/20	166	165
Series 2007-WFH2 Class M2			LCM XXII, Ltd.
1.221% due 03/25/37 (Ê)	1,490	1,375	Series 2016-22A Class A1
Conseco Financial Corp.			2.636% due 10/20/28 (Ê)(Þ)	1,133	1,142
Series 1998-2 Class M1			LCM XXV, Ltd.
6.940% due 12/01/28 (~)(Ê)	1,403	1,328	Series 2017-25A Class A
Countrywide Asset-Backed Certificates			2.955% due 07/20/30 (Ê)(Þ)	1,124	1,132
Series 2005-5 Class M4

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 29

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long Beach Mortgage Loan Trust			Series 2005-B Class A4
Series 2004-1 Class M1			1.180% due 06/15/39 (Ê)	650	633
1.741% due 02/25/34 (Ê)	502	503	Series 2006-A Class A5
Series 2004-4 Class M1			0.943% due 06/15/39 (Ê)	274	269
2.134% due 10/25/34 (Ê)	895	896	SLM Student Loan Trust
Madison Park Funding XVIII, Ltd.			Series 2006-10 Class A6
Series 2017-18A Class A1R			1.895% due 03/25/44 (Ê)	1,380	1,330
2.935% due 10/21/30 (Ê)(Þ)	872	878	Series 2008-6 Class A4
Madison Park Funding XXVI, Ltd.			2.467% due 07/25/23 (Ê)	166	167
Series 2017-26A Class AR			Series 2010-1 Class A
2.960% due 07/29/30 (Ê)(Þ)	780	785	0.934% due 03/25/25 (Ê)	262	258
Magnetite XVIII, Ltd.			Soundview Home Loan Trust
Series 2016-18A Class A			Series 2007-1 Class A3
2.715% due 11/15/28 (Ê)(Þ)	1,488	1,493	7.000% due 02/25/38 (~)(Ê)(Þ)	1,252	1,184
Master Asset-Backed Securities Trust			Structured Asset Investment Loan Trust
Series 2005-WMC1 Class M4			Series 2005-HE3 Class M1
2.179% due 03/25/35 (Ê)	551	553	1.254% due 09/25/35 (Ê)	848	845
Merrill Lynch Mortgage Investors Trust			Textainer Marine Containers, Ltd.
Series 2006-FF1 Class M4			Series 2017-1A Class A
0.895% due 08/25/36 (Ê)	790	781	3.720% due 05/20/42 (Þ)	917	917
Nelnet Student Loan Trust			THL Credit Wind River CLO, Ltd.
Series 2008-3 Class A4			Series 2017-2A Class AR
2.967% due 11/25/24 (Ê)	366	371	2.964% due 10/18/30 (Ê)(Þ)	1,016	1,024
New Century Home Equity Loan Trust			Towd Point Mortgage Trust
Series 2005-B Class M1			Series 2016-3 Class A1
2.032% due 10/25/35 (Ê)	690	667	2.250% due 04/25/56 (~)(Ê)(Þ)	355	350
Nissan Auto Receivables 2017-C Owner			Series 2017-1 Class A1
Trust			2.750% due 10/25/56 (~)(Ê)(Þ)	1,397	1,380
Series 2017-C Class A2A			Series 2017-2 Class A1
1.890% due 10/15/20	820	816	2.750% due 04/25/57 (~)(Ê)(Þ)	666	661
Option One Mortgage Loan Trust			Series 2017-3 Class A1
Series 2004-3 Class M1			2.750% due 06/25/57 (~)(Ê)(Þ)	676	670
1.314% due 11/25/34 (Ê)	784	783	Series 2017-4 Class A1
Series 2007-FXD1 Class 3A4			2.750% due 06/25/57 (~)(Ê)(Þ)	333	328
5.860% due 01/25/37 (Ê)	1,448	1,437
Park Place Securities, Inc. Asset-Backed			Toyota Auto Receivables Owner Trust
			Series 2018-A Class A2A
Pass-Through Certificates			2.100% due 10/15/20	1,095	1,091
Series 2005-WHQ1 Class M5
1.896% due 03/25/35 (Ê)	1,290	1,287	Triton Container Finance IV LLC
Popular ABS Mortgage Pass-Through			Series 2017-2A Class A
Trust			3.620% due 08/20/42 (Þ)	621	613
Series 2006-C Class A4			Triton Container Finance LLC
1.484% due 07/25/36 (Ê)	890	882	Series 2017-1A Class A
Series 2006-D Class A3			3.520% due 06/20/42 (Þ)	282	279
1.494% due 11/25/46 (Ê)	1,500	1,462	Wells Fargo Home Equity Asset-Backed
			Securities Trust
RAMP Trust			Series 2005-3 Class M4
Series 2006-RZ1 Class M4			1.581% due 11/25/35 (Ê)	500	503
1.058% due 03/25/36 (Ê)	960	888
Renaissance Home Equity Loan Trust					55,306
Series 2006-1 Class AF6			Corporate Bonds and Notes - 19.5%
5.746% due 05/25/36 (~)(Ê)	101	73	21st Century Fox America, Inc.
Residential Asset Mortgage Products,			8.450% due 08/01/34	160	230
Inc. Trust			6.400% due 12/15/35	125	158
Series 2005-EFC1 Class M3			6.650% due 11/15/37	40	52
1.258% due 05/25/35 (Ê)	182	182	6.900% due 08/15/39	730	980
SBA Small Business Investment Cos.			Abbott Laboratories
Series 2017-10A Class 1			3.750% due 11/30/26	90	89
2.845% due 03/10/27	576	580	4.900% due 11/30/46	80	88
Series 2017-10B Class 1			4.750% due 11/30/36	60	65
2.518% due 09/10/27	178	175	Series 4658
SLC Student Loan Trust			2.350% due 11/22/19	375	372
Series 2006-2 Class A6			Series WI
1.749% due 09/15/39 (Ê)	100	97	3.250% due 04/15/23	241	239
SLM Private Credit Student Loan Trust			AbbVie, Inc.

See accompanying notes which are an integral part of this quarterly report.

30 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.500% due 05/14/20	691	682	5.375% due 05/15/43	215	246
2.300% due 05/14/21	150	146	4.400% due 05/01/45	100	100
3.600% due 05/14/25	60	59	Anadarko Petroleum Corp.
Aetna, Inc.			4.850% due 03/15/21	100	104
2.800% due 06/15/23	30	29	5.550% due 03/15/26	240	262
Allison Transmission, Inc.			6.450% due 09/15/36	997	1,194
5.000% due 10/01/24 (Þ)	90	89	4.500% due 07/15/44	125	120
Ally Financial, Inc.			6.600% due 03/15/46	90	113
8.000% due 11/01/31	100	122	Andeavor Logistics, LP / Tesoro Logistics
Alphabet, Inc.			Finance Corp.
3.625% due 05/19/21	235	242	5.250% due 01/15/25	225	229
Altria Group, Inc.			Anheuser-Busch InBev Finance, Inc.
9.250% due 08/06/19	434	470	2.650% due 02/01/21	160	159
2.850% due 08/09/22	170	166	3.300% due 02/01/23	200	200
4.000% due 01/31/24	565	577	3.650% due 02/01/26	470	467
10.200% due 02/06/39	482	815	4.900% due 02/01/46	120	129
Amazon. com, Inc.			Anheuser-Busch InBev Worldwide, Inc.
1.900% due 08/21/20 (Þ)	247	242	4.000% due 04/13/28	370	374
3.150% due 08/22/27 (Þ)	160	154	4.375% due 04/15/38	410	418
3.875% due 08/22/37 (Þ)	50	50	4.600% due 04/15/48	200	207
4.950% due 12/05/44	60	67	Anthem, Inc.
4.050% due 08/22/47 (Þ)	205	203	2.500% due 11/21/20	350	344
4.250% due 08/22/57 (Þ)	360	358	3.700% due 08/15/21	40	40
Series WI			3.125% due 05/15/22	30	30
5.200% due 12/03/25	305	340	2.950% due 12/01/22	80	78
Ambac Assurance Corp.			3.350% due 12/01/24	30	29
5.100% due 06/07/20 (Þ)	1	1	3.650% due 12/01/27	625	604
American Airlines, Inc. Pass-Through			4.101% due 03/01/28	495	496
Certificates Trust			4.375% due 12/01/47	190	186
Series 2011-1 Class A			Aon Corp.
5.250% due 01/31/21	169	175	8.205% due 01/01/27	172	210
Series 2013-2 Class A			Apache Corp.
4.950% due 01/15/23	433	450	3.250% due 04/15/22	20	20
Series 2014-1 Class B			5.100% due 09/01/40	140	143
4.375% due 10/01/22	343	344	4.750% due 04/15/43	130	129
Series 2016-1 Class B			4.250% due 01/15/44	20	18
5.250% due 01/15/24	303	313
			Apollo Management Holdings, LP
Series 2017-1B Class B			4.000% due 05/30/24 (Þ)	160	161
4.950% due 02/15/25	196	201	4.400% due 05/27/26 (Þ)	385	394
American Axle & Manufacturing, Inc.
6.625% due 10/15/22	50	52	5.000% due 03/15/48 (Þ)	580	592
American Express Co.			Apple, Inc.
2.200% due 10/30/20	1,085	1,058	2.089% due 05/06/19 (Ê)	480	481
3.000% due 10/30/24	685	657	2.000% due 11/13/20	80	79
American Express Credit Corp.			2.400% due 05/03/23	247	239
1.875% due 05/03/19	210	208	2.450% due 08/04/26	110	102
1.700% due 10/30/19	610	599	4.650% due 02/23/46	100	110
2.375% due 05/26/20	80	79	Associated Banc-Corp.
Series F			2.750% due 11/15/19	221	220
2.600% due 09/14/20	870	860	AT&T, Inc.
American Honda Finance Corp.			3.000% due 02/15/22	40	39
Series MTN			3.800% due 03/01/24	295	295
2.173% due 02/14/20 (Ê)	1,000	1,003	3.400% due 08/14/24	1,120	1,125
American International Group, Inc.			4.250% due 03/01/27	440	445
6.400% due 12/15/20	825	890	4.300% due 02/15/30 (Þ)	1,249	1,243
3.750% due 07/10/25	110	108	5.250% due 03/01/37	190	201
American Tower Trust			4.350% due 06/15/45	90	82
3.070% due 03/15/23 (Þ)	270	267	5.150% due 11/15/46 (Þ)	245	250
Amgen, Inc.			5.300% due 08/14/58	40	40
2.125% due 05/01/20	20	20	Series 0001
3.625% due 05/22/24	10	10	3.900% due 08/14/27	190	191
6.400% due 02/01/39	265	334	Series 144a

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 31

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
8.250% due 11/15/31 (Þ)	350	458	Beacon Escrow Corp.
Series REGS			4.875% due 11/01/25 (Þ)	20		19
5.150% due 02/14/50	200	202	Becton Dickinson and Co.
Series YCD9			2.894% due 06/06/22	560		543
4.900% due 08/14/37	520	524	3.363% due 06/06/24	180		173
Athene Global Funding			3.734% due 12/15/24	242		238
2.750% due 04/20/20 (Þ)	920	912	4.685% due 12/15/44	10		10
Athene Holding, Ltd.			Berkshire Hathaway Energy Co.
4.125% due 01/12/28	705	676	6.500% due 09/15/37	174		229
AutoNation, Inc.			Berkshire Hathaway Finance Corp.
3.800% due 11/15/27	760	727	4.300% due 05/15/43	221		233
Avnet, Inc.			Berkshire Hathaway, Inc.
4.625% due 04/15/26	214	213	3.125% due 03/15/26	242		236
BAC Capital Trust XIV			BGC Partners, Inc.
Series G			5.375% due 12/09/19	232		240
4.000% due 09/29/49 (Ê)(ƒ)	70	60	Blue Cube Spinco, Inc.
Ball Corp.			Series WI
5.250% due 07/01/25	110	113	10.000% due 10/15/25	235		276
Bank of America Corp.			BMW US Capital LLC
2.625% due 10/19/20	267	265	1.500% due 04/11/19 (Þ)	840		830
2.328% due 10/01/21 (Ê)	340	332	2.084% due 04/06/20 (Ê)(Þ)	300		301
3.004% due 12/20/23 (Ê)(Þ)	42	41	1.850% due 09/15/21 (Þ)	20		19
3.550% due 03/05/24 (Ê)	130	130	Boeing Co. (The)
3.366% due 01/23/26 (Ê)	845	822	4.875% due 02/15/20	100		104
4.250% due 10/22/26	170	171	1.650% due 10/30/20	255		248
3.419% due 12/20/28 (Ê)(Þ)	482	461	Brighthouse Financial, Inc.
3.970% due 03/05/29 (Ê)	790	791	3.700% due 06/22/27 (Þ)	575		533
6.110% due 01/29/37	330	395	4.700% due 06/22/47 (Þ)	50		46
Series AA			Broadcom Corp. / Broadcom Cayman
6.100% due 12/31/49 (Ê)(ƒ)	50	53	Finance, Ltd.
Series FF			Series WI
5.875% due 12/31/99 (Ê)(ƒ)	380	382	3.125% due 01/15/25	70		66
Series GMTN			3.875% due 01/15/27	955		928
3.300% due 01/11/23	460	459	Bunge, Ltd. Finance Corp.
4.450% due 03/03/26	30	31	8.500% due 06/15/19	234		249
3.500% due 04/19/26	1,295	1,272	Burlington Northern Santa Fe LLC
3.593% due 07/21/28 (Ê)	260	252	3.250% due 06/15/27	239		235
Bank of New York Mellon Corp. (The)			4.150% due 04/01/45	100		102
2.600% due 08/17/20	225	223	Campbell Soup Co.
2.450% due 11/27/20	249	245	2.775% due 03/15/21 (Ê)	125		125
2.200% due 08/16/23	355	334	3.300% due 03/15/21	615		619
Bank One Capital III			Cardinal Health, Inc.
8.750% due 09/01/30	280	393	2.616% due 06/15/22	50		48
BankAmerica Capital III			3.079% due 06/15/24	60		57
2.292% due 01/15/27 (Ê)	515	484	Cargill, Inc.
BankBoston Capital Trust IV			3.250% due 03/01/23 (Þ)	270		270
2.647% due 06/08/28 (Ê)	90	84	Carlyle Holdings II Finance LLC
BankUnited, Inc.			5.625% due 03/30/43 (Þ)	215		234
4.875% due 11/17/25	213	219	Caterpillar Financial Services Corp.
Barrick NA Finance LLC			1.350% due 05/18/19	230		227
4.400% due 05/30/21	265	274	2.355% due 03/15/21 (Ê)	750		750
5.700% due 05/30/41	130	148	Series GMTN
BAT Capital Corp.			1.850% due 09/04/20	271		265
2.297% due 08/14/20 (Þ)	245	240	Series WI
4.540% due 08/15/47 (Þ)	160	158	1.931% due 10/01/21	450		435
Series CD			CBS Corp.
3.557% due 08/15/27 (Þ)	230	220	7.875% due 07/30/30	300		386
			CCO Holdings LLC / CCO Holdings
4.390% due 08/15/37 (Þ)	465	461	Capital Corp.
Bayer US Finance LLC			5.125% due 05/01/23 (Þ)	50		50
2.375% due 10/08/19 (Þ)	224	222	5.375% due 05/01/25 (Þ)	110		108
BB&T Corp.			Celgene Corp.
5.250% due 11/01/19	232	240	2.250% due 08/15/21	70		68

See accompanying notes which are an integral part of this quarterly report.

32 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
3.550% due 08/15/22		30		30	3.500% due 05/05/25	300	290
3.900% due 02/20/28		185		181	Coca-Cola Co. (The)
5.000% due 08/15/45		80		83	3.300% due 09/01/21	236	238
Centene Corp.					Comcast Cable Communications
4.750% due 05/15/22		80		81	Holdings, Inc.
Series WI					9.455% due 11/15/22	163	205
6.125% due 02/15/24		50		52	Comcast Corp.
CF Industries, Inc.					3.600% due 03/01/24	240	241
5.375% due 03/15/44		555		503	2.350% due 01/15/27	635	570
Charter Communications Operating LLC					6.500% due 11/15/35	90	115
/ Charter Communications Operating					6.550% due 07/01/39	480	623
Capital					CommScope Technologies LLC
Series WI					5.000% due 03/15/27 (Þ)	30	29
3.579% due 07/23/20		80		80	Constellation Brands, Inc.
4.908% due 07/23/25		680		695	4.750% due 11/15/24	262	275
4.200% due 03/15/28		705		674	Continental Airlines Pass-Through Trust
6.384% due 10/23/35		40		45	Series 071A Class A
6.484% due 10/23/45		775		850	5.983% due 04/19/22	79	85
6.834% due 10/23/55		206		238	Continental Resources, Inc.
Cheniere Corpus Christi Holdings LLC					4.500% due 04/15/23	90	91
Series WI					4.375% due 01/15/28 (Þ)	10	10
5.125% due 06/30/27		60		60	Costco Wholesale Corp.
Cheniere Energy Partners, LP					2.150% due 05/18/21	244	240
5.250% due 10/01/25 (Þ)		585		577	Cott Holdings, Inc.
Chesapeake Energy Corp.					Series 144a
6.125% due 02/15/21		50		50	5.500% due 04/01/25 (Þ)	60	59
8.000% due 12/15/22 (Þ)		8		8	Cox Communications, Inc.
Chevron Corp.					3.250% due 12/15/22 (Þ)	85	83
2.419% due 11/17/20		245		243	6.450% due 12/01/36 (Þ)	475	546
2.505% due 03/03/22 (Ê)		720		728	Credit Suisse AG
2.954% due 05/16/26		120		115	Series GMTN
Chubb INA Holdings, Inc.					2.300% due 05/28/19	250	248
2.300% due 11/03/20		20		20	Crown Castle International Corp.
3.350% due 05/03/26		30		29	5.250% due 01/15/23	203	216
Cigna Corp.					CSX Corp.
3.050% due 10/15/27		440		403	3.800% due 03/01/28	360	359
Cimarex Energy Co.					CVS Health Corp.
3.900% due 05/15/27		70		69	2.750% due 12/01/22	90	87
Cintas Corp. No. 2					3.700% due 03/09/23	870	873
2.900% due 04/01/22		60		59	3.375% due 08/12/24	242	234
3.700% due 04/01/27		70		70	4.100% due 03/25/25	80	80
Cisco Systems, Inc.					3.875% due 07/20/25	170	168
2.450% due 06/15/20		240		239	2.875% due 06/01/26	190	175
CIT Group, Inc.					4.300% due 03/25/28	1,370	1,378
5.250% due 03/07/25		30		31	4.780% due 03/25/38	560	567
Citigroup Capital III					5.125% due 07/20/45	140	149
7.625% due 12/01/36		350		461	5.050% due 03/25/48	475	499
Citigroup, Inc.					DAE Funding LLC
4.450% due 09/29/27		770		779	4.500% due 08/01/22 (Þ)	22	21
8.125% due 07/15/39		420		634	5.000% due 08/01/24 (Þ)	30	28
5.300% due 05/06/44		101		111	Daimler Finance NA LLC
4.650% due 07/30/45		147		156	1.500% due 07/05/19 (Þ)	246	242
4.750% due 05/18/46		220		223	1.750% due 10/30/19 (Þ)	720	707
Series P					2.300% due 01/06/20 (Þ)	945	933
5.950% due 12/31/49 (Ê)(ƒ)		280		288	Danaher Corp.
Citizens Financial Group, Inc.					2.400% due 09/15/20	249	247
2.375% due 07/28/21		520		504	DaVita HealthCare Partners, Inc.
CME Group, Inc.					5.000% due 05/01/25	10	10
5.300% due 09/15/43		30		37	Delhaize America, Inc.
CNH Industrial Capital LLC					9.000% due 04/15/31	154	214
3.875% due 10/15/21		250		250	Dell International LLC / EMC Corp.
CNOOC Finance USA LLC					3.480% due 06/01/19 (Þ)	150	151

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 33

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.420% due 06/15/21 (Þ)	330	338	4.050% due 03/15/25	405	397
7.125% due 06/15/24 (Þ)	100	107	6.050% due 06/01/41	325	329
6.020% due 06/15/26 (Þ)	260	280	EnLink Midstream Partners, LP
8.350% due 07/15/46 (Þ)	905	1,148	2.700% due 04/01/19	405	403
Delta Air Lines Pass-Through Trust			4.150% due 06/01/25	590	573
Series 071A Class A			Series C
6.821% due 08/10/22	386	426	6.000% due 01/31/24 (Ê)(ƒ)	475	443
Series 2002-1 Class G-1			Enterprise Products Operating LLC
6.718% due 01/02/23	82	89	5.950% due 02/01/41	305	361
Delta Air Lines, Inc.			Series A
2.875% due 03/13/20	250	248	5.481% due 08/01/66 (Ê)	360	361
Deutsche Bank AG			EOG Resources, Inc.
2.700% due 07/13/20	260	254	2.450% due 04/01/20	135	134
Devon Energy Corp.			4.150% due 01/15/26	30	31
3.250% due 05/15/22	110	109	EP Energy LLC / Everest Acquisition
5.850% due 12/15/25	370	420	Finance, Inc.
5.000% due 06/15/45	180	191	9.375% due 05/01/24 (Þ)	60	43
Devon Financing Co. LLC			EP Energy/Everest Acquisition Finance,
7.875% due 09/30/31	210	289	Inc.
Diageo Investment Corp.			Series NCD
2.875% due 05/11/22	90	89	8.000% due 02/15/25 (Þ)	30	20
Diamond 1 Finance Corp. / Diamond 2			EPR Properties Co.
Finance Corp			4.750% due 12/15/26	235	235
8.100% due 07/15/36 (Þ)	270	328	ERP Operating, LP
Digital Realty Trust LP			2.375% due 07/01/19	284	283
Series WI			Exelon Corp.
3.400% due 10/01/20	247	248	2.850% due 06/15/20	555	550
Discovery Communications LLC			Exelon Generation Co. LLC
5.625% due 08/15/19	258	267	2.950% due 01/15/20	257	256
6.350% due 06/01/40	505	571	Exxon Mobil Corp.
DISH DBS Corp.			3.176% due 03/15/24	243	245
5.875% due 07/15/22	30	29	3.043% due 03/01/26	60	59
Series WI			4.114% due 03/01/46	40	42
5.875% due 11/15/24	120	107	Farmers Exchange Capital III
Dollar Tree, Inc.			5.454% due 10/15/54 (Ê)(Þ)	420	436
Series WI			FedEx Corp.
5.750% due 03/01/23	70	73	4.500% due 02/01/65	226	208
Dominion Energy, Inc.			Fifth Third Bank
2.579% due 07/01/20	243	240	Series BKNT
Dominion Resources, Inc.			2.875% due 10/01/21	450	445
7.000% due 06/15/38	20	26	First Data Corp.
Domtar Corp.			5.375% due 08/15/23 (Þ)	140	142
6.750% due 02/15/44	216	241	First Niagara Financial Group, Inc.
Dow Chemical Co. (The)			6.750% due 03/19/20	237	253
3.500% due 10/01/24	238	236	FirstEnergy Corp.
Duke Energy Carolinas LLC			Series B
5.300% due 02/15/40	30	36	4.250% due 03/15/23	100	102
4.000% due 09/30/42	100	101	3.900% due 07/15/27	370	363
Duke Energy Corp.			Series C
3.750% due 04/15/24	260	260	7.375% due 11/15/31	280	368
Eaton Corp.			Ford Motor Co.
2.750% due 11/02/22	150	146	4.750% due 01/15/43	50	46
4.150% due 11/02/42	40	40	Ford Motor Credit Co. LLC
Ecolab, Inc.			3.200% due 01/15/21	200	198
4.350% due 12/08/21	8	8	5.875% due 08/02/21	200	213
EI du Pont de Nemours & Co.			Freeport-McMoRan, Inc.
4.900% due 01/15/41	197	210	3.550% due 03/01/22	90	87
Eli Lilly & Co.			6.875% due 02/15/23	10	11
3.100% due 05/15/27	50	49	5.450% due 03/15/43	1,045	961
Energy Transfer Equity, LP			Fresenius Medical Care US Finance II,
Series E1PT			Inc.
4.250% due 03/15/23	420	408	5.875% due 01/31/22 (Þ)	236	253
Energy Transfer Partners, LP			4.750% due 10/15/24 (Þ)	110	115

See accompanying notes which are an integral part of this quarterly report.

34 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
GE Capital International Funding Co.					5.000% due 03/15/24	50	51
Unlimited Co.					5.375% due 02/01/25	100	100
Series WI					4.500% due 02/15/27	40	39
4.418% due 11/15/35		200		195	5.500% due 06/15/47	895	864
General Electric Co.					Hewlett Packard Enterprise Co.
5.300% due 02/11/21		361		378	2.100% due 10/04/19 (Þ)	435	429
4.500% due 03/11/44		190		187	Series WI
Series GMTN					6.200% due 10/15/35	415	445
5.500% due 01/08/20		10		10	Home Depot, Inc. (The)
6.875% due 01/10/39		411		532	2.625% due 06/01/22	243	239
Series NOTZ					Honeywell International, Inc.
2.522% due 04/15/20 (Ê)		200		201	1.850% due 11/01/21	255	246
General Mills, Inc.					HSBC Bank NA
3.150% due 12/15/21		233		231	Series BKNT
General Motors Co.					5.875% due 11/01/34	475	586
4.875% due 10/02/23		320		334	HSBC USA, Inc.
4.200% due 10/01/27		385		377	7.200% due 07/15/97	157	220
6.250% due 10/02/43		120		132	Humana, Inc.
5.200% due 04/01/45		255		248	3.150% due 12/01/22	10	10
General Motors Financial Co. , Inc.					3.950% due 03/15/27	100	100
3.500% due 07/10/19		219		220	4.625% due 12/01/42	20	20
2.450% due 11/06/20		30		29	4.950% due 10/01/44	20	21
4.375% due 09/25/21		20		21	4.800% due 03/15/47	10	10
4.250% due 05/15/23		10		10	IBM Credit LLC
Gilead Sciences, Inc.					1.800% due 01/20/21	255	247
2.550% due 09/01/20		590		585	2.005% due 01/20/21 (Ê)	800	802
3.650% due 03/01/26		90		90	Industrial & Commercial Bank of China,
4.750% due 03/01/46		100		108	Ltd.
Glencore Funding LLC					3.231% due 11/13/19	250	250
2.875% due 04/16/20 (Þ)		20		20	Intel Corp.
4.625% due 04/29/24 (Þ)		40		41	3.300% due 10/01/21	240	244
4.000% due 03/27/27 (Þ)		200		193	2.875% due 05/11/24	460	450
GLP Capital, LP / GLP Financing II, Inc.					3.700% due 07/29/25	20	20
5.375% due 11/01/23		80		83	3.734% due 12/08/47 (Þ)	10	10
Goldman Sachs Capital II					International Lease Finance Corp.
Series _					8.625% due 01/15/22	50	58
4.000% due 06/01/43 (Ê)(ƒ)		3		3	5.875% due 08/15/22	410	440
Goldman Sachs Group, Inc. (The)					International Paper Co.
5.250% due 07/27/21		380		402	8.700% due 06/15/38	305	441
3.850% due 07/08/24		150		151	5.150% due 05/15/46	188	198
4.250% due 10/21/25		310		311	Jefferies Group LLC
3.500% due 11/16/26		90		87	6.500% due 01/20/43	190	210
3.691% due 06/05/28 (Ê)		200		194	John Deere Capital Corp.
6.750% due 10/01/37		410		513	Series DMTN
6.250% due 02/01/41		160		203	2.350% due 01/08/21	180	177
5.150% due 05/22/45		30		32	Series mTN
4.750% due 10/21/45		250		267	2.527% due 09/08/22 (Ê)	785	788
Series 60MO					Johnson & Johnson
3.272% due 09/29/25 (Ê)		775		746	1.650% due 03/01/21	253	246
Series D					2.250% due 03/03/22	450	440
6.000% due 06/15/20		150		159	3.625% due 03/03/37	70	70
Series GMTN					JPMorgan Chase & Co.
3.510% due 10/28/27 (Ê)		455		476	2.750% due 06/23/20	440	437
Great Plains Energy, Inc.					4.400% due 07/22/20	231	238
5.292% due 06/15/22 (~)(Ê)		660		703	4.250% due 10/15/20	300	309
Halliburton Co.					2.550% due 03/01/21	610	601
3.800% due 11/15/25		70		70	2.607% due 03/09/21 (Ê)	1,720	1,723
4.850% due 11/15/35		130		140	4.350% due 08/15/21	130	135
Harris Corp.					3.875% due 09/10/24	795	793
4.854% due 04/27/35		40		43	4.125% due 12/15/26	230	231
5.054% due 04/27/45		40		44	4.250% due 10/01/27	30	30
HCA, Inc.					6.400% due 05/15/38	100	130

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 35

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.950% due 06/01/45	100	108	5.750% due 04/15/24	198	218
JPMorgan Chase Bank NA			Marathon Petroleum Corp.
Series BKNT			5.000% due 09/15/54	234	227
1.650% due 09/23/19	195	192	MassMutual Global Funding II
2.063% due 02/01/21 (Ê)	1,300	1,299	1.950% due 09/22/20 (Þ)	1,315	1,281
Kerr-McGee Corp.			McDonald's Corp.
6.950% due 07/01/24	10	12	3.700% due 01/30/26	60	60
7.875% due 09/15/31	30	40	3.500% due 03/01/27	70	69
Kinder Morgan Energy Partners, LP			Medtronic, Inc.
3.500% due 03/01/21	30	30	Series WI
7.500% due 11/15/40	189	236	3.500% due 03/15/25	150	150
Kinder Morgan, Inc.			Merck & Co. , Inc.
4.300% due 03/01/28	180	179	2.750% due 02/10/25	40	39
5.550% due 06/01/45	275	289	Mercury General Corp.
Series GMTN			4.400% due 03/15/27	440	440
7.800% due 08/01/31	176	224	MetLife, Inc.
Kindred Healthcare, Inc.			6.400% due 12/15/36	100	110
Series WI			Microsoft Corp.
8.750% due 01/15/23	60	63	2.875% due 02/06/24	427	419
KKR Group Finance Co. II LLC			2.700% due 02/12/25	40	39
5.500% due 02/01/43 (Þ)	10	11	2.400% due 08/08/26	200	186
KKR Group Finance Co. III LLC			3.300% due 02/06/27	320	317
5.125% due 06/01/44 (Þ)	475	488	3.750% due 02/12/45	100	99
Kohl's Corp.			Morgan Stanley
5.550% due 07/17/45	605	586	5.625% due 09/23/19	200	208
Kraft Foods Group, Inc.			3.141% due 10/24/23 (Ê)	805	823
3.500% due 06/06/22	40	40	Series GMTN
Kraft Heinz Foods Co.			3.750% due 02/25/23	670	677
4.875% due 02/15/25 (Þ)	1,240	1,293	3.772% due 01/24/29 (Ê)	700	689
5.000% due 06/04/42	20	20	MPLX LP
Series WI			3.375% due 03/15/23	140	138
3.950% due 07/15/25	20	20	4.000% due 03/15/28	200	197
3.000% due 06/01/26	40	37	4.500% due 04/15/38	555	544
5.000% due 07/15/35	240	249	4.700% due 04/15/48	140	137
5.200% due 07/15/45	20	20	Series WI
4.375% due 06/01/46	20	18	4.875% due 06/01/25	100	104
Kroger Co. (The)			Mutual of Omaha Insurance Co.
2.950% due 11/01/21	215	213	4.297% due 07/15/54 (Ê)(Þ)	430	434
5.150% due 08/01/43	20	20	Navient Corp.
4.650% due 01/15/48	370	359	Series MTN
Lamb Weston Holdings, Inc.			8.000% due 03/25/20	70	74
4.875% due 11/01/26 (Þ)	60	59	NBCUniversal Media LLC
Land O' Lakes, Inc.			4.375% due 04/01/21	368	382
6.000% due 11/15/22 (Þ)	630	686	NCL Corp. , Ltd.
Land O'Lakes Capital Trust I			4.750% due 12/15/21 (Þ)	30	30
7.450% due 03/15/28 (Þ)	160	182	Netflix, Inc.
Lennar Corp.			5.875% due 02/15/25	60	63
4.500% due 04/30/24	40	39	New York Life Global Funding
Leucadia National Corp.			1.829% due 04/12/19 (Ê)(Þ)	1,685	1,686
5.500% due 10/18/23	209	215	Newell Brands, Inc.
Life Technologies Corp.			3.150% due 04/01/21	50	50
6.000% due 03/01/20	224	235	3.850% due 04/01/23	60	60
Lockheed Martin Corp.			4.200% due 04/01/26	40	40
4.250% due 11/15/19	250	256	5.500% due 04/01/46	690	728
3.350% due 09/15/21	220	223	Series WI
4.500% due 05/15/36	10	11	5.000% due 11/15/23	690	708
Series 10YR			NGPL PipeCo. LLC
3.550% due 01/15/26	90	89	4.375% due 08/15/22 (Þ)	660	656
Lowe's Cos. , Inc.			Noble Energy, Inc.
3.800% due 11/15/21	240	246	3.900% due 11/15/24	150	150
LyondellBasell Industries NV			3.850% due 01/15/28	80	79
5.000% due 04/15/19	395	401	5.250% due 11/15/43	10	11

See accompanying notes which are an integral part of this quarterly report.

36 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.950% due 08/15/47	40	42	Procter & Gamble Co. (The)
Northrop Grumman Corp.			2.043% due 11/01/19 (Ê)	230		231
2.930% due 01/15/25	50	48	1.850% due 02/02/21	228		223
Series F0TZ			Progress Energy, Inc.
3.250% due 01/15/28	210	200	4.400% due 01/15/21	30		31
Northwest Airlines Pass-Through Trust			PSEG Power LLC
Series 07-1			8.625% due 04/15/31	170		224
7.027% due 11/01/19	363	383	QUALCOMM, Inc.
Novartis Capital Corp.			Series 0002
Series 0006			4.300% due 05/20/47	590		571
1.800% due 02/14/20	525	517	Series 000A
NVR, Inc.			2.600% due 01/30/23	455		436
3.950% due 09/15/22	445	454	Quicken Loans, Inc.
Occidental Petroleum Corp.			5.750% due 05/01/25 (Þ)	30		30
3.125% due 02/15/22	30	30	QVC, Inc.
3.400% due 04/15/26	50	49	4.375% due 03/15/23	230		230
3.000% due 02/15/27	360	345	4.850% due 04/01/24	233		236
4.625% due 06/15/45	30	32	Range Resources Corp.
4.400% due 04/15/46	20	21	5.875% due 07/01/22	30		30
4.100% due 02/15/47	170	169	Series WI
Omega Healthcare Investors, Inc.			4.875% due 05/15/25	70		65
4.750% due 01/15/28	237	230	Regency Energy Partners, LP / Regency
ONEOK, Inc.			Energy Finance Corp.
7.500% due 09/01/23	204	238	5.875% due 03/01/22	60		64
Oracle Corp.			Reliance Holding USA, Inc.
1.900% due 09/15/21	252	243	4.500% due 10/19/20 (Þ)	231		237
2.950% due 11/15/24	240	233	Reliance Standard Life Global Funding
			II
PACCAR Financial Corp.			2.500% due 01/15/20 (Þ)	455		451
1.200% due 08/12/19	210	206
2.800% due 03/01/21	500	498	Reynolds American, Inc.
			6.875% due 05/01/20	190		204
Pacific Gas & Electric Co.			3.250% due 06/12/20	40		40
6.050% due 03/01/34	200	238	4.450% due 06/12/25	580		596
5.800% due 03/01/37	60	70	8.125% due 05/01/40	450		643
Pacific Life Insurance Co.
4.300% due 10/24/67 (Ê)(Þ)	280	267	5.850% due 08/15/45	70		82
			Reynolds Group Issuer, Inc. / Reynolds
PepsiCo, Inc.			Group Issuer LLC
2.750% due 03/01/23	242	239	5.750% due 10/15/20	81		82
Pepsi-Cola Metropolitan Bottling Co. ,
Inc.			Roche Holdings, Inc.
Series B			2.875% due 09/29/21 (Þ)	241		240
7.000% due 03/01/29	165	216	Roper Technologies, Inc.
Pfizer, Inc.			2.800% due 12/15/21	240		236
1.700% due 12/15/19	252	249	Sabine Pass Liquefaction LLC
Philip Morris International, Inc.			Series WI
1.875% due 11/01/19	170	168	6.250% due 03/15/22	590		640
2.000% due 02/21/20	1,255	1,236	5.000% due 03/15/27	290		301
2.500% due 08/22/22	90	87	Santander Holdings USA, Inc.
4.500% due 03/20/42	40	41	4.500% due 07/17/25	20		20
			Schlumberger Holdings Corp.
Series 5YR			4.000% due 12/21/25 (Þ)	40		41
2.500% due 11/02/22	60	58

Series NCD			Select Income REIT	290		283
2.375% due 08/17/22	633	610	4.250% due 05/15/24
Plains All American Pipeline, LP / PAA			Sempra Energy
Finance Corp.			3.400% due 02/01/28	115		110
2.600% due 12/15/19	261	258	Sherwin-Williams Co.
PNC Bank NA			2.250% due 05/15/20	375		369
Series BKNT			Sierra Pacific Power Co.
2.450% due 11/05/20	269	265	Series WI
Precision Castparts Corp.			2.600% due 05/01/26	236		220
2.500% due 01/15/23	240	234	Smithfield Foods, Inc.
Prime Security Services Borrower LLC /			2.700% due 01/31/20 (Þ)	244		241
Prime Finance, Inc.			Southern Natural Gas Co. LLC /
9.250% due 05/15/23 (Þ)	97	105	Southern Natural Issuing Corp.

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 37

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
4.400% due 06/15/21		400		411	Union Pacific Railroad Co. Pass-Through
Southwest Airlines Co.					Trust
2.650% due 11/05/20		340		336	Series 06-1
Spectrum Brands, Inc.					5.866% due 07/02/30	110	121
Series WI					United Parcel Service, Inc.
5.750% due 07/15/25		50		51	2.500% due 04/01/23	40	39
Sprint Capital Corp.					2.800% due 11/15/24	252	242
8.750% due 03/15/32		190		199	3.050% due 11/15/27	20	19
Sprint Spectrum Co. LLC / Sprint					United Rentals NA, Inc.
Spectrum Co II LLC / Sprint Spectrum					5.750% due 11/15/24	60	62
Co III LLC					United Technologies Corp.
Series A-1					1.950% due 11/01/21	232	223
3.360% due 09/20/21 (Þ)		175		174	3.100% due 06/01/22	100	99
Sprint Spectrum Co. LLC / Sprint					4.500% due 06/01/42	30	30
Spectrum Co. II LLC / Sprint					UnitedHealth Group, Inc.
Spectrum Co. III LLC					2.700% due 07/15/20	311	310
4.738% due 03/20/25 (Þ)		685		688	3.875% due 10/15/20	10	10
Starbucks Corp.					2.875% due 12/15/21	40	40
2.200% due 11/22/20		250		247	4.625% due 07/15/35	100	109
Sunoco Logistics Partners Operations,
LP					5.700% due 10/15/40	60	74
5.400% due 10/01/47		260		247	Universal Health Services, Inc.
Sysco Corp.					4.750% due 08/01/22 (Þ)	253	257
2.500% due 07/15/21		225		221	Univision Communications, Inc.
Taylor Morrison Communities, Inc. /					5.125% due 05/15/23 (Þ)	50	48
Taylor Morrison Holdings II, Inc.					5.125% due 02/15/25 (Þ)	60	56
5.625% due 03/01/24 (Þ)		100		100	US Airways Pass-Through Trust
Teachers Insurance & Annuity					Series 2012-1 Class A
Association of America					5.900% due 10/01/24	502	542
4.900% due 09/15/44 (Þ)		240		264	Series A Class A
Tennessee Gas Pipeline Co. LLC					7.125% due 10/22/23	295	329
8.375% due 06/15/32		380		483	US Bancorp
Thermo Fisher Scientific, Inc.					Series MTN
2.950% due 09/19/26		228		213	2.145% due 04/25/19 (Ê)	1,000	1,002
TIAA Asset Management Finance Co.					US Bank NA
LLC					Series BKNT
2.950% due 11/01/19 (Þ)		30		30	2.125% due 10/28/19	250	247
Time Warner Cable LLC					1.885% due 10/23/20 (Ê)	600	597
4.125% due 02/15/21		150		152	Valeant Pharmaceuticals International
7.300% due 07/01/38		210		251	9.250% due 04/01/26 (Þ)	20	20
5.875% due 11/15/40		120		125	Valeant Pharmaceuticals International,
Time Warner Entertainment Co. , LP					Inc.
8.375% due 03/15/23		182		216	9.000% due 12/15/25 (Þ)	40	40
Time Warner, Inc.					Valero Energy Corp.
4.875% due 03/15/20		250		258	10.500% due 03/15/39	151	249
4.750% due 03/29/21		620		648	Verizon Communications, Inc.
3.800% due 02/15/27		80		77	4.600% due 04/01/21	80	83
TJX Cos. , Inc. (The)					1.750% due 08/15/21	251	240
2.750% due 06/15/21		246		245	3.500% due 11/01/24	20	20
2.250% due 09/15/26		10		9	2.625% due 08/15/26	40	37
Toll Brothers Finance Corp.					4.125% due 03/16/27	230	233
4.375% due 04/15/23		30		30	4.500% due 08/10/33	180	182
Toyota Motor Credit Corp.					5.250% due 03/16/37	485	522
Series GMTN					5.500% due 03/16/47	10	11
2.800% due 07/13/22		245		243	Series WI
Transcontinental Gas Pipe Line Co. LLC					3.376% due 02/15/25	525	515
4.000% due 03/15/28 (Þ)		240		234	4.672% due 03/15/55	1,180	1,121
Series WI					Viacom, Inc.
7.850% due 02/01/26		220		271	3.875% due 04/01/24	20	20
Tyson Foods, Inc.					6.250% due 02/28/57 (Ê)	1,100	1,117
3.950% due 08/15/24		237		238	Virginia Electric & Power Co.
Unilever Capital Corp.					Series B
1.375% due 07/28/21		254		242	2.950% due 11/15/26	660	626
					Series C

See accompanying notes which are an integral part of this quarterly report.

38 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.000% due 11/15/46	225	222	5.000% due 10/15/25 (Þ)	50	48
Visa, Inc.			1011778 B. C. Unlimited Liability Co.
2.200% due 12/14/20	250	246	1st Lien Term Loan B4
3.150% due 12/14/25	150	147	4.552% due 02/17/24 (Ê)	246	246
4.300% due 12/14/45	390	417	ABN AMRO Bank NV
Volkswagen Group of America Finance			1.800% due 09/20/19 (Þ)	244	240
LLC			Abu Dhabi Government International
2.450% due 11/20/19 (Þ)	425	420	Bond
Wachovia Capital Trust II			Series C
2.222% due 01/15/27 (Ê)	485	456	2.500% due 10/11/22 (Þ)	200	193
Walgreens Boots Alliance, Inc.			Actavis Funding SCS
2.700% due 11/18/19	256	255	3.000% due 03/12/20 (Þ)	258	257
4.800% due 11/18/44	100	99	ACWA Power Management and
			Investments One, Ltd.
Wal-Mart Stores, Inc.			5.950% due 12/15/39 (Þ)	300	309
1.900% due 12/15/20	250	245	AerCap Ireland Capital DAC / AerCap
Walt Disney Co. (The)			Global Aviation Trust
2.215% due 06/05/20 (Ê)	800	802	3.300% due 01/23/23	330	321
2.750% due 08/16/21	264	263	AerCap Ireland Capital, Ltd. / AerCap
Washington Prime Group, LP			Global Aviation Trust
5.950% due 08/15/24	221	211	Series WI
Waste Management, Inc.			5.000% due 10/01/21	150	156
3.500% due 05/15/24	190	190	Agrium, Inc.
Wells Fargo & Co.			7.125% due 05/23/36	183	235
2.500% due 03/04/21	400	393	Alcoa Nederland Holding BV
3.365% due 03/04/21 (Ê)	1,100	1,127	6.750% due 09/30/24 (Þ)	200	214
4.600% due 04/01/21	431	447	Alibaba Group Holding, Ltd.
3.069% due 01/24/23	470	462	Series WI
3.002% due 10/31/23 (Ê)	1,455	1,475	2.500% due 11/28/19	242	240
3.000% due 04/22/26	400	375	Alimentation Couche-Tard, Inc.
3.000% due 10/23/26	260	243	3.550% due 07/26/27 (Þ)	220	211
4.650% due 11/04/44	10	10	Allergan Funding SCS
4.400% due 06/14/46	230	223	3.450% due 03/15/22	40	40
4.750% due 12/07/46	150	153	3.800% due 03/15/25	60	59
Series GMTN			4.550% due 03/15/35	20	20
2.600% due 07/22/20	645	639	4.750% due 03/15/45	21	21
4.300% due 07/22/27	520	522	Ambac LSNI LLC
4.900% due 11/17/45	250	262	6.811% due 02/12/23 (Ê)(Þ)	356	360
Wells Fargo Bank NA			America Movil SAB de CV
1.750% due 05/24/19	250	247	5.000% due 10/16/19	230	237
Western Gas Partners, LP			5.000% due 03/30/20	535	553
4.650% due 07/01/26	40	40	Anglo American Capital PLC
Western Union Co. (The)			3.625% due 05/14/20 (Þ)	400	401
6.200% due 11/17/36	198	207	3.625% due 09/11/24 (Þ)	200	193
Westlake Chemical Corp.			ArcelorMittal
Series WI			6.500% due 02/25/22	110	119
4.875% due 05/15/23	220	226	Aristocrat International Pty, Ltd. 1st Lien
WestRock MWV LLC			Term Loan B
7.375% due 09/01/19	310	328	3.363% due 10/19/24 (Ê)	10	10
			Aristocrat International Pty, Ltd. Term
Williams Partners, LP			Loan B2
5.250% due 03/15/20	40	41	3.745% due 10/20/21 (Ê)	151	152
4.300% due 03/04/24	160	162	AstraZeneca PLC
5.800% due 11/15/43	200	219	1.950% due 09/18/19	263	260
Wyndham Worldwide Corp.			2.375% due 11/16/20	580	571
4.150% due 04/01/24	220	219	2.375% due 06/12/22	490	473
XPO Logistics, Inc.			Australia & New Zealand Banking
3.920% due 02/23/25 (Ê)	215	216	Group, Ltd.
Zimmer Biomet Holdings, Inc.			2.385% due 08/19/20 (Ê)(Þ)	1,000	1,004
3.700% due 03/19/23	190	190	Banco de Bogota SA
		175,715	Series EMTQ
International Debt - 8.3%			4.375% due 08/03/27 (Þ)	223	214
1011778 B. C. Unlimited Liability Co. /			Banco de Credito del Peru/Panama
New Red Finance, Inc.			2.250% due 10/25/19 (Þ)	243	240

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 39

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Bancolombia SA			CBQ Finance, Ltd.
5.950% due 06/03/21	705	747	7.500% due 11/18/19 (Þ)	205	215
Banistmo SA			CDP Financial, Inc.
Series MTQ0			5.600% due 11/25/39 (Þ)	215	277
3.650% due 09/19/22 (Þ)	250	240	Cenovus Energy, Inc.
Bank of Baroda NY			6.750% due 11/15/39	120	138
4.875% due 07/23/19 (Þ)	235	239	Series WI
Bank of China Hong Kong, Ltd.			4.250% due 04/15/27	710	692
5.550% due 02/11/20 (Þ)	231	240	Colombia Government International
Bank of Montreal			Bond
1.500% due 07/18/19	249	245	5.625% due 02/26/44	270	294
2.100% due 12/12/19	230	227	Commonwealth Bank of Australia
1.900% due 08/27/21	420	403	5.000% due 10/15/19 (Þ)	30	31
Bank of Nova Scotia (The)			3.900% due 07/12/47 (Þ)	150	146
1.650% due 06/14/19	253	250	Cooperatieve Rabobank UA
2.767% due 06/14/19 (Ê)	1,300	1,305	4.625% due 12/01/23	250	260
Series BKNT			4.375% due 08/04/25	400	404
2.500% due 01/08/21	220	217	Credit Agricole SA
2.450% due 09/19/22	380	368	3.250% due 10/04/24 (Þ)	730	699
BAT International Finance PLC			4.000% due 01/10/33 (Ê)(Þ)	995	946
2.750% due 06/15/20 (Þ)	257	255	Credit Suisse Group AG
BBVA Bancomer SA			3.869% due 01/12/29 (Ê)(Þ)	980	948
6.750% due 09/30/22 (Þ)	681	744	6.250% due 12/31/49 (Ê)(ƒ)(Þ)	505	518
Bharti Airtel, Ltd.			Credit Suisse Group Funding Guernsey,
4.375% due 06/10/25 (Þ)	500	484	Ltd.
BHP Billiton Finance USA, Ltd.			Series WI
2.875% due 02/24/22	5	5	4.875% due 05/15/45	300	318
5.000% due 09/30/43	320	370	Danone SA
BNP Paribas SA			1.691% due 10/30/19 (Þ)	227	222
3.500% due 03/01/23 (Þ)	415	412	2.077% due 11/02/21 (Þ)	690	661
3.375% due 01/09/25 (Þ)	390	377	Deutsche Bank AG
			2.950% due 08/20/20	242	238
BOC Aviation, Ltd.			Deutsche Telekom International Finance
3.000% due 03/30/20 (Þ)	241	239	BV
BP Capital Markets PLC			6.000% due 07/08/19	210	218
3.245% due 05/06/22	10	10
3.216% due 11/28/23	700	694	Dryden 34 Senior Loan Fund
			Series 2017-34A Class AR
3.119% due 05/04/26	120	116	2.882% due 10/15/26 (Ê)(Þ)	1,220	1,219
Series EN1I			Dryden 37 Senior Loan Fund
1.768% due 09/19/19	220	217	Series 2017-37A Class AR
Braskem Netherlands Finance BV			2.820% due 01/15/31 (Ê)(Þ)	1,300	1,305
3.500% due 01/10/23 (Þ)	485	467	Dryden 50 Senior Loan Fund
4.500% due 01/10/28 (Þ)	305	297	Series 2017-50A Class A1
Brazilian Government International Bond			2.940% due 07/15/30 (Ê)(Þ)	1,230	1,235
2.625% due 01/05/23	220	209	Ecopetrol SA
5.625% due 01/07/41	170	167	5.375% due 06/26/26	60	63
British Telecommunications PLC			5.875% due 05/28/45	250	246
9.125% due 12/15/30	30	44	Empresa Electrica Angamos SA
Brookfield Finance LLC			4.875% due 05/25/29 (Þ)	219	215
4.000% due 04/01/24	218	220	Enbridge, Inc.
Brookfield Finance, Inc.			3.700% due 07/15/27	222	213
4.250% due 06/02/26	211	212	Enel Finance International NV
Canadian Imperial Bank of Commerce			Series 658A
Series BKNT			3.500% due 04/06/28 (Þ)	250	234
2.100% due 10/05/20	246	240	Ensco PLC
Series YCD			Series WI
2.314% due 05/29/19 (Ê)(~)	500	501	8.000% due 01/31/24	29	28
Canadian Oil Sands, Ltd.			Equate Petrochemical BV
7.750% due 05/15/19 (Þ)	450	471	4.250% due 11/03/26 (Þ)	200	198
4.500% due 04/01/22 (Þ)	680	690	ESAL GmbH
Carlyle Global Market Strategies CLO,			6.250% due 02/05/23 (Þ)	445	424
Ltd.			GE Capital International Funding Co.
Series 2015-2A Class A1			Unlimited Co
2.507% due 04/27/27 (Ê)(Þ)	1,400	1,400	Series WI

See accompanying notes which are an integral part of this quarterly report.

40 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
2.342% due 11/15/20		245		240	Mexico Generadora de Energia S de rl
3.373% due 11/15/25		900		869	5.500% due 12/06/32 (Þ)	190	196
GlaxoSmithKline Capital PLC					Mexico Government International Bond
2.850% due 05/08/22		60		60	6.050% due 01/11/40	30	34
HSBC Bank PLC					4.750% due 03/08/44	20	19
7.650% due 05/01/25		375		448	4.600% due 02/10/48	500	474
Series 1M					Mitsubishi UFJ Financial Group, Inc.
2.125% due 06/29/49 (Ê)(ƒ)		780		705	2.998% due 02/22/22	60	59
HSBC Holdings PLC					Mizuho Bank, Ltd.
3.900% due 05/25/26		220		219	Series YCD
4.041% due 03/13/28 (Ê)		410		409	2.708% due 10/01/19 (Ê)(~)	500	501
6.250% due 12/31/99 (Ê)(ƒ)		200		203	Mizuho Financial Group, Inc.
6.500% due 12/31/99 (Ê)(ƒ)		200		204	4.018% due 03/05/28	350	351
Hutchison Whampoa International, Ltd.					Mondelez International Holdings
5.750% due 09/11/19 (Þ)		226		235	Netherlands BV
ICICI Bank, Ltd. /Dubai					1.625% due 10/28/19 (Þ)	228	223
4.800% due 05/22/19 (Þ)		234		238	Myriad International Holdings BV
Indonesia Government International					6.000% due 07/18/20 (Þ)	206	217
Bond					4.850% due 07/06/27 (Þ)	250	255
4.350% due 01/11/48		240		229	National Australia Bank, Ltd.
Series REGS					2.184% due 05/14/19 (Ê)(Þ)	650	650
3.750% due 04/25/22		430		431	2.250% due 07/01/19 (Þ)	242	240
ING Bank NV					2.414% due 05/22/20 (Ê)(Þ)	450	452
5.800% due 09/25/23 (Þ)		870		940	National Bank of Canada
Intesa Sanpaolo SpA					Series 575
3.375% due 01/12/23 (Þ)		450		439	2.150% due 06/12/20	265	261
3.875% due 01/12/28 (Þ)		410		386	Series YCD
Intesa Sanpaolo Vita SpA					1.750% due 05/08/19 (Ê)(~)	650	648
3.125% due 07/14/22 (Þ)		200		193	Nokia OYJ
3.875% due 07/14/27 (Þ)		520		491	6.625% due 05/15/39	740	790
Inversiones CMPC SA					Nordea Bank AB
4.500% due 04/25/22 (Þ)		214		219	2.454% due 05/29/20 (Ê)(Þ)	450	451
Itau CorpBanca SA					NOVA Chemicals Corp.
3.875% due 09/22/19 (Þ)		218		220	5.250% due 06/01/27 (Þ)	420	399
KOC Holding AS					Numericable Group SA Term Loan B12
3.500% due 04/24/20 (Þ)		222		218	4.720% due 01/05/26 (Ê)	178	172
Kookmin Bank					NXP BV / NXP Funding LLC
1.625% due 08/01/19 (Þ)		200		196	4.625% due 06/15/22 (Þ)	450	460
Korea Gas Corp.					Pernod Ricard SA
2.750% due 07/20/22 (Þ)		510		494	4.450% due 01/15/22 (Þ)	150	156
Kuwait International Government Bond					Peru Government International Bond
Series 000Q					6.550% due 03/14/37	10	13
3.500% due 03/20/27 (Þ)		210		206	5.625% due 11/18/50	130	156
Lions Gate Entertainment Corp. Term					Petrobras Global Finance BV
Loan B					6.250% due 03/17/24	100	106
Zero coupon due 03/19/25 (~)(Ê)		64		64	5.299% due 01/27/25 (Þ)	1,105	1,090
Lloyds Banking Group PLC					Petroleos Mexicanos
4.375% due 03/22/28		870		878	6.625% due 06/15/35	10	10
Series .					Series WI
2.907% due 11/07/23 (Ê)		650		626	5.375% due 03/13/22	750	778
Lloyds TSB Bank PLC					6.875% due 08/04/26	220	241
6.500% due 09/14/20 (Þ)		228		243	5.625% due 01/23/46	225	201
Lukoil International Finance BV					Province of Quebec Canada
6.125% due 11/09/20 (Þ)		450		477	2.025% due 07/21/19 (Ê)	480	481
4.563% due 04/24/23 (Þ)		212		214	Provincia de Buenos Aires
LYB International Finance BV					6.500% due 02/15/23 (Þ)	140	144
4.000% due 07/15/23		260		265	PT Pertamina (Persero)
Mallinckrodt International Finance SA					4.300% due 05/20/23 (Þ)	520	525
4.750% due 04/15/23		70		54	Reckitt Benckiser Treasury Services PLC
Marks And Spencer PLC					2.846% due 06/24/22 (Ê)(Þ)	685	681
7.125% due 12/01/37 (Þ)		207		235	Republic of Argentina Government
Medtronic Global Holdings SCA					International Bond
3.350% due 04/01/27		160		158	5.625% due 01/26/22	340	345

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 41

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.875% due 01/11/48	350	319	Tencent Holdings, Ltd.
Series WI			2.875% due 02/11/20 (Þ)	241	241
7.500% due 04/22/26	170	182	Teva Pharmaceutical Finance Co. BV
Republic of Ecuador Government			3.650% due 11/10/21	20	19
International Bond			2.950% due 12/18/22	40	35
7.875% due 01/23/28 (Þ)	200	193	Teva Pharmaceutical Finance
Republic of Poland Government			Netherlands III BV
International Bond			1.700% due 07/19/19	30	29
5.125% due 04/21/21	400	425	2.200% due 07/21/21	170	153
Royal Bank of Canada			2.800% due 07/21/23	20	17
2.150% due 10/26/20	70	68	3.150% due 10/01/26	415	333
Series GMTN			Toronto-Dominion Bank (The)
2.125% due 03/02/20	580	572	2.250% due 11/05/19	246	244
2.150% due 03/06/20	246	243	2.125% due 04/07/21	405	394
Royal Bank of Scotland Group PLC			Total Capital International SA
6.400% due 10/21/19	180	189	2.750% due 06/19/21	242	240
6.125% due 12/15/22	70	74	Total Capital SA
3.875% due 09/12/23	665	656	4.250% due 12/15/21	230	240
5.125% due 05/28/24	220	224	Trust F/1401
Sanofi			5.250% due 01/30/26 (Þ)	212	215
4.000% due 03/29/21	232	238	UBS AG
Santander UK Group Holdings PLC			2.450% due 12/01/20 (Þ)	845	830
2.875% due 10/16/20	251	249	UBS Group Funding Switzerland AG
Santander UK PLC			3.491% due 05/23/23 (Þ)	270	267
2.375% due 03/16/20	40	39	4.253% due 03/23/28 (Þ)	200	201
Schlumberger Norge AS			Unitymedia Finance LLC 1st Lien Term
Series 144a			Loan D
4.200% due 01/15/21 (Þ)	70	72	4.027% due 01/15/26 (Ê)	170	170
Shell International Finance BV			Vale Overseas, Ltd.
4.375% due 03/25/20	10	10	6.875% due 11/21/36	270	318
2.250% due 11/10/20	246	243	6.875% due 11/10/39	190	225
2.875% due 05/10/26	40	39	Valeant Pharmaceuticals International,
4.375% due 05/11/45	250	265	Inc.
4.000% due 05/10/46	80	80	6.500% due 03/15/22 (Þ)	20	21
Shinhan Bank Co. , Ltd.			5.875% due 05/15/23 (Þ)	190	169
2.250% due 04/15/20 (Þ)	229	224	7.000% due 03/15/24 (Þ)	70	73
Shire Acquisitions Investments			Validus Holdings, Ltd.
1.900% due 09/23/19	815	801	8.875% due 01/26/40	340	521
Siemens Financieringsmaatschappij NV			Virgin Media Bristol LLC 1st Lien Term
2.150% due 05/27/20 (Þ)	246	242	Loan K
Smurfit Kappa Treasury Funding, Ltd.			4.277% due 01/15/26 (Ê)	147	148
7.500% due 11/20/25	125	150	Vodafone Group PLC
Southern Copper Corp.			5.450% due 06/10/19	526	542
6.750% due 04/16/40	10	12	7.875% due 02/15/30	215	280
5.250% due 11/08/42	440	459	6.150% due 02/27/37	515	596
Standard Chartered PLC			Voya CLO, Ltd.
5.700% due 03/26/44 (Þ)	450	495	Series 2017-2A Class A1R
Sumitomo Mitsui Banking Corp.			2.981% due 04/17/30 (Ê)(Þ)	1,428	1,431
2.092% due 10/18/19	253	250	Westpac Banking Corp.
Series YCD			2.300% due 05/26/20	10	10
2.299% due 05/15/19 (Ê)(~)	850	851	2.600% due 11/23/20	80	79
Sumitomo Mitsui Financial Group, Inc.			Woori Bank
Series 5FXD			5.875% due 04/13/21 (Þ)	232	246
2.058% due 07/14/21	90	87	Ziggo Secured Finance Partnership 1st
Suncor Energy, Inc.			Lien Term Loan E
3.600% due 12/01/24	264	264	4.277% due 04/27/25 (Ê)	56	56
Svenska Handelsbanken AB					74,864
Series YCD			Loan Agreements - 1.1%
2.315% due 06/07/19 (Ê)(~)	1,000	1,000	Air Medical Group Holdings, Inc. 1st
Syngenta Finance NV			Lien Term Loan B
3.125% due 03/28/22	264	255	4.936% due 04/28/22 (Ê)	158	158
Telefonica Emisiones SAU			Albertson's LLC Term Loan B4
5.134% due 04/27/20	40	42	4.627% due 08/25/21 (Ê)	68	68

See accompanying notes which are an integral part of this quarterly report.

42 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
Albertson's LLC Term Loan B6					Hilton Worldwide Finance LLC Term
4.956% due 06/22/23 (Ê)		163		161	Loan B2
American Airlines, Inc. 1st Lien Term					3.872% due 10/25/23 (Ê)	252	253
Loan B					Jaguar Holding Co. II Term Loan
3.777% due 12/14/23 (Ê)		50		50	4.377% due 08/18/22 (Ê)	247	248
American Airlines, Inc. Term Loan B					Level 3 Financing, Inc. Term Loan B
3.875% due 06/27/20 (Ê)		198		199	4.111% due 02/22/24 (Ê)	250	250
American Axle & Manufacturing, Inc.					M A Finance Co. LLC 1st Lien Term
1st Lien Term Loan B					Loan B
4.130% due 04/06/24 (Ê)		44		44	4.627% due 06/21/24 (Ê)	4	4
American Builders & Contractors Supply					MacDermid, Inc. Term Loan B6
Co. , Inc. Term Loan B					4.877% due 06/07/23 (Ê)	414	418
4.377% due 10/31/23 (Ê)		248		248	MGM Growth Properties Operating
Aramark Services, Inc. 1st Lien Term					Partnership, LP Term Loan B
Loan B1					3.877% due 04/25/23 (Ê)	245	245
3.877% due 03/07/25 (Ê)		80		80	Michaels Stores, Inc. Term Loan B1
Avolon LLC Term Loan B					4.572% due 01/28/23 (Ê)	280	281
4.072% due 03/20/22 (Ê)		248		248	MultiPlan, Inc. Term Loan B
Beacon Roofing Supply, Inc. Term Loan					5.052% due 05/25/23 (Ê)	229	230
B					ON Semiconductor Corp 1st Lien Term
3.936% due 01/02/25 (Ê)		251		252	Loan B2
Berry Plastics Group, Inc. 1st Lien Term					3.877% due 03/31/23 (Ê)	86	86
Loan Q					PAREXEL International Corp. 1st Lien
3.877% due 10/01/22 (Ê)		212		213	Term Loan B
Berry Plastics Group, Inc. 1st Lien Term					4.627% due 09/29/24 (Ê)	70	70
Loan R					Party City Holdings, Inc. Term Loan B
3.740% due 01/19/24 (Ê)		35		35	4.330% due 08/19/22 (Ê)	182	182
Boyd Gaming Corp. Term Loan B					Petco Animal Supplies, Inc. 1st Lien
4.236% due 09/15/23 (Ê)		92		93	Term Loan B1
Caesars Resort Collection LLC 1st Lien					4.772% due 01/26/23 (Ê)	118	86
Term Loan B					PetSmart, Inc. Term Loan B2
4.627% due 12/22/24 (Ê)		197		198	4.680% due 03/10/22 (Ê)	192	154
Catalent Pharma Solutions, Inc. Term					Post Holdings, Inc. Incremental Term
Loan B					Loan
4.127% due 05/20/21 (Ê)		187		187	3.880% due 05/24/24 (Ê)	260	261
CenturyLink, Inc. Term Loan B					Prime Security Services Borrower LLC
Series dMTn					Term Loan B1
4.627% due 01/31/25 (Ê)		204		201	4.627% due 05/02/22 (Ê)	248	249
Change Healthcare Holdings LLC 1st					Quikrete Holdings, Inc. 1st Lien Term
Lien Term Loan B					Loan B
4.627% due 03/01/24 (Ê)		285		286	4.627% due 11/15/23 (Ê)	174	175
Charter Communications Operating LLC					Reynolds Group Holdings, Inc. 1st Lien
1st Lien Term Loan B					Term Loan B
3.880% due 04/30/25 (Ê)		229		230	4.627% due 02/05/23 (Ê)	228	229
CityCenter Holdings, LLC Term Loan B					RPI Finance Trust Term Loan B
4.377% due 04/18/24 (Ê)		22		22	4.302% due 03/27/23 (Ê)	183	184
CSC Holdings, LLC 1st Lien Term Loan					Scientific Games International, Inc. Term
4.036% due 07/17/25 (Ê)		164		164	Loan B5
CWGS Group LLC Term Loan					4.627% due 08/14/24 (Ê)	283	284
Series 5001					Seattle SpinCo, Inc. Term Loan B3
4.702% due 11/08/23 (Ê)		69		69	4.627% due 06/21/24 (Ê)	27	27
Dell International LLC 1st Lien Term					Sinclair Television Group, Inc. 1st Lien
Loan A2					Term Loan B
3.630% due 09/07/21 (Ê)		154		154	3.913% due 12/12/24 (~)(Ê)	180	181
Dell International LLC 1st Lien Term					Sprint Communications, Inc. 1st Lien
Loan B					Term Loan B
Series 0003					4.438% due 02/02/24 (Ê)	17	17
3.880% due 09/07/23 (Ê)		110		110	Sungard Availability Services 1st Lien
First Data Corp. 1st Lien Term Loan					Term Loan B
4.122% due 04/26/24 (Ê)		248		248	Zero coupon due 10/01/22 (Ê)	230	226
Golden Nugget, Inc. 1st Lien Term Loan					SunGard Availability Services Capital,
5.039% due 10/04/23 (Ê)		247		249	Inc. Term Loan B
HCA, Inc. Term Loan B10					8.877% due 09/17/21 (Ê)	128	118
3.877% due 03/07/25 (Ê)		189		191	Trans Union LLC 1st Lien Term Loan B3
					3.877% due 04/09/23 (Ê)	232	232

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 43

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Univision Communications, Inc. Term			5.513% due 01/12/45 (~)(Ê)	143	145
Loan C5			Blackstone Commercial Mortgage Trust
4.627% due 03/15/24 (Ê)	246	242	Series 2018-BIOA Class E
UPC Financing Partnership 1st Lien			3.601% due 03/15/37 (Å)(Ê)	1,575	1,564
Term Loan AR			BXP Trust
4.277% due 01/15/26 (Ê)	245	246	Series 2017-GM Class A
Valeant Pharmaceuticals International,			3.379% due 06/13/39 (Þ)	416	412
Inc. Term Loan B
5.240% due 04/02/22 (Ê)	100	101	CFCRE Commercial Mortgage Trust
			Series 2016-C3 Class A3
VICI Properties, Inc. Term Loan			3.865% due 01/10/48	1,150	1,168
3.854% due 12/15/24 (Ê)	86	87
Vistra Operations Co. LLC 1st Lien Term			CHL Mortgage Pass-Through Trust
Loan B			Series 2005-3 Class 1A2
4.377% due 08/04/23 (Ê)	8	9	1.814% due 04/25/35 (Ê)	9	9
Vistra Operations Co. LLC 1st Lien Term			Citigroup Commercial Mortgage Trust
Loan C			Series 2013-375P Class A
4.377% due 08/04/23 (Ê)	2	2	3.251% due 05/10/35 (Þ)	380	380
Western Digital Corp. 1st Lien Term			Series 2015-GC29 Class C
Loan B3			4.293% due 04/10/48 (~)(Ê)	100	99
3.877% due 04/29/23 (Ê)	58	58	Citigroup Mortgage Loan Trust, Inc.
Zebra Technologies Corp. Term Loan B			Series 2005-2 Class 1A2A
3.752% due 10/27/21 (Ê)	64	64	3.131% due 05/25/35 (~)(Ê)	454	464
		9,657	Series 2005-11 Class A2A
Mortgage-Backed Securities - 20.4%			3.630% due 10/25/35 (Ê)	10	10
A10 Securitization LLC			Series 2006-AR9 Class 1M1
Series 2017-AA Class B1			0.865% due 11/25/36 (Ê)	1,060	900
0.071% due 05/15/36 (Å)	961	939	Series 2007-AR8 Class 2A1A
American Home Mortgage Investment			3.534% due 07/25/37 (~)(Ê)	199	195
Trust			Series 2015-2 Class 5A1
Series 2004-4 Class 4A			0.444% due 03/25/47 (Å)(Ê)	340	333
3.844% due 02/25/45 (Ê)	21	21	Cold Storage Trust
Banc of America Commercial Mortgage			Series 2017-ICE3 Class D
Trust			3.094% due 04/15/24 (Ê)(Þ)	510	512
Series 2007-2 Class AJ			Commercial Mortgage Trust
5.634% due 04/10/49 (~)(Ê)	52	34	Series 2013-300P Class A1
Banc of America Funding Trust			4.353% due 08/10/30 (Þ)	390	410
Series 2005-D Class A1			Series 2013-CR6 Class B
3.509% due 05/25/35 (~)(Ê)	486	508	3.397% due 03/10/46 (Þ)	211	207
Series 2006-6 Class 2A1			Series 2013-CR9 Class ASB
6.000% due 08/25/36	1,039	1,016	3.834% due 07/10/45	840	861
Barclays Commercial Mortgage			Series 2014-277P Class A
Securities LLC			3.732% due 08/10/49 (Ê)(Þ)	410	416
Series 2017-GLKS Class E			Series 2014-UBS4 Class A1
4.101% due 11/15/34 (Å)(Ê)	1,372	1,371	1.309% due 08/10/47	74	73
Bayview Commercial Asset Trust			Series 2015-LC19 Class A4
Series 2007-2A Class A1			3.183% due 02/10/48	191	188
1.507% due 07/25/37 (Å)(Ê)	1,273	1,216	Series 2015-LC19 Class B
BCAP LLC Trust			3.829% due 02/10/48 (~)(Ê)	100	99
Series 2010-RR7 Class 3A12			Series 2016-GCT Class A
2.798% due 08/26/35 (~)(Ê)(Þ)	963	807	2.681% due 08/10/29 (Þ)	140	137
Series 2011-R11 Class 15A1			Countrywide Alternative Loan Trust
3.400% due 10/26/33 (~)(Å)(Ê)	132	133	Series 2007-16CB Class 1A5
Series 2011-R11 Class 20A5			1.156% due 08/25/37 (Ê)	544	458
3.411% due 03/26/35 (~)(Ê)(Þ)	57	58	Credit Suisse Mortgage Capital
Bear Stearns Alternative-A Trust			Certificates
Series 2005-2 Class 1M1			Series 2017-CHOP Class G
1.342% due 03/25/35 (Ê)	900	851	6.446% due 07/15/32 (Ê)(Þ)	600	599
Series 2005-4 Class 24A1			CSAIL Commercial Mortgage Trust
3.031% due 05/25/35 (~)(Ê)	396	409	Series 2015-C4 Class E
Bear Stearns ARM Trust			3.585% due 11/15/48 (~)(Ê)	500	372
Series 2004-3 Class 2A			CSMC Mortgage-Backed Trust
3.063% due 07/25/34 (~)(Ê)	185	187	Series 2011-4R Class 5A1
Bear Stearns Commercial Mortgage			3.588% due 05/27/36 (~)(Å)(Ê)	63	64
Securities Trust			DBJPM Mortgage Trust
Series 2007-T26 Class AM			Series 2016-C3 Class A5

See accompanying notes which are an integral part of this quarterly report.

44 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.890% due 09/10/49	240	229	4.000%	6,378	6,541
Deutsche Mortgage Securities, Inc. Re-			4.500%	600	628
REMIC Trust			5.000%	1,400	1,495
Series 2007-WM1 Class A1			Series 2016-C04 Class 1M2
4.078% due 06/27/37 (~)(Ê)(Þ)	569	576	4.726% due 01/25/29 (Ê)	50	57
Fannie Mae			Fannie Mae Connecticut Avenue
2.500% due 2017	359	358	Securities
3.950% due 2020	405	414	Series 2014-C04 Class 1M2
4.000% due 2020	123	127	6.138% due 11/25/24 (Ê)	1,008	1,154
5.500% due 2020	5	6	Series 2016-C06 Class 1M1
4.250% due 2021	395	410	2.538% due 04/25/29 (Ê)	1,162	1,173
4.283% due 2021	556	576	Fannie Mae REMIC Trust
2.500% due 2022	290	288	Series 2004-W5 Class A1
5.500% due 2022	39	40	6.000% due 02/25/47	191	212
2.000% due 2023	1,055	1,038	Fannie Mae REMICS
2.500% due 2024	475	473	Series 1999-56 Class Z
4.500% due 2024	5	5	7.000% due 12/18/29	13	14
4.000% due 2025	156	160	Series 2005-24 Class ZE
4.500% due 2025	210	218	5.000% due 04/25/35	268	289
			Series 2009-96 Class DB
4.000% due 2026	157	161	4.000% due 11/25/29	205	211
2.940% due 2027	100	98	Series 2012-35 Class SC
4.500% due 2027	41	42	Interest Only STRIP
2.560% due 2028	370	348	5.266% due 04/25/42 (Ê)	29	5
3.500% due 2030	157	160	Series 2012-55 Class PC
2.600% due 2031	375	346	3.500% due 05/25/42	700	706
5.000% due 2031	148	158	Series 2013-54 Class BS
6.000% due 2032	32	36	Interest Only STRIP
3.000% due 2033	1,178	1,173	4.918% due 06/25/43 (Ê)	127	23
3.500% due 2033	894	913	Series 2013-124 Class SB
5.000% due 2033	7	7	Interest Only STRIP
3.500% due 2034	189	193	4.718% due 12/25/43 (Ê)	139	24
5.500% due 2034	23	26	Series 2016-23 Class ST
4.500% due 2035	538	570	Interest Only STRIP
5.500% due 2037	149	164	5.547% due 11/25/45 (Ê)	471	82
5.500% due 2038	599	659	Series 2016-61 Class BS
6.000% due 2039	57	64	Interest Only STRIP
			5.613% due 09/25/46 (Ê)	423	55
4.000% due 2040	348	361	Series 2017-6 Class PA
5.500% due 2040	740	816	3.500% due 06/25/46	1,891	1,905
6.000% due 2040	171	192	Series 2017-76 Class SB
4.000% due 2041	604	625	Interest Only STRIP
6.000% due 2041	181	203	4.866% due 10/25/57 (Ê)	453	79
3.500% due 2043	1,349	1,359	Series 2017-85 Class SC
4.000% due 2044	1,189	1,232	Interest Only STRIP
3.500% due 2045	1,878	1,886	4.963% due 11/25/47 (Ê)	91	15
3.000% due 2046	630	615	Fannie Mae-Aces
4.000% due 2046	2,027	2,092	Series 2014-M13 Class AB2
4.500% due 2046	628	667	2.951% due 08/25/24 (~)(Ê)	376	370
3.000% due 2047	749	732	Series 2015-M11 Class A1
3.500% due 2047	688	690	2.097% due 04/25/25	223	221
4.000% due 2047	4,410	4,529	Series 2016-M2 Class ABV2
4.500% due 2047	2,762	2,895	2.131% due 01/25/23	584	566
4.000% due 2056	1,342	1,385	Series 2016-M3 Class ASQ2
4.500% due 2056	357	377	2.263% due 02/25/23	895	872
5.500% due 2056	345	380	Series 2016-M6 Class AB2
3.500% due 2057	1,030	1,030	2.395% due 05/25/26	1,015	960
			Series 2016-M7 Class A2
15 Year TBA(Ï)			2.499% due 09/25/26	210	200
3.000%	2,300	2,295
			Series 2016-M7 Class AV2
3.500%	900	917	2.157% due 10/25/23	2,035	1,957
30 Year TBA(Ï)			Series 2017-M15 Class ATS2
3.000%	8,265	8,043	3.136% due 11/25/27 (~)(Ê)	10	10
3.500%	7,790	7,788

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 45

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
FDIC Trust			Series 2006-R007 Class ZA
Series 2010-R1 Class A			6.000% due 05/15/36	298	328
2.184% due 05/25/50 (Å)	235	235	Series 2009-3569 Class NY
First Horizon Mortgage Pass-Through			5.000% due 08/15/39	1,400	1,467
Trust			Series 2010-3632 Class PK
Series 2005-AR4 Class 2A1			5.000% due 02/15/40	203	217
3.142% due 10/25/35 (~)(Ê)	351	334	Series 2010-3653 Class B
Flagstar Mortgage Trust			4.500% due 04/15/30	287	304
Series 2017-2 Class A5			Series 2011-3973 Class SA
3.500% due 10/25/47 (~)(Ê)(Þ)	1,095	1,093	Interest Only STRIP
Freddie Mac			5.331% due 12/15/41 (Ê)	434	80
4.500% due 2020	451	453	Series 2012-4010 Class KM
2.000% due 2028	1,486	1,436	3.000% due 01/15/42	145	144
3.500% due 2030	143	146	Series 2013-4233 Class MD
4.500% due 2034	190	200	1.750% due 03/15/25	78	78
5.500% due 2038	438	491	Freddie Mac Strips
6.000% due 2038	88	100	Series 2014-334 Class S7
5.000% due 2040	286	309	Interest Only STRIP
4.000% due 2041	1,493	1,550	5.592% due 08/15/44 (Ê)	206	37
4.500% due 2041	282	298	Series 2016-353 Class S1
5.500% due 2041	288	318	Interest Only STRIP
3.500% due 2043	1,152	1,163	4.773% due 12/15/46 (Ê)	90	17
4.000% due 2044	692	716	Freddie Mac Structured Agency Credit
			Risk Debt Notes
3.500% due 2045	1,976	1,987	Series 2015-DN1 Class M3
4.000% due 2045	1,665	1,717	4.331% due 01/25/25 (Ê)	999	1,079
3.500% due 2046	2,174	2,181	Series 2015-DNA2 Class M2
4.000% due 2046	2,234	2,304	3.838% due 12/25/27 (Ê)	461	471
4.500% due 2046	397	418	Series 2015-DNA3 Class M3F
3.000% due 2047	744	728	5.321% due 04/25/28 (Ê)	760	862
4.000% due 2047	4,446	4,569	Series 2015-HQA2 Class M2
30 Year TBA(Ï)			4.038% due 05/25/28 (Ê)	739	763
3.000%	900	877	Series 2017-DNA1 Class M2
3.500%	875	876	4.028% due 07/25/29 (Ê)	740	799
4.000%	4,200	4,308	Series 2017-DNA2 Class B1
Freddie Mac Multifamily Structured			6.144% due 10/25/29 (Ê)	510	575
Pass-Through Certificates			Series 2017-DNA2 Class M1
Series 2013-K024 Class A2			2.186% due 10/25/29 (Ê)	380	385
2.573% due 09/25/22	1,530	1,510	Freddie Mac Whole Loan Securities
Series 2013-K029 Class A2			Trust
3.320% due 02/25/23 (~)(Ê)	1,450	1,477	Series 2016-SC01 Class M1
Series 2015-K045 Class A2			3.883% due 07/25/46 (~)(Ê)	142	139
3.023% due 01/25/25	1,020	1,018	Ginnie Mae
Series 2015-K046 Class A2			30 Year TBA(Ï)
3.205% due 03/25/25	400	406	4.500%	3,660	3,803
Series 2015-K049 Class A2			Series 2012-135 Class IO
3.010% due 08/25/25	1,470	1,464	Interest Only STRIP
Series 2016-K052 Class A2			0.615% due 01/16/53 (~)(Ê)	1,980	67
3.151% due 11/25/25	1,110	1,113	Series 2016-21 Class ST
Series 2016-K053 Class A2			Interest Only STRIP
2.995% due 12/25/25	390	387	5.638% due 02/20/46 (Ê)	297	54
Series 2016-K058 Class X1			Series 2016-51 Class NS
Interest Only STRIP			Interest Only STRIP
0.930% due 08/25/26 (~)(Ê)	4,140	270	5.518% due 04/20/46 (Ê)	148	23
Series 2016-KF15 Class A			Ginnie Mae I
1.449% due 02/25/23 (Ê)	1,543	1,548	2.140% due 2023	445	428
Series 2016-KF17 Class A			Ginnie Mae II
1.321% due 03/25/23 (Ê)	943	947	3.000% due 2047	1,878	1,848
Freddie Mac Reference REMIC			3.500% due 2047	394	398
Series 2006-R006 Class ZA			30 Year TBA(Ï)
6.000% due 04/15/36	352	386	3.000%	4,100	4,030
Freddie Mac REMICS			3.500%	1,100	1,110
Series 2003-2624 Class QH			4.000%	900	925
5.000% due 06/15/33	96	105	Ginnie Mae REMICS

See accompanying notes which are an integral part of this quarterly report.

46 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-53 Class OI			3.500% due 08/25/47 (~)(Ê)(Þ)	1,011	1,011
Interest Only STRIP			Series 2017-4 Class A5
3.500% due 04/20/43	1,012	154	3.500% due 11/25/47 (~)(Ê)(Þ)	1,120	1,120
Grace Mortgage Trust			Series 2018-3 Class A1
Series 2014-GRCE Class A			3.500% due 04/25/48 (~)(Ê)(Š)(Þ)	750	742
3.369% due 06/10/28 (Þ)	393	397	LB-UBS Commercial Mortgage Trust
GS Mortgage Securities Corp. Trust			Series 2005-C7 Class F
Series 2018-CHLL Class D			5.350% due 11/15/40 (~)(Ê)	405	410
3.238% due 02/15/37 (Ê)(Þ)	332	332	Series 2007-C6 Class AM
GS Mortgage Securities Trust			6.114% due 07/15/40 (~)(Ê)	172	172
Series 2012-GCJ7 Class A4			ML-CFC Commercial Mortgage Trust
3.377% due 05/10/45	1,176	1,188	Series 2007-5 Class AJ
Series 2013-GC14 Class AAB			5.450% due 08/12/48 (~)(Ê)	265	199
3.817% due 08/10/46	470	482	Series 2007-5 Class AJFL
Series 2013-GC14 Class AS			5.450% due 08/12/48 (~)(Ê)(Þ)	264	199
4.507% due 08/10/46 (Þ)	235	245	Morgan Stanley Bank of America Merrill
Series 2015-GS1 Class C			Lynch Trust
4.570% due 11/10/48 (~)(Ê)	180	181	Series 2015-C24 Class A4
Series 2016-GS2 Class A4			3.732% due 05/15/48	835	848
3.050% due 05/10/49 (Æ)	1,342	1,302	Series 2015-C26 Class A3
Hilton USA Trust			3.211% due 10/15/48	875	864
Series 2016-HHV Class D			Series 2016-C31 Class A1
4.194% due 11/05/38 (~)(Ê)(Þ)	1,240	1,202	1.511% due 11/15/21	332	324
Series 2016-HHV Class E			Morgan Stanley Capital I Trust
4.194% due 11/05/38 (~)(Å)(Ê)	600	548	Series 2011-C1 Class A3
Series 2016-SFP Class A			4.700% due 09/15/47 (Þ)	4	4
2.828% due 11/05/35 (Þ)	226	220	Series 2011-C3 Class A4
HMH Trust			4.118% due 07/15/49	115	119
Series 2017-NSS Class E			Series 2015-MS1 Class A4
6.292% due 07/05/31 (Å)	1,170	1,135	3.779% due 05/15/48 (~)(Ê)	200	204
Hyatt Hotel Portfolio Trust			Series 2016-UBS9 Class A4
Series 2017-HYT2 Class C			3.594% due 03/15/49	205	206
2.289% due 08/09/20 (Ê)(Þ)	789	789	Morgan Stanley Mortgage Capital
IndyMac Mortgage Loan Trust			Holdings LLC Trust
Series 2007-FLX3 Class A1			Series 2017-237P Class D
1.474% due 06/25/37 (Ê)	278	272	3.865% due 09/13/39 (Þ)	793	755
JPMBB Commercial Mortgage Securities			Series 2017-237P Class XA
Trust			Interest Only STRIP
Series 2013-C14 Class D			0.467% due 09/13/39 (~)(Å)(Ê)	8,761	262
4.563% due 08/15/46 (~)(Ê)(Þ)	560	503	Series 2017-237P Class XB
JPMDB Commercial Mortgage Securities			Interest Only STRIP
Trust			0.051% due 09/13/39 (~)(Å)(Ê)	5,418	43
Series 2017-C5 Class B			MSCG Trust
4.009% due 03/15/50 (~)(Ê)	150	151	Series 2015-ALDR Class A2
Series 2017-C5 Class C			3.577% due 06/07/35 (~)(Ê)(Þ)	255	246
4.512% due 03/15/50 (~)(Ê)	120	122	Nomura Resecuritization Trust
JPMorgan Chase Commercial Mortgage			Series 2015-4R Class 1A14
Securities Trust			0.590% due 03/26/47 (Ê)(Þ)	1,290	866
Series 2004-LN2 Class B			One Market Plaza Trust
5.462% due 07/15/41 (~)(Ê)	150	133	Series 2017-1MKT Class A
Series 2015-MAR7 Class E			3.614% due 02/10/32 (Þ)	370	373
5.962% due 06/05/32 (Þ)	500	495	Series 2017-1MKT Class C
Series 2016-NINE Class A			4.016% due 02/10/32 (Þ)	217	218
2.854% due 10/06/38 (~)(Ê)(Þ)	394	375	Series 2017-1MKT Class D
JPMorgan Mortgage Trust			4.146% due 02/10/32 (Þ)	400	396
Series 2015-3 Class A5			Series 2017-1MKT Class E
3.500% due 05/25/45 (~)(Ê)(Þ)	409	411	4.142% due 02/10/32 (Å)	595	571
Series 2016-4 Class A5			RBS Commercial Funding, Inc. Trust
3.500% due 10/25/46 (~)(Ê)(Þ)	466	467	Series 2013-GSP Class A
Series 2017-1 Class A4			3.961% due 01/13/32 (~)(Ê)(Þ)	200	203
3.500% due 01/25/47 (~)(Ê)(Þ)	1,230	1,235	Residential Accredit Loans, Inc.
Series 2017-2 Class A5			Series 2006-QO7 Class 2A1
3.500% due 05/25/47 (~)(Ê)(Þ)	537	537	1.464% due 09/25/46 (Ê)	1,217	1,057
Series 2017-3 Class 1A5			Residential Asset Securitization Trust

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 47

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
Series 2003-A15 Class 1A2			6.637% due 04/01/57		750	931
1.684% due 02/25/34 (Ê)	24	22	7.055% due 04/01/57		325	390
Sequoia Mortgage Trust			Tender Option Bond Trust Receipts
Series 2015-1 Class A1			/ Certificates General Obligation
3.500% due 01/25/45 (~)(Ê)(Þ)	689	684	Unlimited
SG Commercial Mortgage Securities			2.080% due 08/01/49 (~)(Ê)(Þ)		500	500
Trust			Tender Option Bond Trust Receipts /
Series 2016-C5 Class A4			Certificates Revenue Bonds
3.055% due 10/10/48	475	455	2.390% due 10/29/27 (~)(Ê)(Þ)		1,400	1,400
Structured Adjustable Rate Mortgage						3,221
Loan Trust			Non-US Bonds - 3.7%
Series 2006-5 Class 3A			Australia Government International
3.101% due 06/25/36 (~)(Ê)	1,433	1,273	Bond
Tharaldson Hotel Portfolio Trust			Series 126
Series 2018-THL Class A			4.500% due 04/15/20	AUD	2,330	1,877
2.300% due 11/11/34 (Ê)(Þ)	500	501	Series 133
Triton Container Finance LLC			5.500% due 04/21/23	AUD	990	874
Series 2018-1A Class A			Series 140
3.950% due 03/20/43 (Þ)	248	248	4.500% due 04/21/33	AUD	1,040	964
Washington Mutual Mortgage Pass-			Brazil Notas do Tesouro Nacional
Through Certificates Trust			Series NTNB
Series 2003-AR7 Class A7			6.000% due 05/15/45	BRL	334	353
3.130% due 08/25/33 (~)(Ê)	88	89
			Series NTNF
Series 2005-10 Class 3CB1			10.000% due 01/01/21	BRL	3,205	1,043
6.000% due 11/25/35	1,127	1,067	10.000% due 01/01/23	BRL	3,513	1,137
Series 2005-AR9 Class A1A
2.261% due 07/25/45 (Ê)	415	413	10.000% due 01/01/25	BRL	3,370	1,084
Series 2005-AR11 Class A1A			10.000% due 01/01/27	BRL	165	53
0.844% due 08/25/45 (Ê)	307	307	Colombian TES
Series 2006-AR1 Class 2A1A			Series B
1.594% due 01/25/46 (Ê)	501	502	10.000% due 07/24/24	COP	6,809,400	2,926
Wells Fargo Commercial Mortgage Trust			6.000% due 04/28/28	COP	703,400	243
Series 2016-BNK1 Class A3			Ireland Government International Bond
2.652% due 08/15/49	460	432	5.400% due 03/13/25	EUR	1,220	2,009
			Japan Government 10 Year International
Series 2016-C37 Class C			Bond
4.495% due 12/15/49 (~)(Ê)	150	151	Series 348
Series 2017-RB1 Class XA			10.000% due 09/20/27	JPY	73,350	695
Interest Only STRIP
1.288% due 03/15/50 (~)(Ê)	1,973	176	Malaysia Government International Bond
Wells Fargo Mortgage Backed Securities			Series 0111
Trust			4.160% due 07/15/21	MYR	150	40
Series 2004-P Class 2A1			Series 0114
3.538% due 09/25/34 (~)(Ê)	147	151	4.181% due 07/15/24	MYR	540	142
Series 2006-AR2 Class 2A1			Series 0116
3.257% due 03/25/36 (~)(Ê)	65	66	3.800% due 08/17/23	MYR	3,100	801
Wells Fargo Mortgage-Backed Securities			Series 0117
Trust			3.882% due 03/10/22	MYR	428	112
Series 2006-AR5 Class 1A1			Series 0215
3.337% due 04/25/36 (~)(Ê)	1,983	1,998	3.795% due 09/30/22	MYR	1,220	316
WFRBS Commercial Mortgage Trust			Series 0314
Series 2014-C19 Class A3			4.048% due 09/30/21	MYR	610	160
3.660% due 03/15/47	500	506	Series 0315
Series 2014-C24 Class D			3.659% due 10/15/20	MYR	1,274	331
3.692% due 11/15/47 (Þ)	280	195	Series 0414
WinWater Mortgage Loan Trust			3.654% due 10/31/19	MYR	1,060	276
Series 2014-1 Class A1			Series 0517
3.926% due 06/20/44 (~)(Ê)(Þ)	740	743	3.441% due 02/15/21	MYR	432	112
Worldwide Plaza Trust			Series 0613
Series 2017-WWP Class A			3.889% due 07/31/20	MYR	230	60
3.526% due 11/10/36 (Þ)	452	452	Series 0902
		183,182	4.378% due 11/29/19	MYR	220	58
Municipal Bonds - 0.4%			Mexican Bonos
Municipal Electric Authority of Georgia			Series M 20
Revenue Bonds			10.000% due 12/05/24	MXN	630	40

See accompanying notes which are an integral part of this quarterly report.

48 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
7.500% due 06/03/27	MXN	6,762	377	United States Government Treasuries – 30.0%
Series M 30				United States Treasury Inflation Indexed
10.000% due 11/20/36	MXN	19,569	1,336	Bonds
8.500% due 11/18/38	MXN	9,100	547	0.125% due 04/15/19	6,008	6,003
Series M				0.125% due 04/15/22	10,328	10,178
6.500% due 06/10/21	MXN	740	40	0.375% due 07/15/23	6,961	6,935
7.750% due 05/29/31	MXN	2,940	165	0.375% due 07/15/25	5,025	4,957
7.750% due 11/13/42	MXN	38,400	2,144	3.875% due 04/15/29	4,526	6,017
New Zealand Government International				2.125% due 02/15/40	3,448	4,343
Bond				1.000% due 02/15/46	2,699	2,757
Series 0423				Series 1-11
5.500% due 04/15/23	NZD	1,710	1,423	0.375% due 07/15/27	51	49
Series 0427				United States Treasury Notes
4.500% due 04/15/27	NZD	670	552	1.625% due 06/30/19	8,803	8,743
Series 0521				2.000% due 01/31/20	1,175	1,169
6.000% due 05/15/21	NZD	3,120	2,523	1.250% due 02/29/20	10,156	9,959
Series 0925				3.500% due 05/15/20	1,325	1,357
2.000% due 09/20/25	NZD	410	327	8.750% due 05/15/20	744	845
Peru Government International Bond				2.625% due 08/15/20	1,282	1,290
5.700% due 08/12/24	PEN	3,740	1,261	2.125% due 08/31/20	471	468
6.900% due 08/12/37	PEN	2,670	953	1.375% due 09/30/20	16,215	15,825
Republic of Argentina Government				2.625% due 11/15/20	2,099	2,112
International Bond
18.200% due 10/03/21	ARS	5,600	279	2.000% due 11/30/20	603	597
Series POM				2.375% due 12/31/20	1,422	1,422
27.250% due 06/21/20 (Ê)	ARS	450	24	2.125% due 01/31/21	1,364	1,354
Republic of Poland Government				3.625% due 02/15/21	2,490	2,575
International Bond				2.000% due 02/28/21	1,611	1,593
Series 0421				2.250% due 03/31/21	1,680	1,672
2.000% due 04/25/21	PLN	1,070	315	3.125% due 05/15/21	2,266	2,313
Series 1020				1.125% due 07/31/21	7,496	7,179
5.250% due 10/25/20	PLN	920	293	1.250% due 10/31/21	26,640	25,525
Series 1021				1.750% due 11/30/21	9,032	8,800
5.750% due 10/25/21	PLN	1,050	347	1.750% due 02/28/22	810	787
Series 1023				2.000% due 07/31/22	1,338	1,309
4.000% due 10/25/23	PLN	840	264	7.625% due 11/15/22	367	449
Russian Federal Bond - OFZ				2.625% due 02/28/23	1,570	1,574
Series 6207				1.250% due 07/31/23	1,018	950
8.150% due 02/03/27	RUB	48,740	923	2.500% due 08/15/23	816	812
Series 6212
7.050% due 01/19/28	RUB	2,430	43	1.375% due 08/31/23	7,391	6,933
Series 6219				1.375% due 09/30/23	1,680	1,574
7.750% due 09/16/26	RUB	31,660	584	1.625% due 10/31/23	15,830	15,018
Singapore Government International				2.750% due 11/15/23	1,310	1,319
Bond				2.750% due 02/15/24	931	937
1.625% due 10/01/19	SGD	90	68	2.125% due 02/29/24	11,452	11,126
2.000% due 07/01/20	SGD	350	268	2.500% due 05/15/24	1,079	1,069
2.250% due 06/01/21	SGD	540	415	2.250% due 10/31/24	1,175	1,144
1.250% due 10/01/21	SGD	250	186	2.500% due 01/31/25	9,490	9,378
3.125% due 09/01/22	SGD	290	231	2.000% due 08/15/25	4,453	4,241
2.750% due 07/01/23	SGD	470	370	1.625% due 02/15/26	1,728	1,593
3.000% due 09/01/24	SGD	380	304	1.625% due 05/15/26	2,810	2,583
2.375% due 06/01/25	SGD	400	308	2.250% due 02/15/27	2,737	2,629
2.125% due 06/01/26	SGD	120	91	2.250% due 08/15/27	2,326	2,229
3.500% due 03/01/27	SGD	340	284	2.250% due 11/15/27	19,200	18,377
			32,951	2.750% due 02/15/28	1,945	1,945
United States Government Agencies - 0.1%				5.250% due 02/15/29	1,176	1,449
Federal Home Loan Bank				6.250% due 05/15/30	558	757
2.125% due 02/11/20		70	70	4.625% due 02/15/40	1,106	1,413
United States Treasury Notes - When				2.750% due 08/15/42	2,043	1,970
Issued				2.750% due 11/15/42	2,059	1,983
2.625% due 03/31/25		860	856	3.750% due 11/15/43	60	68
			926	2.500% due 02/15/45	4,969	4,527

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 49

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair		Principal	Fair
	Amount ($)			Value		Amount ($)	Value
		or Shares		$		or Shares	$
3.000% due 05/15/45		756		759	2.425% due 06/25/18 (~)	980	974
3.000% due 11/15/45		2,557		2,566	Barclays Bank PLC
2.500% due 05/15/46		1,088		987	1.472% due 05/18/18 (ç)(Þ)(~)	1,000	997
2.250% due 08/15/46		1,741		1,496	BB&T Corp.
2.875% due 11/15/46		628		615	2.050% due 06/19/18	345	345
3.000% due 02/15/47		5,000		5,016	Canadian Imperial Bank of Commerce
3.000% due 05/15/47		1,900		1,905	Series YCD
2.750% due 08/15/47		14,800		14,114	2.017% due 02/04/19 (Ê)(~)	500	500
2.750% due 11/15/47		4,855		4,632	Cancara Asset Securitisation LLC
3.000% due 02/15/48		1,600		1,606
					1.487% due 05/15/18 (ç)(~)	800	798
				269,876	Capital One Bank USA NA
Total Long-Term Investments					Series BKNT
(cost $811,736)				805,698	2.250% due 02/13/19	510	507
					Capital One NA
					2.350% due 08/17/18	610	609
Options Purchased - 0.0%					Chevron Corp.
(Number of Contracts)
Cross Currency Options					2.350% due 05/16/18 (Ê)	155	155
(USD/JPY)					1.790% due 11/16/18	100	100
HSBC Apr 2018 107.25 Call					Citigroup, Inc.
(1,100,000)	USD	1,100	(ÿ)	1	1.700% due 04/27/18 (ç)(~)	1,000	1,000
Citigroup Apr 2018 103.00 Put					2.150% due 07/30/18	1,300	1,298
(1,100,000)	USD	1,100	(ÿ)	—	Collateralized Commercial Paper Co.
Citigroup Apr 2018 103.50 Put					LLC
(1,100,000)	USD	1,100	(ÿ)	—	1.939% due 08/08/18 (~)	300	297
Citigroup Apr 2018 105.00 Put					Commercial Mortgage Trust
(1,100,000)	USD	1,100	(ÿ)	1	Series 2013-CR13 Class A1
Total Options Purchased					1.259% due 11/10/18	139	138
(cost $15)				2	Commonwealth Bank of Australia
					1.374% due 07/09/18 (Ê)(Þ)(~)	350	350
Short-Term Investments - 13.3%					Continental Airlines Pass-Through Trust
Ally Financial, Inc.					Series 991A Class A
3.250% due 11/05/18		475		476	6.545% due 02/02/19	44	45
Alpine Securitization, Ltd.					Daimler Finance NA LLC
1.888% due 06/01/18 (Þ)(~)		1,000		996	2.000% due 08/03/18 (Þ)	980	978
American Express Co.					DZ Bank AG
Series FRN					Series YCD
2.494% due 05/22/18 (Ê)		500		500	2.262% due 08/16/18 (Ê)(~)	765	765
Apache Corp.					Eni Finance USA, Inc.
6.900% due 09/15/18		200		204	1.178% due 04/02/18 (ç)(Þ)(~)	1,000	1,000
Apple, Inc.					Exxon Mobil Corp.
2.740% due 02/22/19 (Ê)		591		595	2.275% due 03/15/19 (Ê)	800	801
AT&T, Inc.					Fannie Mae
2.866% due 11/27/18 (Ê)		300		301	3.170% due 08/01/18	1,123	1,121
					Federal Home Loan Bank Discount
2.741% due 03/11/19 (Ê)		900		904	Notes
Atlantic Asset Securitization LLC					1.159% due 04/05/18 (ç)(~)	460	460
2.386% due 06/19/18 (Þ)(~)		750		746
Bank of America Corp.					1.318% due 04/11/18 (ç)(~)	1,030	1,030
Series L					1.397% due 04/25/18 (ç)(~)	1,690	1,688
2.600% due 01/15/19		8		8	1.585% due 04/26/18 (ç)(~)	1,430	1,428
Bank of America NA					1.398% due 04/27/18 (ç)(~)	1,250	1,249
Series BKNT					1.412% due 04/30/18 (ç)(~)	1,040	1,039
1.750% due 06/05/18		915		914	1.587% due 05/03/18 (ç)(~)	440	439
2.050% due 12/07/18		315		314	1.640% due 05/14/18 (ç)(~)	650	649
Bank of Montreal
Series YCD					1.490% due 05/15/18 (ç)(~)	590	589
2.180% due 08/16/18 (Ê)(~)		1,150		1,151	1.470% due 05/16/18 (ç)(~)	560	559
Bank of Tokyo-Mitsubishi UFJ, Ltd.					1.642% due 05/17/18 (ç)(~)	540	539
(The)

See accompanying notes which are an integral part of this quarterly report

50 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal		Fair
	Amount ($)		Value			Amount ($)		Value
		or Shares	$			or Shares		$
1.492% due 05/25/18 (ç)(~)		530	529	Reckitt Benckiser Treasury Services PLC
1.715% due 06/14/18 (~)		380	379	1.920% due 04/06/18 (ç)(Þ)(~)		500		500
Ford Motor Credit Co. LLC				Republic of Argentina Government
				International Bond
2.551% due 10/05/18		860	860	21.200% due 09/19/18	ARS	90		4
Freddie Mac				Rockies Express Pipeline LLC
4.500% due 08/01/18		111	111	6.850% due 07/15/18 (Þ)		260		262
GE Capital Treasury Services LLC
Series IMTN				Royal Bank of Canada
1.756% due 04/04/18 (ç)(Ê)(~)		1,100	1,100	2.326% due 06/22/18 (~)		690		686
General Motors Co.				Shell International Finance BV
3.500% due 10/02/18		425	426	2.391% due 11/10/18 (Ê)		1,000		1,003
Goldman Sachs Group, Inc. (The)				Sprint Communications, Inc.
Series GMTN				9.000% due 11/15/18 (Þ)		19		20
7.500% due 02/15/19		300	312	Standard Chartered Bank
Harris Corp.				Series YCD
1.999% due 04/27/18		235	235	1.938% due 07/09/18 (Ê)(~)		1,100		1,100
HBOS PLC				Sumitomo Mitsui Banking Corp.
Series GMTN				Series GMTN
6.750% due 05/21/18 (Þ)		300	302	1.950% due 07/23/18		400		399
Hewlett Packard Enterprise Co.				Toronto-Dominion Bank (The)
Series WI				Series MTN
2.850% due 10/05/18		355	355	2.585% due 01/22/19 (Ê)		250		251
Honda Auto Receivables Owner Trust				Series YCD
Series 2015-2 Class A3				2.002% due 06/20/18 (Ê)(~)		800		800
1.040% due 02/21/19		52	52	Toyota Auto Receivables Owner Trust
Huntington National Bank (The)				Series 2015-A Class A3
Series BKNT				1.120% due 02/15/19		14		14
2.200% due 11/06/18		465	464	Toyota Motor Credit Corp.
International Business Machines Corp.				2.436% due 12/24/18 (Ê)		2,095		2,095
2.181% due 02/12/19 (Ê)		220	221	Series MTN
Malaysia Government International Bond				1.964% due 01/09/19 (Ê)		1,200		1,201
Series 0515				U. S. Cash Management Fund (@)		44,901,770	(8)	44,898
3.759% due 03/15/19	MYR	110	29	United States Treasury Bills
McDonald's Corp.				1.392% due 04/12/18		3,845		3,843
2.100% due 12/07/18		470	469	1.627% due 05/24/18		2,210		2,205
Merck & Co. , Inc.				1.690% due 06/21/18		2,170		2,162
2.233% due 05/18/18 (Ê)		1,665	1,665	1.866% due 08/16/18 (~)		2,245		2,229
Metropolitan Life Global Funding I				United States Treasury Notes
1.875% due 06/22/18 (Þ)		300	300	3.750% due 11/15/18 (~)		2,024		2,045
1.350% due 09/14/18 (Þ)		1,475	1,467	1.250% due 12/15/18		857		852
Natixis				1.000% due 03/15/19		6,000		5,936
2.348% due 06/25/18 (~)		990	985
Nordea Bank AB				1.500% due 03/31/19		1,044		1,038
Series YCD				UnitedHealth Group, Inc.
2.272% due 02/21/19 (Ê)(~)		800	801	1.900% due 07/16/18		560		559
Novartis Securities Investment, Ltd.				Vodafone Group PLC
5.125% due 02/10/19		510	520	2.126% due 09/04/18 (Æ)(Þ)(~)		610		603
PACCAR Financial Corp.				2.165% due 10/04/18 (Þ)(~)		640		631
1.650% due 02/25/19		245	243	Westpac Banking Corp.
Pfizer, Inc.				1.769% due 11/29/18 (Ê)(Þ)(~)		1,100		1,099
2.425% due 06/15/18 (Ê)		1,323	1,323	Total Short-Term Investments
Pharmacia LLC				(cost $120,241)				120,121
6.500% due 12/01/18		240	247
Province of Quebec Canada				Total Investments 102.9%
Series MTN				(identified cost $931,992)				925,821
2.255% due 09/04/18 (Ê)		335	335
PSP Capital, Inc
1.462% due 11/07/18 (Ê)(Þ)(~)		400	400

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 51

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Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($)	Value
or Shares	$
Other Assets and Liabilities,
Net - (2.9%)	(26,482)

Net Assets - 100.0%	899,339

See accompanying notes which are an integral part of this quarterly report.

52 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.9%
A10 Securitization LLC	06/23/17	961,000	100.00	961	939
Barclays Commercial Mortgage Securities LLC	11/17/17	1,372,000	100.00	1,372	1,371
Bayview Commercial Asset Trust	10/26/17	1,272,586	95.65	1,217	1,216
BCAP LLC Trust	11/23/13	131,647	103.84	137	133
Blackstone Commercial Mortgage Trust	03/02/18	1,575,000	99.41	1,566	1,564
Citigroup Mortgage Loan Trust, Inc.	02/01/17	339,876	97.65	332	333
CSMC Mortgage-Backed Trust	07/26/13	63,093	97.60	62	64
FDIC Trust	06/08/12	235,028	103.80	244	235
Hilton USA Trust	11/22/16	600,000	81.59	490	548
HMH Trust	06/09/17	1,170,000	100.00	1,170	1,135
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17	5,418,000	0.79	43	43
Morgan Stanley Mortgage Capital Holdings LLC Trust	08/11/17	8,761,000	2.99	262	262
One Market Plaza Trust	02/15/17	595,000	97.65	581	571
					8,414
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Variable Rate Securities

Securities		Referenced Rate			Spread %
1011778 B. C. Unlimited Liability Co. 1st Lien Term Loan B4		USD 3 Month LIBOR			2.250
Aames Mortgage Investment Trust		USD 1 Month LIBOR			1.305
Access Group, Inc.		USD 3 Month LIBOR			0.060
ACE Securities Corp. Home Equity Loan Trust		USD 1 Month LIBOR			0.675
Air Medical Group Holdings, Inc. 1st Lien Term Loan B		USD 1 Month LIBOR			3.250
Albertson's LLC Term Loan B4		USD 1 Month LIBOR			2.750
Albertson's LLC Term Loan B6		USD 3 Month LIBOR			3.000
Ambac LSNI LLC		USD 3 Month LIBOR			10.000
American Airlines, Inc. 1st Lien Term Loan B		USD 1 Month LIBOR			2.000
American Airlines, Inc. Term Loan B		USD 1 Month LIBOR			2.000
American Axle & Manufacturing, Inc. 1st Lien Term Loan B		USD 1 Month LIBOR			2.250
American Builders & Contractors Supply Co. , Inc. Term Loan B		USD 1 Month LIBOR			2.500
American Express Co.		USD 3 Month LIBOR			0.590
American Home Mortgage Investment Trust		USD 6 Month LIBOR			2.000
American Honda Finance Corp.		USD 3 Month LIBOR			0.340
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates		USD 1 Month LIBOR			1.110
Apple, Inc.		USD 3 Month LIBOR			0.820
Apple, Inc.		USD 3 Month LIBOR			0.300
Aramark Services, Inc. 1st Lien Term Loan B1		USD 1 Month LIBOR			2.000
Aristocrat International Pty, Ltd. 1st Lien Term Loan B		USD 3 Month LIBOR			2.000
Aristocrat International Pty, Ltd. Term Loan B2		USD 3 Month LIBOR			2.000
AT&T, Inc.		USD 3 Month LIBOR			0.670
AT&T, Inc.		USD 3 Month LIBOR			0.910
Australia & New Zealand Banking Group, Ltd.		USD 3 Month LIBOR			0.500
Avolon LLC Term Loan B		USD 1 Month LIBOR			2.250
BAC Capital Trust XIV		USD 3 Month LIBOR			0.400
Bank of America Corp.		USD 3 Month LIBOR			0.810
Bank of America Corp.		USD 3 Month LIBOR			0.630
Bank of America Corp.		USD 3 Month LIBOR			2.931
Bank of America Corp.		USD 3 Month LIBOR			1.070
Bank of America Corp.		USD 3 Month LIBOR			1.040
Bank of America Corp.		USD 3 Month LIBOR			3.898
Bank of America Corp.		USD 3 Month LIBOR			0.780

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 53

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Bank of America Corp.	USD 3 Month LIBOR	1.370
Bank of America Corp.	USD 3 Month LIBOR	0.790
Bank of Montreal	USD 3 Month LIBOR	0.330
Bank of Nova Scotia (The)	USD 3 Month LIBOR	0.660
BankAmerica Capital III	USD 3 Month LIBOR	0.570
BankBoston Capital Trust IV	USD 3 Month LIBOR	0.600
Barclays Commercial Mortgage Securities LLC	USD 1 Month LIBOR	2.850
Bayview Commercial Asset Trust	USD 1 Month LIBOR	0.270
Beacon Roofing Supply, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Bear Stearns Alternative-A Trust	USD 1 Month LIBOR	0.750
Berry Plastics Group, Inc. 1st Lien Term Loan Q	USD 1 Month LIBOR	2.000
Berry Plastics Group, Inc. 1st Lien Term Loan R	USD 1 Month LIBOR	2.000
Blackstone Commercial Mortgage Trust	USD 1 Month LIBOR	1.951
BMW US Capital LLC	USD 3 Month LIBOR	0.380
Boyd Gaming Corp. Term Loan B	USD 1 Week LIBOR	2.500
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Campbell Soup Co.	USD 3 Month LIBOR	0.630
Canadian Imperial Bank of Commerce	USD 3 Month LIBOR	0.330
Canadian Imperial Bank of Commerce	USD 3 Month LIBOR	0.230
Capital One Multi-Asset Execution Trust	USD 1 Month LIBOR	0.380
Carlyle Global Market Strategies CLO, Ltd.	USD 3 Month LIBOR	1.470
Catalent Pharma Solutions, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Caterpillar Financial Services Corp.	USD 3 Month LIBOR	0.230
CenturyLink, Inc. Term Loan B	USD 1 Month LIBOR	2.750
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Charter Communications Operating LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Chevron Corp.	USD 3 Month LIBOR	0.500
Chevron Corp.	USD 3 Month LIBOR	0.480
CHL Mortgage Pass-Through Trust	USD 1 Month LIBOR	0.580
CIT Mortgage Loan Trust	USD 1 Month LIBOR	1.500
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.340
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.450
	U. S. Treasury Yield Curve Rate T Note Constant
Citigroup Mortgage Loan Trust, Inc.	Maturity 1 Year	2.400
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.250
Citigroup, Inc.	USD 3 Month LIBOR	3.905
CityCenter Holdings, LLC Term Loan B	USD 1 Month LIBOR	2.500
Cold Storage Trust	USD 1 Month LIBOR	2.100
Commonwealth Bank of Australia	USD 1 Month LIBOR	0.150
Countrywide Alternative Loan Trust	USD 1 Month LIBOR	0.400
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	0.520
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	0.800
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Agricole SA	LIBOR) 5 Year Rate	1.644
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Suisse Group AG	LIBOR) 5 Year Rate	3.455
Credit Suisse Group AG	USD 3 Month LIBOR	1.410
Credit Suisse Mortgage Capital Certificates	USD 1 Month LIBOR	5.620
CSC Holdings, LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
CWGS Group LLC Term Loan	USD 1 Month LIBOR	3.000
Dell International LLC 1st Lien Term Loan A2	USD 1 Month LIBOR	0.820
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000

See accompanying notes which are an integral part of this quarterly report.

54 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Dryden 34 Senior Loan Fund	USD 3 Month LIBOR	1.160
Dryden 37 Senior Loan Fund	USD 3 Month LIBOR	1.100
Dryden 50 Senior Loan Fund	USD 3 Month LIBOR	1.220
DZ Bank AG	USD 3 Month LIBOR	0.370
EnLink Midstream Partners, LP	USD 3 Month LIBOR	4.110
Enterprise Products Operating LLC	USD 3 Month LIBOR	3.708
Exxon Mobil Corp.	USD 3 Month LIBOR	0.150
Fannie Mae	USD 1 Month LIBOR	4.250
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	4.900
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	1.300
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	5.950
Fannie Mae REMICS	USD 1 Month LIBOR	6.000
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Farmers Exchange Capital III	USD 3 Month LIBOR	3.454
FFMLT Trust	USD 1 Month LIBOR	0.780
Fieldstone Mortgage Investment Trust	USD 1 Month LIBOR	1.950
First Data Corp. 1st Lien Term Loan	USD 1 Month LIBOR	2.250
Ford Credit Auto Owner Trust	USD 1 Month LIBOR	0.070
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.670
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.490
Freddie Mac Strips	USD 1 Month LIBOR	6.100
Freddie Mac Strips	USD 1 Month LIBOR	6.000
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.600
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.700
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	1.200
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.150
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.250
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.800
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.150
GE Capital Treasury Services LLC	USD 1 Month LIBOR	0.000
General Electric Co.	USD 3 Month LIBOR	0.800
Ginnie Mae	USD 1 Month LIBOR	6.050
Ginnie Mae	USD 1 Month LIBOR	6.150
Golden Nugget, Inc. 1st Lien Term Loan	USD 2 Month LIBOR	3.250
Goldman Sachs Capital II	USD 3 Month LIBOR	0.768
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.510
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.750
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.201
Greenpoint Manufactured Housing Contract Trust	USD 1 Month LIBOR	2.000
GS Mortgage Securities Corp. Trust	USD 1 Month LIBOR	1.650
HCA, Inc. Term Loan B10	USD 1 Month LIBOR	2.000
Hilton Worldwide Finance LLC Term Loan B2	USD 1 Month LIBOR	2.000
Home Equity Asset Trust	USD 1 Month LIBOR	0.280
Home Equity Asset Trust	USD 1 Month LIBOR	0.410
Home Equity Asset Trust	USD 1 Month LIBOR	0.150

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 55

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Honda Auto Receivables Owner Trust	USD 1 Month LIBOR	0.090
HSBC Bank PLC	USD 6 Month LIBOR	0.250
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	3.606
HSBC Holdings PLC	USD 3 Month LIBOR	1.546
HSBC Holdings PLC	USD ICE Swap Rate NY 5 Year Rate	3.453
HSI Asset Securitization Corp. Trust	USD 1 Month LIBOR	0.190
HSI Asset Securitization Corp. Trust	USD 1 Month LIBOR	0.140
Hyatt Hotel Portfolio Trust	USD 1 Month LIBOR	1.056
IBM Credit LLC	USD 3 Month LIBOR	0.260
IndyMac Mortgage Loan Trust	USD 1 Month LIBOR	0.240
International Business Machines Corp.	USD 3 Month LIBOR	0.370
Jaguar Holding Co. II Term Loan	USD 3 Month LIBOR	2.500
John Deere Capital Corp.	USD 3 Month LIBOR	0.480
JPMorgan Chase & Co.	USD 3 Month LIBOR	0.550
JPMorgan Chase Bank NA	USD 3 Month LIBOR	0.290
LCM XXII, Ltd.	USD 3 Month LIBOR	1.480
LCM XXV, Ltd.	USD 3 Month LIBOR	1.210
Level 3 Financing, Inc. Term Loan B	USD 1 Month LIBOR	2.250
Lloyds Banking Group PLC	USD 3 Month LIBOR	0.810
Long Beach Mortgage Loan Trust	USD 1 Month LIBOR	0.750
Long Beach Mortgage Loan Trust	USD 1 Month LIBOR	0.820
M A Finance Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
MacDermid, Inc. Term Loan B6	USD 1 Month LIBOR	3.000
Madison Park Funding XVIII, Ltd.	USD 3 Month LIBOR	1.190
Madison Park Funding XXVI, Ltd.	USD 3 Month LIBOR	1.200
Magnetite XVIII, Ltd.	USD 3 Month LIBOR	1.400
Master Asset-Backed Securities Trust	USD 1 Month LIBOR	0.945
Merck & Co. , Inc.	USD 3 Month LIBOR	0.360
Merrill Lynch Mortgage Investors Trust	USD 1 Month LIBOR	0.370
MGM Growth Properties Operating Partnership, LP Term Loan B	USD 1 Month LIBOR	2.000
Michaels Stores, Inc. Term Loan B1	USD 1 Month LIBOR	2.750
Mizuho Bank, Ltd.	USD 3 Month LIBOR	0.400
Morgan Stanley	USD 3 Month LIBOR	1.400
Morgan Stanley	USD 3 Month LIBOR	1.140
MultiPlan, Inc. Term Loan B	USD 3 Month LIBOR	2.750
Mutual of Omaha Insurance Co.	USD 3 Month LIBOR	2.640
National Australia Bank, Ltd.	USD 3 Month LIBOR	0.510
National Australia Bank, Ltd.	USD 3 Month LIBOR	0.280
National Bank of Canada	USD 3 Month LIBOR	0.200
Nelnet Student Loan Trust	USD 3 Month LIBOR	1.650
New Century Home Equity Loan Trust	USD 1 Month LIBOR	0.480
New York Life Global Funding	USD 3 Month LIBOR	0.120
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.190
Nordea Bank AB	USD 3 Month LIBOR	0.470
Nordea Bank AB	USD 3 Month LIBOR	0.380
Numericable Group SA Term Loan B12	USD 3 Month LIBOR	3.000
ON Semiconductor Corp 1st Lien Term Loan B2	USD 1 Month LIBOR	2.000
Option One Mortgage Loan Trust	USD 1 Month LIBOR	0.780
Pacific Life Insurance Co.	USD 3 Month LIBOR	2.796
PAREXEL International Corp. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750

See accompanying notes which are an integral part of this quarterly report.

56 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Variable Rate Securities

Securities	Referenced Rate	Spread %
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates	USD 1 Month LIBOR	1.125
Party City Holdings, Inc. Term Loan B	USD 3 Month LIBOR	2.750
Petco Animal Supplies, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	3.000
PetSmart, Inc. Term Loan B2	USD 1 Month LIBOR	3.000
Pfizer, Inc.	USD 3 Month LIBOR	0.300
Popular ABS Mortgage Pass-Through Trust	USD 1 Month LIBOR	0.250
Popular ABS Mortgage Pass-Through Trust	USD 1 Month LIBOR	0.260
Post Holdings, Inc. Incremental Term Loan	USD 1 Month LIBOR	2.000
Prime Security Services Borrower LLC Term Loan B1	USD 1 Month LIBOR	2.750
Procter & Gamble Co. (The)	USD 3 Month LIBOR	0.270
Province of Quebec Canada	USD 3 Month LIBOR	0.280
Province of Quebec Canada	USD 3 Month LIBOR	0.230
PSP Capital, Inc	USD 3 Month LIBOR	0.070
Quikrete Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RAMP Trust	USD 1 Month LIBOR	0.570
Reckitt Benckiser Treasury Services PLC	USD 3 Month LIBOR	0.560
Republic of Argentina Government International Bond	Argentina Central Bank 7-Day Repo Reference Rate	0.000
	Federal Reserve U. S. 12 Month Cumulative Avg 1
Residential Accredit Loans, Inc.	Year CMT	0.820
Residential Asset Mortgage Products, Inc. Trust	USD 1 Month LIBOR	0.480
Residential Asset Securitization Trust	USD 1 Month LIBOR	0.450
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RPI Finance Trust Term Loan B	USD 3 Month LIBOR	2.000
Scientific Games International, Inc. Term Loan B5	USD 2 Month LIBOR	2.750
Seattle SpinCo, Inc. Term Loan B3	USD 1 Month LIBOR	2.750
Shell International Finance BV	USD 3 Month LIBOR	0.580
SLC Student Loan Trust	USD 3 Month LIBOR	0.160
SLM Private Credit Student Loan Trust	USD 3 Month LIBOR	0.330
SLM Private Credit Student Loan Trust	USD 3 Month LIBOR	0.290
SLM Student Loan Trust	USD 3 Month LIBOR	0.150
SLM Student Loan Trust	USD 3 Month LIBOR	1.100
SLM Student Loan Trust	USD 1 Month LIBOR	0.400
Sprint Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Standard Chartered Bank	USD 1 Month LIBOR	0.220
Structured Asset Investment Loan Trust	USD 1 Month LIBOR	0.720
Sumitomo Mitsui Banking Corp.	USD 3 Month LIBOR	0.460
Sungard Availability Services 1st Lien Term Loan B	USD 1 Month LIBOR	10.000
SunGard Availability Services Capital, Inc. Term Loan B	USD 1 Month LIBOR	7.000
Svenska Handelsbanken AB	USD 3 Month LIBOR	0.280
Tharaldson Hotel Portfolio Trust	USD 1 Month LIBOR	0.750
THL Credit Wind River CLO, Ltd.	USD 3 Month LIBOR	1.230
Toronto-Dominion Bank (The)	USD 1 Month LIBOR	0.180
Toronto-Dominion Bank (The)	USD 3 Month LIBOR	0.820
Toyota Motor Credit Corp.	USD 3 Month LIBOR	0.150
Toyota Motor Credit Corp.	USD 3 Month LIBOR	0.260
Trans Union LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
Unitymedia Finance LLC 1st Lien Term Loan D	USD 1 Month LIBOR	2.250
Univision Communications, Inc. Term Loan C5	USD 1 Month LIBOR	2.750
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
US Bancorp	USD 3 Month LIBOR	0.400
US Bank NA	USD 3 Month LIBOR	0.140

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 57

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Variable Rate Securities

Securities		Referenced Rate			Spread %
Valeant Pharmaceuticals International, Inc. Term Loan B		USD 1 Month LIBOR			3.500
Viacom, Inc.		USD 3 Month LIBOR			3.899
VICI Properties, Inc. Term Loan		USD 1 Month LIBOR			2.000
Virgin Media Bristol LLC 1st Lien Term Loan K		USD 1 Month LIBOR			2.500
Vistra Operations Co. LLC 1st Lien Term Loan B		USD 1 Month LIBOR			2.500
Vistra Operations Co. LLC 1st Lien Term Loan C		USD 1 Month LIBOR			2.500
Voya CLO, Ltd.		USD 3 Month LIBOR			1.250
Wachovia Capital Trust II		USD 3 Month LIBOR			0.500
Walt Disney Co. (The)		USD 3 Month LIBOR			0.190
Washington Mutual Mortgage Pass-Through Certificates Trust		USD 1 Month LIBOR			0.640
Washington Mutual Mortgage Pass-Through Certificates Trust		USD 1 Month LIBOR			0.320
		Federal Reserve U. S. 12 Month Cumulative Avg 1
Washington Mutual Mortgage Pass-Through Certificates Trust		Year CMT			1.070
Wells Fargo & Co.		USD 3 Month LIBOR			1.230
Wells Fargo & Co.		USD 3 Month LIBOR			1.340
Wells Fargo Home Equity Asset-Backed Securities Trust		USD 1 Month LIBOR			0.885
Western Digital Corp. 1st Lien Term Loan B3		USD 1 Month LIBOR			2.000
Westpac Banking Corp.		USD 1 Month LIBOR			0.200
XPO Logistics, Inc.		USD 3 Month LIBOR			2.000
Zebra Technologies Corp. Term Loan B		USD 3 Month LIBOR			2.000
Ziggo Secured Finance Partnership 1st Lien Term Loan E		USD 1 Month LIBOR			2.500

For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Bond Futures	449	AUD	58,199	06/18	757
Euro-Bund Futures	78	EUR	12,436	06/18	282
Eurodollar Futures	4	USD	618	06/18	(5)
Eurodollar Futures	178	USD	43,261	12/19	(1)
Eurodollar Futures	89	USD	21,627	06/20	(39)
Eurodollar Futures	11	USD	2,672	03/21	(7)
Japanese Yen Currency Futures	28	USD	3,305	06/18	13
United States 2 Year Treasury Note Futures	156	USD	33,168	06/18	—
United States 5 Year Treasury Note Futures	613	USD	70,164	06/18	207
United States 10 Year Treasury Note Futures	1,288	USD	156,030	07/20	1,652
United States 10 Year Ultra Treasury Note Futures	18	USD	2,337	07/18	42
United States Treasury Long Bond Futures	203	USD	29,765	01/21	789
United States Treasury Ultra Bond Futures	154	USD	24,712	07/19	834
Short Positions
Euro-Bobl Futures	35	EUR	4,594	06/18	(47)
Euro-Bund Futures	265	EUR	42,249	06/18	(923)
Eurodollar Futures	102	USD	24,914	06/18	5
Eurodollar Futures	12	USD	2,929	09/18	23
Eurodollar Futures	39	USD	9,507	12/18	45
Eurodollar Futures	38	USD	9,254	03/19	32
Euro-Oat Futures	17	EUR	2,628	06/18	(65)
Euro-Schatz Futures	533	EUR	59,683	06/18	(132)
Japan Government 10 Year Bond Futures	27	JPY	4,070,791	04/18	(19)
Long Gilt Futures	115	GBP	14,124	06/18	(316)
United States 2 Year Treasury Note Futures	100	USD	21,261	06/18	(4)
United States 5 Year Treasury Note Futures	81	USD	9,271	06/18	(30)

See accompanying notes which are an integral part of this quarterly report.

58 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
United States 10 Year Treasury Note Futures					34	USD	4,119	07/20		(34)
United States 10 Year Ultra Treasury Note Futures					18	USD	2,337	07/18		(35)
United States Treasury Long Bond Futures					96	USD	14,076	01/21		(291)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)										2,733

Options Written
Amounts in thousands (except contract amounts)
			Number of		Strike		Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts		Price		Amount		Date	$
Cross Currency Options (USD/JPY)	HSBC	Put	1		103.50		USD	1,100	04/04/18	—
Cross Currency Options (USD/JPY)	Citigroup	Put	1		103.00		USD	2,200	04/05/18	—
United State Treasury Bond Futures	Merrill Lynch	Call	4		148.00		USD	592	04/20/18	(2)
United States 5 Year Treasury Note
Futures	Merrill Lynch	Call	15		114.50		USD	1,718	04/20/18	(4)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	20		121.00		USD	2,420	04/20/18	(11)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	9		121.50		USD	1,094	04/20/18	(3)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	12		123.00		USD	1,476	05/25/18	(2)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Put	19		120.50		USD	2,290	04/20/18	(4)
United States Treasury Bond Futures	Merrill Lynch	Call	3		150.00		USD	450	05/25/18	(2)
Total Liability for Options Written (premiums received $36)										(28)

Foreign Currency Exchange Contracts
Amounts in thousands
										Unrealized
										Appreciation
			Amount			Amount				(Depreciation)
Counterparty			Sold			Bought		Settlement Date		$
Bank of America			USD	2,521		AUD	3,237	04/24/18		(35)
Bank of America			USD	1		CZK	11	05/23/18		—
Bank of America			USD	3,498		CZK	70,813	05/23/18		(59)
Bank of America			USD	5		HKD	43	05/23/18		—
Bank of America			USD	3,455		HKD	26,956	05/23/18		(15)
Bank of America			USD	9		HUF	2,266	05/23/18		—
Bank of America			USD	3,497		HUF	870,676	05/23/18		(57)
Bank of America			USD	1,518	MXN		28,531	05/23/18		39
Bank of America			USD	8,949		NOK	68,963	04/24/18		(146)
Bank of America			USD	17		PLN	58	05/23/18		—
Bank of America			USD	3,483		PLN	11,633	05/23/18		(82)
Bank of America			USD	16		THB	491	05/23/18		—
Bank of America			USD	36		THB	1,106	05/23/18		—
Bank of America			USD	19		TRY	77	05/23/18		—
Bank of America			USD	43		TRY	173	05/23/18		—
Bank of America			USD	1,515		TRY	5,833	05/23/18		(58)
Bank of America			USD	3,409		TRY	13,125	05/23/18		(131)
Bank of America			USD	1,549		ZAR	18,336	05/23/18		(11)
Bank of America			AUD	11,330		USD	8,825	04/24/18		123
Bank of America			CZK	24		USD	1	05/23/18		—
Bank of America			CZK	31,472		USD	1,555	05/23/18		26
Bank of America			HKD	19		USD	2	05/23/18		—
Bank of America			HKD	11,981		USD	1,536	05/23/18		7
Bank of America			HUF	5,098		USD	20	05/23/18		—
Bank of America			HUF	386,967		USD	1,554	05/23/18		25
Bank of America			MXN	151		USD	8	05/23/18		—
Bank of America			NOK	44,333		USD	5,753	04/24/18		94
Bank of America			THB	48,257		USD	1,546	05/23/18		—
Bank of America			THB	108,578		USD	3,479	05/23/18		1
Bank of America			ZAR	309		USD	26	05/23/18		—
Bank of Montreal			USD	2,858		EUR	2,315	04/24/18		(6)
Bank of Montreal			USD	4,446		EUR	3,601	04/24/18		(9)
Bank of Montreal			CHF	1,204		USD	1,270	04/24/18		9

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 59

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	CHF	2,708	USD	2,858	04/24/18	21
Barclays	USD	371	GBP	270	04/19/18	8
Barclays	USD	—	JPY	2	04/19/18	—
Barclays	CNY	15,140	USD	2,314	04/19/18	(99)
Barclays	EUR	120	USD	148	04/19/18	1
Barclays	EUR	310	USD	383	04/19/18	2
Barclays	EUR	788	USD	963	04/19/18	(7)
Barclays	JPY	164,847	USD	1,517	04/19/18	(34)
Citigroup	USD	3	ARS	50	04/09/18	—
Citigroup	USD	56	ARS	1,090	04/09/18	(2)
Citigroup	USD	319	BRL	1,040	04/19/18	(5)
Citigroup	USD	1,163	CAD	1,450	04/19/18	(36)
Citigroup	USD	941	EUR	750	04/19/18	(17)
Citigroup	USD	1,020	EUR	830	04/19/18	2
Citigroup	USD	8,907	GBP	6,383	04/24/18	57
Citigroup	USD	1,092	PLN	3,733	04/26/18	(2)
Citigroup	EUR	620	USD	772	04/19/18	8
Citigroup	EUR	659	USD	815	04/19/18	3
Citigroup	GBP	270	USD	384	04/19/18	5
Commonwealth Bank of Australia	USD	5,679	CAD	7,420	04/24/18	83
Commonwealth Bank of Australia	USD	5,803	JPY	612,030	04/24/18	(44)
Commonwealth Bank of Australia	CAD	11,543	USD	8,834	04/24/18	(130)
Commonwealth Bank of Australia	DKK	15,326	USD	2,540	04/24/18	7
Goldman Sachs	USD	550	MXN	10,184	04/26/18	8
Goldman Sachs	USD	1,101	MXN	20,423	04/26/18	18
HSBC	USD	545	INR	35,700	04/26/18	3
HSBC	USD	542	RUB	31,150	04/26/18	—
HSBC	USD	542	RUB	30,974	04/26/18	(3)
HSBC	USD	544	RUB	31,052	04/26/18	(3)
JPMorgan Chase	USD	9	ARS	170	04/09/18	—
JPMorgan Chase	USD	8	ARS	170	05/22/18	—
JPMorgan Chase	USD	55	ARS	1,140	05/22/18	—
JPMorgan Chase	USD	1,591	CAD	1,957	05/04/18	(71)
JPMorgan Chase	USD	1,280	CLP	769,726	04/12/18	(6)
JPMorgan Chase	USD	1,723	GBP	1,235	04/13/18	10
JPMorgan Chase	USD	1,156	INR	74,500	04/19/18	(13)
JPMorgan Chase	USD	907	JPY	96,819	04/13/18	3
JPMorgan Chase	USD	1,256	MXN	24,311	04/19/18	78
JPMorgan Chase	USD	1,536	NOK	11,734	05/04/18	(37)
JPMorgan Chase	USD	17	PHP	911	04/12/18	—
JPMorgan Chase	USD	201	PLN	669	05/04/18	(6)
JPMorgan Chase	USD	3,469	SEK	27,113	05/04/18	(214)
JPMorgan Chase	ARS	170	USD	8	04/09/18	—
JPMorgan Chase	ARS	1,140	USD	56	04/09/18	—
JPMorgan Chase	AUD	7,388	USD	5,812	04/13/18	138
JPMorgan Chase	BRL	7,177	USD	2,194	04/12/18	21
JPMorgan Chase	CHF	2,069	USD	2,243	05/04/18	73
JPMorgan Chase	COP	2,620,180	USD	911	04/12/18	(26)
JPMorgan Chase	CZK	1,754	USD	87	05/04/18	2
JPMorgan Chase	EUR	3,413	USD	4,232	04/13/18	30
JPMorgan Chase	HKD	524	USD	67	05/04/18	—
JPMorgan Chase	HUF	249,391	USD	991	05/04/18	7
JPMorgan Chase	HUF	323,200	USD	1,312	05/04/18	36
JPMorgan Chase	IDR	25,423,879	USD	1,840	04/12/18	(12)
JPMorgan Chase	INR	2,860	USD	44	04/19/18	—
JPMorgan Chase	JPY	84,689	USD	779	04/13/18	(17)
JPMorgan Chase	MXN	14,897	USD	795	05/04/18	(21)
JPMorgan Chase	NZD	10,272	USD	7,509	04/13/18	86
JPMorgan Chase	PEN	10,383	USD	3,186	04/12/18	(31)
JPMorgan Chase	SGD	3,325	USD	2,534	05/04/18	(4)
JPMorgan Chase	THB	67,306	USD	2,146	04/11/18	(7)
JPMorgan Chase	TWD	41,954	USD	1,437	04/12/18	(6)
Royal Bank of Canada	USD	2,857	EUR	2,315	04/24/18	(5)

See accompanying notes which are an integral part of this quarterly report.

60 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
				Amount		Amount			(Depreciation)
	Counterparty			Sold		Bought	Settlement Date		$
Royal Bank of Canada			USD	4,445	EUR	3,601	04/24/18		(8)
Royal Bank of Canada			CHF	1,204	USD	1,270	04/24/18		9
Royal Bank of Canada			CHF	2,708	USD	2,857	04/24/18		19
Standard Chartered			USD	641	JPY	67,322	04/26/18		(8)
State Street			USD	54	BRL	179	05/23/18		—
State Street			USD	12	INR	780	05/23/18		—
State Street			USD	1,526	INR	98,512	05/23/18		(20)
State Street			USD	35	MYR	138	05/23/18		—
State Street			USD	2,521	NZD	3,474	04/24/18		(10)
State Street			USD	12	PEN	38	05/23/18		—
State Street			USD	62	RUB	3,577	05/23/18		—
State Street			USD	1,553	RUB	88,523	05/23/18		(18)
State Street			USD	6	TWD	181	05/23/18		—
State Street			BRL	11,367	USD	3,473	05/23/18		44
State Street			ILS	19,681	USD	5,701	04/24/18		82
State Street			MYR	13,572	USD	3,471	05/23/18		(41)
State Street			PEN	11,259	USD	3,452	05/23/18		(33)
State Street			RUB	1,590	USD	27	05/23/18		—
State Street			RUB	199,177	USD	3,495	05/23/18		40
State Street			SEK	20,925	USD	2,564	04/24/18		55
State Street			TWD	44,939	USD	1,565	05/23/18		14
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts									(308)

Interest Rate Swap Contracts

Amounts in thousands
							Premiums	Unrealized
							Paid	Appreciation
						Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays		Date	$	$	$

JPMorgan Chase	DKK	4,200	Six Month CIBOR(3)	0.510%(4)		05/05/25	—	15	15
JPMorgan Chase	DKK	10,500	Six Month CIBOR(3)	0.943%(4)		05/05/25	—	(15)	(15)
JPMorgan Chase	CZK	15,900	Six Month PRIBOR(3)	0.495%(4)		06/19/25	—	64	64
JPMorgan Chase	CZK	36,900	Six Month PRIBOR(3)	1.280%(4)		06/19/25	—	54	54
Merrill Lynch	USD	3,744	2.250%(3)	Three Month LIBOR(2)		05/31/22	7	(72)	(65)
			Federal Fund
			Effective Rate - 1(3)
Merrill Lynch	USD	16,700	Year	Three Month LIBOR(2)		05/15/23	2	13	15
Merrill Lynch	USD	2,270	Three Month LIBOR(3)	2.950%(2)		11/15/43	4	(33)	(29)
Merrill Lynch	USD	4,488	Three Month LIBOR(3)	2.474%(2)		11/15/43	75	270	345
Total Open Interest Rate Swap Contracts (å)							88	296	384

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty		Protection	Notional Amount	Fixed Rate	Date	$	$	$
CDX Investment Grade
Index	Merrill Lynch	Sell	USD	6,670	1.000%(2)	12/20/22	135	(12)	123
CDX NA High Yield Index	Goldman Sachs	Sell	USD	2,260	5.000%(2)	06/20/23	140	(7)	133
CDX NA High Yield Index	Merrill Lynch	Purchase	USD	2,230	(5.000%)(2)	12/20/22	(147)	4	(143)
Total Open Credit Indices Contracts (å)							128	(15)	113

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 61

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Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$55,306	$—	$—	$55,306
Corporate Bonds and Notes	—	175,715	—	—	175,715
International Debt	—	74,864	—	—	74,864
Loan Agreements	—	9,657	—	—	9,657
Mortgage-Backed Securities	—	182,440	742	—	183,182
Municipal Bonds	—	3,221	—	—	3,221
Non-US Bonds	—	32,951	—	—	32,951
United States Government Agencies	—	926	—	—	926
United States Government Treasuries	—	269,876	—	—	269,876
Options Purchased	—	2	—	—	2
Short-Term Investments	—	75,178	45	44,898	120,121
Total Investments	—	880,136	787	44,898	925,821

Other Financial Instruments
Assets
Futures Contracts	4,681	—	—	—	4,681
Foreign Currency Exchange Contracts	—	1,297	—	—	1,297
Interest Rate Swap Contracts	—	493	—	—	493
Credit Default Swap Contracts	—	256	—	—	256

Liabilities
Futures Contracts	(1,948)	—	—	—	(1,948)
Options Written	(28)	—	—	—	(28)
Foreign Currency Exchange Contracts	—	(1,605)	—	—	(1,605)
Interest Rate Swap Contracts	—	(109)	—	—	(109)
Credit Default Swap Contracts	—	(143)	—	—	(143)
Total Other Financial Instruments*	$2,705	$189	$—	$—	$2,894

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2018, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March 31,
2018, were less than 1% of net assets.

Amounts in thousands
Fair Value
Country Exposure	$
Argentina	1,296
Australia	8,312
Austria	424
Bermuda	520
Brazil	4,588

See accompanying notes which are an integral part of this quarterly report.

62 Strategic Bond Fund

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Strategic Bond Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands
Fair Value
Country Exposure	$
Canada	14,744
Cayman Islands	5,554
Chile	654
China	731
Colombia	4,735
Curacao	54
Ecuador	192
Finland	790
France	4,364
Germany	1,646
Guernsey	318
Hong Kong	475
India	961
Indonesia	1,184
Ireland	4,796
Italy	1,510
Japan	3,194
Jersey	798
Kuwait	206
Luxembourg	726
Malaysia	2,436
Mexico	8,351
Netherlands	9,285
New Zealand	4,825
Norway	72
Panama	240
Peru	3,095
Poland	1,644
Qatar	215
Russia	1,550
Singapore	2,765
South Korea	1,160
Spain	42
Sweden	2,253
Switzerland	2,764
Turkey	218
United Arab Emirates	502
United Kingdom	14,064
United States	807,568
Total Investments	925,821

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 63

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 97.7%			CK Asset Holdings, Ltd.	1,779,259	15,056
Australia - 4.8%			Hang Lung Properties, Ltd. - ADR	1,872,818	4,395
Arena REIT(ö)	85,434	143	Henderson Land Development Co. , Ltd.	686,510	4,498
BGP Holdings PLC(Å)(Æ)(Š)	926,311	—	Hongkong Land Holdings, Ltd.	2,145,100	14,829
Charter Hall Group - ADR(ö)	673,358	2,981	Hopewell Holdings, Ltd.	1	—
Dexus Property Group(ö)	873,659	6,283	Hysan Development Co. , Ltd.	727,596	3,861
Goodman Group(ö)	1,182,740	7,687	Link Real Estate Investment Trust(ö)	1,485,692	12,741
GPT Group (The)(ö)	2,172,334	7,942	New World Development Co. , Ltd.	2,694,410	3,841
Mirvac Group(ö)	1,674,944	2,778	Sino Land Co. , Ltd.	1,472,664	2,397
Scentre Group(ö)	2,551,301	7,536	Sun Hung Kai Properties, Ltd.	1,331,898	21,218
Viva Energy(ö)	387,856	598	Swire Properties, Ltd.	2,832,513	9,960
Westfield Corp. (ö)	859,772	5,647	Wharf Holdings, Ltd. (The)	121,434	421
		41,595	Wharf Real Estate Investment Co. , Ltd.
			(Æ)	895,342	5,861
Belgium - 0.2%			Wheelock & Co. , Ltd.	13,000	95
Aedifica(ö)	11,206	1,031			99,737
VGP NV	7,201	573
		1,604	Ireland - 0.3%
			Green REIT PLC(ö)	553,783	1,032
Brazil - 0.4%			Hibernia REIT PLC(ö)	889,860	1,581
BR Malls Participacoes SA	512,391	1,808			2,613
Iguatemi Empresa de Shopping Centers
SA	154,537	1,838	Japan - 9.8%
		3,646	Activia Properties, Inc. (ö)	720	3,231
			Daiwa House REIT Investment Corp. (ö)	1,306	3,162
Canada - 2.4%			Frontier Real Estate Investment Corp. (ö)	405	1,660
Allied Properties Real Estate Investment			Global One Real Estate Investment
Trust(ö)	141,867	4,466	Corp. (Å)(ö)	3,989	3,865
Boardwalk Real Estate Investment			GLP J-REIT(ö)	2,669	2,958
Trust(Ñ)(ö)	146,346	5,028	Hulic Co. , Ltd.	276,100	3,015
Canadian Apartment Properties(ö)	168,330	4,853	Ichigo Hotel REIT Investment Corp. (ö)	643	754
Crombie Real Estate Investment Trust(ö)	180	2	Invincible Investment Corp. (ö)	5,121	2,370
Dream Office Real Estate Investment			Japan Logistics Fund, Inc. (ö)	1,028	2,081
Trust(ö)	207,018	3,752	Japan Real Estate Investment Corp. (ö)	453	2,357
First Capital Realty, Inc. Class A	69,550	1,099	Japan Retail Fund Investment Corp. (ö)	992	1,928
H&R Real Estate Investment Trust(ö)	37	1	Kenedix Office Investment Corp. Class
RioCan Real Estate Investment Trust(ö)	99,536	1,827	A(ö)	38	232
		21,028	Mitsubishi Estate Co. , Ltd.	930,800	15,473
China - 0.1%			Mitsui Fudosan Co. , Ltd.	894,020	21,560
Shui On Land, Ltd.	2,554,000	698	Mori Hills REIT Investment Corp. Class
			A(ö)	849	1,075
Finland - 0.1%			Nippon Building Fund, Inc. (ö)	328	1,822
Citycon OYJ(Ñ)	224,059	504	Nippon Healthcare Investment Corp.
			(Å)(ö)	162	264
France - 3.3%			Nomura Real Estate Holdings, Inc.	130,500	3,050
Fonciere Des Regions(ö)	29,652	3,274	NTT Urban Development Corp.	246,500	3,008
Gecina SA(ö)	50,001	8,691	Orix JREIT, Inc. (ö)	1,120	1,742
Klepierre SA - GDR(ö)	124,135	5,009	Premier Investment Corp. (ö)	3,150	3,323
Unibail-Rodamco SE(Ñ)(ö)	51,317	11,734	Sekisui House REIT, Inc. (ö)	156	210
		28,708	Tokyo Tatemono Co. , Ltd.	378,694	5,720
			XYMAX REIT Investment Corp. (Å)(ö)	745	792
Germany - 3.9%					85,652
ADO Properties SA(Þ)	64,611	3,634
Alstria Office REIT-AG(ö)	292,067	4,579	Netherlands - 0.6%
Deutsche Wohnen SE	346,798	16,188	Eurocommercial Properties NV	57,656	2,385
TLG Immobilien AG	67,334	1,849	InterXion Holding NV(Æ)	48,351	3,003
Vonovia SE	161,958	8,032			5,388
		34,282
			Norway - 0.3%
Hong Kong - 11.4%			Entra ASA(Þ)	172,441	2,353
Champion REIT(ö)	789,433	564

See accompanying notes which are an integral part of this quarterly report.

64 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Singapore - 1.1%			CoreSite Realty Corp. Class A(ö)	20,968	2,102
CapitaLand, Ltd.	614,400	1,681	Corporate Office Properties Trust(ö)	73,078	1,888
CDL Hospitality Trusts(Æ)	1,426,221	1,846	Cousins Properties, Inc. (ö)	393,117	3,412
City Developments, Ltd.	316,400	3,154	Crown Castle International Corp. (ö)	67,486	7,397
Suntec Real Estate Investment Trust(ö)	1,942,400	2,816	CubeSmart(ö)	172,046	4,852
		9,497	CyrusOne, Inc. (ö)	27,154	1,391
			DCT Industrial Trust, Inc. (ö)	55,121	3,105
Spain - 1.7%			DDR Corp. (ö)	71,185	522
Aedas Homes SAU(Æ)(Þ)	42,166	1,552	Digital Realty Trust, Inc. (ö)	63,390	6,680
Hispania Activos Inmobiliarios Socimi			Douglas Emmett, Inc. (ö)	214,564	7,887
SA(ö)	33,466	711	Empire State Realty Trust, Inc. Class
Inmobiliaria Colonial Socimi SA(ö)	306,463	3,547	A(ö)	211,017	3,543
Merlin Properties Socimi SA(ö)	560,801	8,587	Equinix, Inc. (ö)	4,754	1,987
		14,397	Equity LifeStyle Properties, Inc. Class
			A(ö)	104,058	9,133
Sweden - 0.6%			Equity Residential(ö)	210,960	12,999
Atrium Ljungberg AB Class B	24,090	355	Essex Property Trust, Inc. (ö)	54,223	13,050
Castellum AB(Ñ)	173,073	2,832	Extended Stay America, Inc.	78,013	1,542
Hufvudstaden AB Class A	159,940	2,385	Extra Space Storage, Inc. (ö)	152,756	13,345
		5,572	Federal Realty Investment Trust(ö)	19,059	2,213
Switzerland - 0.3%			Forest City Realty Trust, Inc. Class A(ö)	57,458	1,164
PSP Swiss Property AG	30,066	2,933	GEO Group, Inc. (The)(ö)	40,774	834
			GGP, Inc. (ö)	867,985	17,759
United Kingdom - 8.7%			HCP, Inc. (ö)	377,023	8,758
Assura PLC(ö)	3,145,628	2,617	Healthcare Realty Trust, Inc. (ö)	158,050	4,380
Big Yellow Group PLC(ö)	182,372	2,185	Hilton Worldwide Holdings, Inc.	35,740	2,815
British Land Co. PLC (The)(ö)	1,153,394	10,403	Host Hotels & Resorts, Inc. (ö)	496,587	9,256
Capital & Counties Properties PLC	93	—	Hudson Pacific Properties, Inc. (ö)	42,256	1,375
Capital & Regional PLC(ö)	289,067	219	Invitation Homes, Inc. (ö)	424,921	9,701
Derwent London PLC(ö)	175,695	7,652	JBG Smith Properties(ö)	71,521	2,411
Grainger PLC	269,241	1,093	Kilroy Realty Corp. (ö)	116,486	8,265
Great Portland Estates PLC(ö)	946,271	8,840	Kimco Realty Corp. (ö)	192,230	2,768
Hammerson PLC(ö)	1,017,296	7,670	LaSalle Hotel Properties(ö)	198,941	5,772
Land Securities Group PLC(ö)	1,089,699	14,347	Life Storage, Inc. (ö)	35,874	2,996
LondonMetric Property PLC(ö)	557,361	1,394	Macerich Co. (The)(ö)	146,353	8,199
LXB Retail Properties PLC(Å)(Æ)	353,168	114	Mack-Cali Realty Corp. (ö)	190,053	3,176
PRS REIT PLC (The)(Å)(ö)	901,960	1,272	Omega Healthcare Investors, Inc.(Ñ)(ö)	83,464	2,257
Safestore Holdings PLC(ö)	256,911	1,772	Paramount Group, Inc. (ö)	176,456	2,513
Segro PLC(ö)	975,157	8,234	Pebblebrook Hotel Trust(Ñ)(ö)	34,308	1,179
St. Modwen Properties PLC	304,866	1,656	Pennsylvania Real Estate Investment
Tritax Big Box REIT PLC(ö)	104,526	212	Trust(Ñ)(ö)	42,077	406
UNITE Group PLC (The)(ö)	409,662	4,553	Prologis, Inc. (ö)	311,472	19,619
Warehouse REIT PLC(ö)	189,837	266	Public Storage(ö)	15,681	3,143
Workspace Group PLC(ö)	75,547	1,053	QTS Realty Trust, Inc. Class A(ö)	16,033	580
		75,552	Realty Income Corp. (ö)	154,093	7,972
			Regency Centers Corp. (ö)	165,259	9,747
United States - 47.7%			Retail Properties of America, Inc. Class
Agree Realty Corp. (ö)	71,580	3,439	A(ö)	179,166	2,089
Alexandria Real Estate Equities, Inc. (ö)	54,208	6,770	Rexford Industrial Realty, Inc. (ö)	167,573	4,825
American Homes 4 Rent Class A(ö)	61,925	1,243	RLJ Lodging Trust(ö)	49,087	954
American Tower Corp. (ö)	38,368	5,576	Ryman Hospitality Properties, Inc. (ö)	32,349	2,506
Americold Realty Trust(ö)	91,010	1,736	Simon Property Group, Inc. (ö)	234,903	36,258
Apartment Investment & Management			SL Green Realty Corp. (ö)	133,355	12,914
Co. Class A(ö)	123,029	5,014	STORE Capital Corp. (ö)	124,486	3,089
AvalonBay Communities, Inc. (ö)	24,937	4,102	Sun Communities, Inc. (ö)	71,488	6,531
Boston Properties, Inc. (ö)	127,178	15,670	Sunstone Hotel Investors, Inc. (ö)	309,401	4,709
Brixmor Property Group, Inc. (ö)	246,792	3,764	Tanger Factory Outlet Centers, Inc. (Ñ)(ö)	18,664	411
Camden Property Trust(ö)	105,271	8,861	Taubman Centers, Inc. (ö)	54,726	3,114
CBL & Associates Properties, Inc.(Ñ)(ö)	5,459	23	UDR, Inc. (ö)	289,736	10,320
Columbia Property Trust, Inc. (ö)	98,783	2,022	Urban Edge Properties(ö)	67,403	1,439

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 65

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	Ventas, Inc. (ö)	55,221		2,735
	VEREIT, Inc. (ö)	460,153		3,202
	VICI Properties, Inc.(Ñ)(ö)	102,354		1,875
	Vornado Realty Trust(ö)	233,998		15,749
	Washington Prime Group, Inc. (ö)	23,036		154
	Weingarten Realty Investors(ö)	184,100		5,170
	Welltower, Inc. (ö)	68,502		3,729
	Weyerhaeuser Co. (ö)	68,881		2,410
				416,496

	Total Common Stocks
	(cost $780,140)			852,255

Short	-Term Investments - 1.4%
	United States - 1.4%
	U. S. Cash Management Fund(@)	11,946,002	(8)	11,945
	Total Short-Term Investments
	(cost $11,946)			11,945

	Other Securities - 2.1%
	U. S. Cash Collateral Fund(×)(@)	18,042,157	(8)	18,042
	Total Other Securities
	(cost $18,042)			18,042

	Total Investments 101.2%
	(identified cost $810,128)			882,242

	Other Assets and Liabilities, Net
-	(1.2%)			(9,941)
	Net Assets - 100.0%			872,301

See accompanying notes which are an integral part of this quarterly report.

66 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

					Principal	Cost per		Cost	Fair Value
% of Net Assets		Acquisition			Amount ($)		Unit	(000)	(000)
Securities		Date			or shares		$	$	$
0.7%
BGP Holdings PLC		08/06/09	EUR		926,311		—	—	—
Global One Real Estate Investment Corp.		09/23/16	JPY			3,305	891.38	2,946	3,202
Global One Real Estate Investment Corp.		11/18/16	JPY			684	880.27	602	663
LXB Retail Properties PLC		05/28/14	GBP		353,168		2.03	717	114
Nippon Healthcare Investment Corp.		12/05/17	JPY			162	1,518.04	246	264
PRS REIT PLC (The)		05/31/17	GBP		826,659		1.40	1,155	1,166
PRS REIT PLC (The)		07/17/17	GBP		75,301		1.40	105	106
XYMAX REIT Investment Corp.		02/27/18	JPY			655	1,065.46	698	696
XYMAX REIT Investment Corp.		03/20/18	JPY			90	1,087.59	98	96
									6,307
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
									Value and
									Unrealized
								Appreciation
		Number of			Notional		Expiration	(Depreciation)
		Contracts			Amount		Date		$
Long Positions
Dow U. S. Real Estate Index Futures			290		USD	8,677	06/18		98
FTSE/EPRA Europe Index Futures			116		EUR	2,450	06/18		27
Hang Seng Index Futures				7	HKD	10,518	04/18		(18)
MSCI Singapore IX ETS Index Futures				15	SGD	591	04/18		11
S&P/TSX 60 Index Futures				4	CAD	725	06/18		(4)
SPI 200 Index Futures				8	AUD	1,147	06/18		(35)
TOPIX Index Futures				13	JPY	223,145	06/18		20
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									99

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
		Amount			Amount				(Depreciation)
Counterparty		Sold			Bought		Settlement Date		$
Bank of America	CAD		103		USD	80	04/02/18		—
Bank of America	CAD		15		USD	12	04/03/18		—
Bank of America	CAD		316		USD	245	04/03/18		—
Bank of Montreal	AUD		300		USD	234	06/20/18		4
Bank of Montreal	EUR		170		USD	211	06/20/18		—
Bank of Montreal	HKD	3,130			USD	400	06/20/18		1
Bank of Montreal	JPY	34,370			USD	326	06/20/18		1
Bank of Montreal	SGD		80		USD	61	06/20/18		—
Brown Brothers Harriman	USD		108		AUD	140	06/20/18		—
Brown Brothers Harriman	USD		334		EUR	270	06/20/18		—
Brown Brothers Harriman	USD		14		GBP	10	04/03/18		—
Brown Brothers Harriman	USD		6		HKD	50	04/04/18		—
Brown Brothers Harriman	USD		192		HKD	1,500	06/20/18		—
Brown Brothers Harriman	USD		162		JPY	17,170	06/20/18		—
Brown Brothers Harriman	USD		54		SGD	70	06/20/18		—
Brown Brothers Harriman	CAD		190		USD	147	06/20/18		(1)
Brown Brothers Harriman	EUR		200		USD	247	06/20/18		—
Brown Brothers Harriman	HKD		81		USD	10	04/03/18		—
Brown Brothers Harriman	HKD		373		USD	48	04/04/18		—
Brown Brothers Harriman	HKD		495		USD	63	04/04/18		—
Brown Brothers Harriman	JPY	2,584			USD	24	03/30/18		—
Brown Brothers Harriman	JPY	12,260			USD	116	03/30/18		1
Brown Brothers Harriman	JPY	1,287			USD	12	04/02/18		—
Brown Brothers Harriman	JPY	1,934			USD	18	04/02/18		—
Brown Brothers Harriman	JPY	2,581			USD	24	04/02/18		—

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 67

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
			Amount		Amount			(Depreciation)
Counterparty			Sold		Bought		Settlement Date	$
Brown Brothers Harriman		JPY	3,220	USD		30	04/02/18	—
Brown Brothers Harriman		JPY	1,292	USD		12	04/03/18	—
Brown Brothers Harriman		JPY	1,294	USD		12	04/03/18	—
Brown Brothers Harriman		JPY	1,942	USD		18	04/03/18	—
Brown Brothers Harriman		JPY	1,943	USD		18	04/03/18	—
Brown Brothers Harriman		SGD	40	USD		30	06/20/18	—
Citigroup		USD	504	AUD		647	06/20/18	(7)
Citigroup		USD	251	CAD		323	06/20/18	1
Citigroup		USD	1,586	EUR		1,275	06/20/18	(9)
Citigroup		USD	713	HKD		5,577	06/20/18	(1)
Citigroup		USD	7	JPY		699	04/02/18	—
Citigroup		USD	868	JPY		91,579	06/20/18	(4)
Citigroup		USD	90	SGD		118	04/02/18	—
Citigroup		USD	169	SGD		223	06/20/18	1
Citigroup		HKD	3,703	USD		472	04/03/18	—
Royal Bank of Canada		USD	506	AUD		647	06/20/18	(9)
Royal Bank of Canada		USD	140	CAD		180	06/20/18	—
Royal Bank of Canada		USD	251	CAD		323	06/20/18	—
Royal Bank of Canada		USD	1,588	EUR		1,275	06/20/18	(11)
Royal Bank of Canada		USD	713	HKD		5,577	06/20/18	(1)
Royal Bank of Canada		USD	867	JPY		91,579	06/20/18	(2)
Royal Bank of Canada		USD	170	SGD		223	06/20/18	1
State Street		USD	5	AUD		6	04/02/18	—
State Street		CAD	—	USD		—	04/02/18	—
State Street		CAD	9	USD		7	04/02/18	—
State Street		EUR	21	USD		27	04/02/18	—
State Street		EUR	15	USD		18	04/03/18	—
State Street		GBP	—	USD		1	04/03/18	—
State Street		HKD	21	USD		3	04/02/18	—
State Street		HKD	810	USD		103	04/03/18	—
State Street		JPY	294	USD		3	04/02/18	—
State Street		JPY	1,018	USD		10	04/02/18	—
State Street		JPY	3,265	USD		31	04/02/18	—
State Street		JPY	11,018	USD		104	04/02/18	—
State Street		SEK	7	USD		1	04/03/18	—
State Street		SGD	7	USD		6	04/02/18	—
State Street		SGD	10	USD		8	04/02/18	—
UBS		USD	62	CAD		80	06/20/18	—
UBS		USD	124	HKD		970	06/20/18	—
UBS		USD	203	JPY		21,460	06/20/18	—
UBS		USD	130	SGD		170	06/20/18	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								(35)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
						Practical
Portfolio Summary	Level 1	Level 2		Level 3		Expedient (a)		Total
Common Stocks
Australia	$—		$41,595		$—		$—	$41,595
Belgium	—		1,604		—		—	1,604
Brazil	3,646		—		—		—	3,646
Canada	21,028		—		—		—	21,028
China	—		698		—		—	698
Finland	—		504		—		—	504
France	5,924		22,784		—		—	28,708

See accompanying notes which are an integral part of this quarterly report.

68 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Germany	—	34,282	—	—	34,282
Hong Kong	—	99,737	—	—	99,737
Ireland	—	2,613	—	—	2,613
Japan	792	84,860	—	—	85,652
Netherlands	3,003	2,385	—	—	5,388
Norway	—	2,353	—	—	2,353
Singapore	—	9,497	—	—	9,497
Spain	—	14,397	—	—	14,397
Sweden	—	5,572	—	—	5,572
Switzerland	—	2,933	—	—	2,933
United Kingdom	—	75,552	—	—	75,552
United States	416,496	—	—	—	416,496
Short-Term Investments	—	—	—	11,945	11,945
Other Securities	—	—	—	18,042	18,042
Total Investments	450,889	401,366	—	29,987	882,242

Other Financial Instruments
Assets
Futures Contracts	156	—	—	—	156
Foreign Currency Exchange Contracts	2	8	—	—	10
Liabilities
Futures Contracts	(57)	—	—	—	(57)
Foreign Currency Exchange Contracts	(1)	(44)	—	—	(45)
Total Other Financial Instruments*	$100	$(36)	$—	$—	$64

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2018, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March 31,
2018, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 69

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Amounts in thousands
Fair Value
Property Sector Exposure	$
Diversified	282,298
Healthcare	24,739
Industrial	50,142
Lodging/Resorts	32,948
Office	144,976
Residential	124,678
Retail	162,446
Self Storage	30,028
Short-Term Investments	11,945
Other Securities	18,042
Total Investments	882,242

See accompanying notes which are an integral part of this quarterly report.

70 Global Real Estate Securities Fund

Russell Investment Funds

Notes to Schedules of Investments — March 31, 2018 (Unaudited)

Footnotes:
(Æ) Non-income-producing security.
(ö) Real Estate Investment Trust (REIT).
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(~ ) Rate noted is yield-to-maturity from date of acquisition.
(ç) At amortized cost, which approximates market.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï) Forward commitment.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ) Bond is insured by a guarantor.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø) In default.
(ß) Illiquid security. See Note 6.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(¢) Date shown reflects next contractual call date.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933. See Note 6.
(ÿ) Notional Amount in thousands.
(Š) Value was determined using significant unobservable inputs.
(Å) Illiquid and restricted security. See Note 6.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Note 2.
(8) Unrounded units.
(v) Loan agreement still pending. Rate not available at period end.
(1) Weekly payment frequency.
(2) Quarterly payment frequency.
(3) Semi-annual payment frequency.
(4) Annual payment frequency.
(5) Payment at termination.

Abbreviations:
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
HIBOR – Hong Kong Interbank Offered Rate
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SIBOR – Singapore Interbank Offered Rate

Notes to Schedules of Investments 71

Russell Investment Funds

Notes to Schedules of Investments, continued — March 31, 2018 (Unaudited)

STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom

72 Notes to Schedules of Investments

Russell Investment Funds

Notes to Schedules of Investments, continued — March 31, 2018 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Icelandic krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR – Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
HKD – Hong Kong dollar	PHP – Philippine peso

Notes to Schedules of Investments 73

Russell Investment Funds

Notes to Quarterly Report — March 31, 2018 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on five of these Funds.
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated March 1, 2018 (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust
Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the
Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its Quarterly Report.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017 and the financial statements have been modified accordingly, as applicable, and had no impact on the Funds'
net assets or results of operations.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and

74 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2018 (Unaudited)

other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, short securities and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest

Notes to Quarterly Report 75

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2018 (Unaudited)

rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year-end.

The U.S. Strategic Equity Fund, U.S. Small Cap Equity Fund and International Developed Markets Fund had no transfers between
Levels 1, 2 and 3 for the period ended March 31, 2018. Transfers which result from the application of fair value factors are purposely excluded because they represent the routine treatments of foreign securities in the normal course of business per the
Board-approved securities valuation procedures.

The Strategic Bond Fund had transfers out of Level 3 to Level 2 representing financial instruments for which approved vendor sources became available or inputs became observable. The amount transferred was $1,305,957.

The Global Real Estate Securities Fund had transfers out of Level 2 to Level 1 representing financial instruments for which approved vendor sources became available. The amount transferred was $1,808,101.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

76 Notes to Quarterly Report

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Notes to Quarterly Report, continued — March 31, 2018 (Unaudited)

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.

Notes to Quarterly Report 77

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Notes to Quarterly Report, continued — March 31, 2018 (Unaudited)

dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.

Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

78 Notes to Quarterly Report

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Notes to Quarterly Report, continued — March 31, 2018 (Unaudited)

For the period ended March 31, 2018, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
International Developed Markets Fund	Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund	Return enhancement and hedging
Global Real Estate Securities Fund	Exposing cash to markets and trade settlement

The Funds' period end foreign currency exchange contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2018.

As of March 31, 2018, the Funds had no cash collateral balances in connection with foreign currency contracts purchased (sold).

Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

For the period ended March 31, 2018, the following Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Strategic Bond Fund	Return enhancement and hedging

The Funds' period end options contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2018.

As of March 31, 2018, the Funds had no cash collateral balances in connection with options contracts purchased (sold).

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the

Notes to Quarterly Report 79

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Notes to Quarterly Report, continued — March 31, 2018 (Unaudited)

use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended March 31, 2018, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
U. S. Strategic Equity Fund	Exposing cash to markets
U. S. Small Cap Equity Fund	Exposing cash to markets
International Developed Markets Fund	Return enhancement, hedging and exposing cash to market
Strategic Bond Fund	Return enhancement, hedging and exposing cash to market
Global Real Estate Securities Fund	Exposing cash to markets

The Funds' period end futures contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2018.

As of March 31, 2018, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Cash Collateral for Futures
International Developed Markets Fund	$7,300,000
Strategic Bond Fund	$1,105,000
Global Real Estate Securities Fund	$1,670,000

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/
or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk
(the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread.
Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

80 Notes to Quarterly Report

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Notes to Quarterly Report, continued — March 31, 2018 (Unaudited)

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

As of March 31, 2018, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:

	Cash Collateral for Swaps	Due to Broker
Strategic Bond Fund	$1,440,000	$920,000

Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized

Notes to Quarterly Report 81

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Notes to Quarterly Report, continued — March 31, 2018 (Unaudited)

terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31,
2018, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the
Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended March 31, 2018, the Strategic Bond Fund entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets

The Strategic Bond Fund's period end credit default swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2018.

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant

82 Notes to Quarterly Report

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Notes to Quarterly Report, continued — March 31, 2018 (Unaudited)

defaults, a Funds' risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.

For the period ended March 31, 2018, the Strategic Bond Fund entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets

The Strategic Bond Fund's period end interest rate swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2018.

Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended March 31, 2018, the Funds did not enter into any total return swap agreements.

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended March 31, 2018, the Funds did not enter into any currency swap agreements.

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans

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or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. As of March 31, 2018, the Strategic Bond Fund had no unfunded loan commitments.

Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including

84 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2018 (Unaudited)

accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the

Notes to Quarterly Report 85

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2018 (Unaudited)

transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.

Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do
86 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2018 (Unaudited)

so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

The Strategic Bond Fund may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

As of March 31, 2018, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.

Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
3. Investment Transactions

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of March 31, 2018, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the U.S. Cash Collateral Fund,
an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Affiliated income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and BBH and is reported as securities lending income on the Fund's Statement of Operations. To the

Notes to Quarterly Report 87

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2018 (Unaudited)

extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the
Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
4. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.

RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of March 31, 2018, the Funds had invested
$93,312,577 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the Investment
Company’s securities lending program in the amount of $33,142,465 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.
5. Federal Income Taxes
At March 31, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

				International
	U. S. Strategic		U. S. Small Cap	Developed
	Equity Fund		Equity Fund	Markets Fund
Cost of Investments	$361,673,645		$229,826,130	$389,985,072
Unrealized Appreciation	$94,834,183		$34,472,100	$39,128,324
Unrealized Depreciation		(9,790,851)	(11,465,892)	(12,089,753)
Net Unrealized Appreciation (Depreciation)	$85,043,332		$23,006,208	$27,038,571
			Global Real
	Strategic Bond		Estate Securities
	Fund		Fund
Cost of Investments	$935,401,415		$851,481,749
Unrealized Appreciation	$26,249,165		$40,570,514
Unrealized Depreciation		(32,900,944)	(9,745,428)
Net Unrealized Appreciation (Depreciation)	$(6,651,779	) $	30,825,086

6. Illiquid and Restricted Securities
No more than 15% of a Fund’s net assets will be invested in securities, including repurchase agreements of more than seven days’
duration, that are illiquid. This limitation is applied at the time of purchase. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value.

The Board of the Funds has adopted procedures to permit each Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act; (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section
4(a)(2) of the Securities Act; (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United
States government or its agencies and instrumentalities; (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations; and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days.

88 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2018 (Unaudited)

A restricted security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

See each Fund’s Schedule of Investments for a list of securities that have been footnoted as a restricted security or as an illiquid security.
7. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report except for the following:

On April 2, 2018, the Board declared dividends payable for net investment income for the funds that declared distributions monthly, as applicable. See Note 2. Dividends were paid on April 4, 2018, to shareholders of record effective with the opening of business on April 3, 2018.

Notes to Quarterly Report 89

Russell Investment Funds

Shareholder Requests for Additional Information — March 31, 2018 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii)
on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s Office of
Investor Education and Advocacy (formerly, the Public Reference Room).

The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2017 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.

Some insurance companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your insurance company for further details.

90 Shareholder Requests for Additional Information

Russell Investment Funds

1301 Second Avenue
Seattle, Washington 98101

800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Russell Investments

2018 QUARTERLY REPORT

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

March 31, 2018

FUND

Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment
Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
four of these Funds.

Russell Investment Funds

LifePoints® Funds
Variable Target Portfolio Series

Quarterly Report

March 31, 2018 (Unaudited)

Table of Contents

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series

Copyright © Russell Investments 2018. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 95.4%
Alternative - 5.9%
RIC Commodity Strategies Fund Class Y		571,607		3,281
RIC Global Infrastructure Fund Class Y		170,542		1,859
RIF Global Real Estate Securities Fund		104,902		1,483
				6,623

Domestic Equities - 9.1%
RIC U. S. Defensive Equity Fund Class Y		1,252		64
RIC U. S. Dynamic Equity Fund Class Y		26,636		243
RIF U. S. Small Cap Equity Fund		541,328		8,174
RIF U. S. Strategic Equity Fund		96,489		1,728
				10,209

Fixed Income - 47.7%
RIC Global Opportunistic Credit Fund Class Y		710,844		7,009
RIC Investment Grade Bond Fund Class Y		638,766		13,389
RIC Unconstrained Total Return Fund Class Y		900,652		8,989
RIF Strategic Bond Fund		2,362,858		24,171
				53,558

International Equities - 18.6%
RIC Emerging Markets Fund Class Y		315,571		6,886
RIC Global Equity Fund Class Y		717,104		7,659
RIF International Developed Markets Fund		509,252		6,401
				20,946

Multi-Asset - 14.1%
RIC Multi-Strategy Income Fund Class Y		1,552,821		15,901

Total Investments in Affiliated Funds
(cost $100,629)				107,237

Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Goldman Sachs May 2018 2,875.00 Call (91)	USD	26,163	(ÿ)	39
Total Options Purchased
(cost $529)				39

Total Investments 95.4%
(identified cost $101,158)				107,276

Other Assets and Liabilities, Net - 4.6%				5,121
Net Assets - 100.0%				112,397

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 3

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Amsterdam Index Futures			6	EUR	634	04/18	(13)
CAC40 Euro Index Futures			35	EUR	1,804	04/18	(49)
DAX Index Futures			6	EUR	1,818	06/18	(61)
Dow U. S. Real Estate Index Futures			103	USD	3,082	06/18	43
EURO STOXX 50 Index Futures			33	EUR	1,083	06/18	(27)
FTSE/MIB Index Futures			5	EUR	549	06/18	(11)
IBEX 35 Index Futures			6	EUR	574	04/18	(13)
MSCI EAFE Mini Index Futures			13	USD	1,300	06/18	(14)
MSCI Emerging Markets Mini Index Futures			17	USD	1,010	06/18	(28)
OMXS30 Index Futures			27	SEK	4,115	04/18	(11)
S&P 500 E-Mini Index Futures			19	USD	2,511	06/18	(112)
Short Positions
FTSE 100 Index Futures			6	GBP	420	06/18	12
NASDAQ 100 E-Mini Index Futures			12	USD	1,583	06/18	127
Russell 1000 E-Mini Index Futures			5	USD	367	06/18	13
Russell 2000 E-Mini Index Futures			54	USD	4,134	06/18	161
S&P 400 E-Mini Index Futures			3	USD	565	06/18	12
S&P 500 E-Mini Index Futures			40	USD	5,286	06/18	237
S&P Financial Select Sector Index Futures			25	USD	2,125	06/18	106
S&P/TSX 60 Index Futures			2	CAD	362	06/18	3
SPI 200 Index Futures			1	AUD	143	06/18	5
TOPIX Index Futures			1	JPY	17,166	06/18	(4)
United States 2 Year Treasury Note Futures			8	USD	1,701	06/18	—
United States 5 Year Treasury Note Futures			25	USD	2,862	06/18	(9)
United States 10 Year Treasury Note Futures			16	USD	1,938	06/18	(21)
United States Treasury Long Bond Futures			2	USD	293	06/18	(8)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							338
ctiTemp

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Citigroup	USD	246		AUD	315	06/20/18	(4)
Citigroup	USD	383		CAD	494	06/20/18	1
Citigroup	USD	375		JPY	39,503	06/20/18	(1)
Citigroup	USD	30	MXN		575	06/20/18	1
Citigroup	CHF	118		USD	126	06/20/18	1
Citigroup	EUR	11		USD	14	06/20/18	—
Citigroup	GBP	241		USD	335	06/20/18	(4)
Citigroup	HKD	415		USD	53	06/20/18	—
Citigroup	SEK	432		USD	53	06/20/18	1
Citigroup	SGD	26		USD	19	06/20/18	—
Citigroup	ZAR	250		USD	21	06/20/18	—
Royal Bank of Canada	USD	246		AUD	315	06/20/18	(4)
Royal Bank of Canada	USD	384		CAD	494	06/20/18	—
Royal Bank of Canada	USD	374		JPY	39,503	06/20/18	(1)
Royal Bank of Canada	USD	30	MXN		575	06/20/18	1
Royal Bank of Canada	CHF	118		USD	126	06/20/18	1
Royal Bank of Canada	EUR	11		USD	14	06/20/18	—
Royal Bank of Canada	GBP	241		USD	335	06/20/18	(4)
Royal Bank of Canada	HKD	415		USD	53	06/20/18	—
Royal Bank of Canada	SEK	432		USD	53	06/20/18	1
Royal Bank of Canada	SGD	26		USD	19	06/20/18	—
Royal Bank of Canada	ZAR	250		USD	21	06/20/18	—
State Street	USD	1,085		CNY	6,920	06/20/18	12
State Street	USD	23		RUB	1,340	06/20/18	—
State Street	INR	8,140		USD	124	06/20/18	—

See accompanying notes which are an integral part of this quarterly report.

4 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
			Amount			Amount			(Depreciation)
Counterparty			Sold			Bought	Settlement Date		$
State Street			KRW	349,910	USD	328	06/20/18		(2)
State Street			TWD	9,520	USD	328	06/20/18		(1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts									(2)

Total Return Swap Contracts
Amounts in thousands
							Premiums	Unrealized
							Paid/	Appreciation
			Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty		Amount	Terms		Date	$	$	$
Short
S&P 500 Total Return Index	Barclays	USD	11,088	3 Month LIBOR + 0.270%(2)		06/15/18	—	443	443
Total Open Total Return Swap Contracts (å)							—	443	443

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	3,200	(1.000%)(2)	06/20/23	66	(10)	56
CDX Investment Grade
Index	Bank of America	Sell	USD	1,100	1.000%(2)	06/20/23	19	(1)	18

CDX NA High Yield Index Bank of America		Sell	USD	3,600	5.000%(2)	06/20/23	220	(2)	218
Total Open Credit Indices Contracts (å)							305	(13)	292

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
						Practical
Portfolio Summary		Level 1	Level 2		Level 3	Expedient (a)		Total
Investments in Affiliated Funds		$107,237		$—	$—		$—		$107,237
Options Purchased		39		—	—		—		39
Total Investments		107,276		—	—		—		107,276

Other Financial Instruments
Assets
Futures Contracts		719		—	—		—		719
Foreign Currency Exchange Contracts		—		19	—		—		19
Total Return Swap Contracts		—		443	—		—		443
Credit Default Swap Contracts		—		292	—		—		292
Liabilities

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 5

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Futures Contracts	(381)	—	—	—	(381)
Foreign Currency Exchange Contracts	—	(21)	—	—	(21)
Total Other Financial Instruments*	$338	$733	$—	$—	$1,071

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

6 Moderate Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 94.1%
Alternative - 6.7%
RIC Commodity Strategies Fund Class Y		1,620,898		9,305
RIC Global Infrastructure Fund Class Y		492,426		5,367
RIF Global Real Estate Securities Fund		330,287		4,670
				19,342

Domestic Equities - 9.2%
RIC U. S. Defensive Equity Fund Class Y		103,543		5,290
RIC U. S. Dynamic Equity Fund Class Y		222,595		2,030
RIF U. S. Small Cap Equity Fund		1,023,194		15,450
RIF U. S. Strategic Equity Fund		224,665		4,024
				26,794

Fixed Income - 33.2%
RIC Global Opportunistic Credit Fund Class Y		1,141,336		11,254
RIC Unconstrained Total Return Fund Class Y		1,986,984		19,830
RIF Strategic Bond Fund		6,367,859		65,143
				96,227

International Equities - 37.2%
RIC Emerging Markets Fund Class Y		1,014,707		22,141
RIC Global Equity Fund Class Y		4,715,248		50,358
RIF International Developed Markets Fund		2,829,858		35,571
				108,070

Multi-Asset - 7.8%
RIC Multi-Strategy Income Fund Class Y		2,210,230		22,633

Total Investments in Affiliated Funds
(cost $244,087)				273,066

Options Purchased - 0.1%
(Number of Contracts)
S&P 500 Index
Goldman Sachs May 2018 2,875.00 Call (357)	USD	102,638	(ÿ)	152
Total Options Purchased
(cost $2,077)				152

Short-Term Investments - 0.0%
U. S. Cash Management Fund(@)		9,662	(8)	10
Total Short-Term Investments
(cost $10)				10

Total Investments 94.2%
(identified cost $246,174)				273,228

Other Assets and Liabilities, Net - 5.8%				16,907
Net Assets - 100.0%				290,135

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 7

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Amsterdam Index Futures			20	EUR	2,112	04/18	(42)
CAC40 Euro Index Futures			118	EUR	6,082	04/18	(167)
DAX Index Futures			18	EUR	5,454	06/18	(184)
Dow U. S. Real Estate Index Futures			162	USD	4,847	06/18	68
EURO STOXX 50 Index Futures			112	EUR	3,675	06/18	(91)
FTSE/MIB Index Futures			14	EUR	1,537	06/18	(32)
IBEX 35 Index Futures			20	EUR	1,914	04/18	(43)
MSCI Emerging Markets Mini Index Futures			76	USD	4,514	06/18	(123)
OMXS30 Index Futures			85	SEK	12,954	04/18	(36)
S&P 500 E-Mini Index Futures			21	USD	2,775	06/18	4
Short Positions
FTSE 100 Index Futures			36	GBP	2,518	06/18	72
Hang Seng Index Futures			1	HKD	1,503	04/18	3
MSCI Singapore Index Futures			1	SGD	39	04/18	(1)
NASDAQ 100 E-Mini Index Futures			43	USD	5,670	06/18	456
Russell 1000 E-Mini Index Futures			5	USD	367	06/18	13
S&P 400 E-Mini Index Futures			3	USD	565	06/18	12
S&P Financial Select Sector Index Futures			48	USD	4,081	06/18	203
S&P/TSX 60 Index Futures			14	CAD	2,537	06/18	24
TOPIX Index Futures			12	JPY	205,979	06/18	(30)
United States 2 Year Treasury Note Futures			11	USD	2,339	06/18	—
United States 5 Year Treasury Note Futures			38	USD	4,350	06/18	(13)
United States 10 Year Treasury Note Futures			26	USD	3,150	06/18	(33)
United States Treasury Long Bond Futures			2	USD	293	06/18	(8)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							52

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Bank of Montreal	USD	515		CAD	663	06/20/18	1
Bank of Montreal	USD	239		CHF	224	06/20/18	(3)
Bank of Montreal	USD	547		JPY	57,693	06/20/18	(2)
Bank of Montreal	USD	29	MXN		553	06/20/18	1
Bank of Montreal	USD	237		NOK	1,850	06/20/18	—
Bank of Montreal	AUD	1,799		USD	1,403	06/20/18	21
Bank of Montreal	EUR	2,289		USD	2,848	06/20/18	16
Bank of Montreal	GBP	1,169		USD	1,628	06/20/18	(18)
Bank of Montreal	HKD	1,498		USD	192	06/20/18	—
Bank of Montreal	SEK	618		USD	75	06/20/18	1
Bank of Montreal	SGD	306		USD	233	06/20/18	(1)
Bank of Montreal	ZAR	70		USD	6	06/20/18	—
Citigroup	USD	515		CAD	663	06/20/18	1
Citigroup	USD	239		CHF	224	06/20/18	(2)
Citigroup	USD	547		JPY	57,693	06/20/18	(2)
Citigroup	USD	29	MXN		553	06/20/18	1
Citigroup	USD	236		NOK	1,850	06/20/18	—
Citigroup	AUD	1,799		USD	1,402	06/20/18	20
Citigroup	EUR	2,289		USD	2,847	06/20/18	15
Citigroup	GBP	1,169		USD	1,627	06/20/18	(19)
Citigroup	HKD	1,498		USD	192	06/20/18	—
Citigroup	SEK	618		USD	75	06/20/18	1
Citigroup	SGD	306		USD	233	06/20/18	(1)
Citigroup	ZAR	70		USD	6	06/20/18	—
Royal Bank of Canada	USD	516		CAD	663	06/20/18	—
Royal Bank of Canada	USD	239		CHF	224	06/20/18	(3)
Royal Bank of Canada	USD	546		JPY	57,693	06/20/18	(1)

See accompanying notes which are an integral part of this quarterly report.

8 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
										Unrealized
										Appreciation
				Amount			Amount			(Depreciation)
Counterparty				Sold			Bought	Settlement Date		$
Royal Bank of Canada				USD	29	MXN	553	06/20/18		1
Royal Bank of Canada				USD	237	NOK	1,850	06/20/18		(1)
Royal Bank of Canada				AUD	1,799	USD	1,405	06/20/18		22
Royal Bank of Canada				EUR	2,289	USD	2,852	06/20/18		20
Royal Bank of Canada				GBP	1,169	USD	1,628	06/20/18		(17)
Royal Bank of Canada				HKD	1,498	USD	192	06/20/18		—
Royal Bank of Canada				SEK	618	USD	76	06/20/18		1
Royal Bank of Canada				SGD	306	USD	233	06/20/18		(1)
Royal Bank of Canada				TRY	1,760	USD	450	06/20/18		14
Royal Bank of Canada				ZAR	70	USD	6	06/20/18		—
State Street				USD	2,419	CNY	15,430	06/20/18		30
State Street				USD	33	RUB	1,880	06/20/18		—
State Street				BRL	5,310	USD	1,612	06/20/18		14
State Street				INR	49,110	USD	747	06/20/18		(1)
State Street			KRW		1,695,470	USD	1,588	06/20/18		(12)
State Street			TWD		28,550	USD	985	06/20/18		(4)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts										92

Total Return Swap Contracts
Amounts in thousands
								Premiums	Unrealized
								Paid/	Appreciation
			Notional				Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty		Amount		Terms		Date	$	$	$
Short
S&P 500 Total Return Index	Barclays	USD	44,861		3 Month LIBOR + 0.270%(2)		06/15/18	—	1,792	1,792
Total Open Total Return Swap Contracts (å)								—	1,792	1,792

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
								Premiums	Unrealized
						Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell				Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection		Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase		USD	4,300	(1.000%)(2)	06/20/23	89	(13)	76
CDX Investment Grade
Index	Bank of America	Sell		USD	1,200	1.000%(2)	06/20/23	21	(1)	20

CDX NA High Yield Index Bank of America		Sell		USD	8,000	5.000%(2)	06/20/23	488	(5)	483
Total Open Credit Indices Contracts (å)								598	(19)	579

Presentation of Portfolio Holdings

Amounts in thousands

					Fair Value
							Practical
Portfolio Summary		Level 1		Level 2		Level 3	Expedient (a)		Total
Investments in Affiliated Funds		$273,066			$—	$—		$—		$273,066
Options Purchased		152			—	—		—		152
Short-Term Investments		—			—	—		10		10

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 9

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Total Investments	273,218	—	—	10	273,228

Other Financial Instruments
Assets
Futures Contracts	855	—	—	—	855
Foreign Currency Exchange Contracts	—	180	—	—	180
Total Return Swap Contracts	—	1,792	—	—	1,792
Credit Default Swap Contracts	—	579	—	—	579
Liabilities
Futures Contracts	(803)	—	—	—	(803)
Foreign Currency Exchange Contracts	—	(88)	—	—	(88)
Total Other Financial Instruments*	$52	$2,463	$—	$—	$2,515

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

10 Balanced Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 95.5%
Alternative - 7.5%
RIC Commodity Strategies Fund Class Y		1,146,843		6,583
RIC Global Infrastructure Fund Class Y		365,673		3,986
RIF Global Real Estate Securities Fund		417,390		5,902
				16,471

Domestic Equities - 28.0%
RIC U. S. Defensive Equity Fund Class Y		201,730		10,306
RIC U. S. Dynamic Equity Fund Class Y		818,256		7,462
RIF U. S. Small Cap Equity Fund		1,609,612		24,305
RIF U. S. Strategic Equity Fund		1,060,156		18,987
				61,060

Fixed Income - 17.6%
RIC Global Opportunistic Credit Fund Class Y		262,341		2,587
RIC Unconstrained Total Return Fund Class Y		2,486,342		24,813
RIF Strategic Bond Fund		1,067,628		10,922
				38,322

International Equities - 42.4%
RIC Emerging Markets Fund Class Y		789,697		17,231
RIC Global Equity Fund Class Y		3,544,923		37,860
RIF International Developed Markets Fund		2,989,310		37,576
				92,667

Total Investments in Affiliated Funds
(cost $180,468)				208,520

Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Goldman Sachs May 2018 2,875.00 Call (112)	USD	32,200	(ÿ)	48
Total Options Purchased
(cost $652)				48

Short-Term Investments - 0.0%
U. S. Cash Management Fund (@)		18,757	(8)	19
Total Short-Term Investments
(cost $19)				19

Total Investments 95.5%
(identified cost $181,139)				208,587

Other Assets and Liabilities, Net - 4.5%				9,887
Net Assets - 100.0%				218,474

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 11

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Amsterdam Index Futures			10	EUR	1,056	04/18	(21)
CAC40 Euro Index Futures			60	EUR	3,093	04/18	(85)
DAX Index Futures			10	EUR	3,030	06/18	(102)
EURO STOXX 50 Index Futures			57	EUR	1,870	06/18	(47)
FTSE/MIB Index Futures			7	EUR	768	06/18	(16)
IBEX 35 Index Futures			10	EUR	957	04/18	(22)
MSCI EAFE Mini Index Futures			15	USD	1,500	04/18	(16)
MSCI Emerging Markets Mini Index Futures			53	USD	3,148	04/18	(86)
OMXS30 Index Futures			44	SEK	6,706	04/18	(19)
S&P 500 E-Mini Index Futures			43	USD	5,682	06/18	9
United States 2 Year Treasury Note Futures			10	USD	2,126	06/18	—
United States 5 Year Treasury Note Futures			34	USD	3,892	06/18	12
United States 10 Year Treasury Note Futures			21	USD	2,544	06/18	26
United States Long Bond Futures			2	USD	293	06/18	8
Short Positions
Dow Jones U. S. Real Estate Index Futures			42	USD	1,257	06/18	(19)
FTSE 100 Index Futures			45	GBP	3,147	06/18	89
NASDAQ 100 E-Mini Index Futures			34	USD	4,484	06/18	360
Russell 1000 Mini Index Futures			1	USD	73	06/18	3
Russell 2000 Mini Index Futures			54	USD	4,134	06/18	161
S&P 400 E-Mini Index Futures			1	USD	188	06/18	4
S&P Financial Select Sector Index Futures			12	USD	1,020	06/18	51
S&P/TSX 60 Index Futures			13	CAD	2,356	06/18	23
SPI 200 Index Futures			14	AUD	2,008	06/18	67
TOPIX Index Futures			20	JPY	343,300	06/18	(50)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							330

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Bank of Montreal	USD	176		CAD	227	06/20/18	—
Bank of Montreal	USD	276		JPY	29,128	06/20/18	(1)
Bank of Montreal	AUD	1,893		USD	1,476	06/20/18	22
Bank of Montreal	CHF	388		USD	413	06/20/18	4
Bank of Montreal	EUR	2,462		USD	3,064	06/20/18	17
Bank of Montreal	GBP	1,451		USD	2,020	06/20/18	(22)
Bank of Montreal	HKD	893		USD	114	06/20/18	—
Bank of Montreal	MXN	760		USD	40	06/20/18	(1)
Bank of Montreal	SEK	620		USD	76	06/20/18	1
Bank of Montreal	SGD	55		USD	42	06/20/18	—
Bank of Montreal	ZAR	133		USD	11	06/20/18	—
Citigroup	USD	176		CAD	227	06/20/18	—
Citigroup	USD	276		JPY	29,128	06/20/18	(1)
Citigroup	AUD	1,893		USD	1,475	06/20/18	21
Citigroup	CHF	388		USD	412	06/20/18	4
Citigroup	EUR	2,462		USD	3,063	06/20/18	16
Citigroup	GBP	1,451		USD	2,019	06/20/18	(23)
Citigroup	HKD	893		USD	114	06/20/18	—
Citigroup	MXN	760		USD	40	06/20/18	(1)
Citigroup	SEK	620		USD	76	06/20/18	1
Citigroup	SGD	55		USD	42	06/20/18	—
Citigroup	ZAR	133		USD	11	06/20/18	—
Royal Bank of Canada	USD	176		CAD	227	06/20/18	—
Royal Bank of Canada	USD	276		JPY	29,128	06/20/18	(1)
Royal Bank of Canada	AUD	1,893		USD	1,479	06/20/18	24
Royal Bank of Canada	CHF	388		USD	413	06/20/18	5

See accompanying notes which are an integral part of this quarterly report.

12 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
			Amount			Amount			(Depreciation)
Counterparty			Sold			Bought	Settlement Date		$
Royal Bank of Canada			EUR	2,462	USD	3,068	06/20/18		21
Royal Bank of Canada			GBP	1,451	USD	2,020	06/20/18		(21)
Royal Bank of Canada			HKD	893	USD	114	06/20/18		—
Royal Bank of Canada			MXN	760	USD	40	06/20/18		(1)
Royal Bank of Canada			SEK	620	USD	76	06/20/18		1
Royal Bank of Canada			SGD	55	USD	42	06/20/18		—
Royal Bank of Canada			ZAR	133	USD	11	06/20/18		—
State Street			USD	2,336	CNY	14,900	06/20/18		29
State Street			USD	46	RUB	2,680	06/20/18		—
State Street			KRW	233,270	USD	218	06/20/18		(2)
State Street			TWD	28,550	USD	985	06/20/18		(4)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts									88

Total Return Swap Contracts
Amounts in thousands
							Premiums	Unrealized
							Paid/	Appreciation
			Notional			Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty		Amount	Terms		Date	$	$	$
Short
S&P 500 Total Return Index	Barclays	USD	14,505	3 Month LIBOR + 0.270%(2)		06/15/18	—	579	579
Total Open Total Return Swap Contracts (å)							—	579	579

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
				Fund (Pays)/			Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Sell	USD	100	1.000%(2)	06/20/23	(2)	—	(2)
CDX Investment Grade
Index	Bank of America	Sell	USD	17,700	1.000%(2)	06/20/23	311	(19)	292
CDX NA High Yield
Index	Bank of America	Purchase	USD	6,000	(5.000%)(2)	06/20/23	(365)	3	(362)
Total Open Credit Indices Contracts (å)							(56)	(16)	(72)

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
						Practical
Portfolio Summary		Level 1	Level 2		Level 3	Expedient (a)		Total
Investments in Affiliated Funds		$208,520		$—		$—	$—		$208,520
Options Purchased		48		—		—	—		48
Short-Term Investments		—		—		—	19		19
Total Investments		208,568		—		—	19		208,587

Other Financial Instruments

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 13

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Assets
Futures Contracts	813	—	—	—	813
Foreign Currency Exchange Contracts	—	166	—	—	166
Total Return Swap Contracts	—	579	—	—	579
Credit Default Swap Contracts	—	292	—	—	292
Liabilities
Futures Contracts	(483)	—	—	—	(483)
Foreign Currency Exchange Contracts	—	(78)	—	—	(78)
Credit Default Swap Contracts	—	(364)	—	—	(364)
Total Other Financial Instruments*	$330	$595	$—	$—	$925

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

14 Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 94.8%
Alternative - 6.4%
RIC Commodity Strategies Fund Class Y		282,409		1,621
RIC Global Infrastructure Fund Class Y		106,797		1,164
RIF Global Real Estate Securities Fund		51,427		727
				3,512

Domestic Equities - 31.7%
RIC U. S. Defensive Equity Fund Class Y		75,281		3,846
RIC U. S. Dynamic Equity Fund Class Y		309,238		2,820
RIF U. S. Small Cap Equity Fund		510,566		7,710
RIF U. S. Strategic Equity Fund		171,141		3,065
				17,441

Fixed Income - 8.3%
RIC Global Opportunistic Credit Fund Class Y		44,424		438
RIC Unconstrained Total Return Fund Class Y		415,371		4,145
				4,583

International Equities - 48.4%
RIC Emerging Markets Fund Class Y		265,382		5,791
RIC Global Equity Fund Class Y		1,051,388		11,229
RIF International Developed Markets Fund		768,474		9,660
				26,680

Total Investments in Affiliated Funds
(cost $43,464)				52,216

Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Goldman Sachs May 2018 2,875.00 Call (33)	USD	9,488	(ÿ)	14
Total Options Purchased
(cost $192)				14

Short-Term Investments - 0.1%
U. S. Cash Management Fund (@)		19,564	(8)	20
Total Short-Term Investments
(cost $20)				20

Total Investments 94.9%
(identified cost $43,676)				52,250

Other Assets and Liabilities, Net - 5.1%				2,827
Net Assets - 100.0%				55,077

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 15

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Amsterdam Index Futures			4	EUR	422	04/18	(8)
CAC40 Euro Index Futures			21	EUR	1,082	04/18	(30)
DAX Index Futures			4	EUR	1,212	06/18	(41)
Dow U. S. Real Estate Index Futures			66	USD	1,975	06/18	28
EURO STOXX 50 Index Futures			21	EUR	689	06/18	(17)
FTSE/MIB Index Futures			3	EUR	329	06/18	(7)
IBEX 35 Index Futures			4	EUR	383	04/18	(9)
MSCI EAFE Mini Index Futures			6	USD	600	04/20	(6)
MSCI Emerging Markets Mini Index Futures			11	USD	653	04/20	(19)
OMXS30 Index Futures			17	SEK	2,590	04/18	(7)
Short Positions
FTSE 100 Index Futures			14	GBP	979	01/19	28
NASDAQ 100 E-Mini Index Futures			10	USD	1,318	06/18	106
Russell 1000 E-Mini Index Futures			2	USD	147	06/18	5
Russell 2000 E-Mini Index Futures			23	USD	1,761	06/18	74
S&P 400 E-Mini Index Futures			1	USD	188	06/18	4
S&P 500 E-Mini Index Futures			8	USD	1,057	06/18	52
S&P Financial Select Sector Index Futures			12	USD	1,020	06/18	50
S&P/TSX 60 Index Futures			5	CAD	906	06/18	9
SPI 200 Index Futures			6	AUD	860	06/18	29
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							241

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Citigroup	USD	176		CAD	227	06/20/18	—
Citigroup	USD	359		JPY	37,862	06/20/18	(1)
Citigroup	USD	10		ZAR	115	06/20/18	—
Citigroup	AUD	228		USD	177	06/20/18	3
Citigroup	CHF	223		USD	237	06/20/18	2
Citigroup	EUR	882		USD	1,097	06/20/18	6
Citigroup	GBP	420		USD	584	06/20/18	(7)
Citigroup	HKD	360		USD	46	06/20/18	—
Citigroup	MXN	2,025		USD	107	06/20/18	(4)
Citigroup	SEK	375		USD	46	06/20/18	1
Citigroup	SGD	22		USD	17	06/20/18	—
Royal Bank of Canada	USD	177		CAD	227	06/20/18	—
Royal Bank of Canada	USD	359		JPY	37,862	06/20/18	(1)
Royal Bank of Canada	USD	10		ZAR	115	06/20/18	—
Royal Bank of Canada	AUD	228		USD	178	06/20/18	3
Royal Bank of Canada	CHF	223		USD	237	06/20/18	3
Royal Bank of Canada	EUR	882		USD	1,099	06/20/18	7
Royal Bank of Canada	GBP	420		USD	584	06/20/18	(6)
Royal Bank of Canada	HKD	360		USD	46	06/20/18	—
Royal Bank of Canada	MXN	2,025		USD	107	06/20/18	(3)
Royal Bank of Canada	SEK	375		USD	46	06/20/18	1
Royal Bank of Canada	SGD	22		USD	17	06/20/18	—
State Street	USD	549		CNY	3,500	06/20/18	6
State Street	USD	26		RUB	1,490	06/20/18	—
State Street	BRL	980		USD	297	06/20/18	3
State Street	INR	12,940		USD	197	06/20/18	—
State Street	KRW	116,630		USD	109	06/20/18	(1)
State Street	TWD	9,520		USD	328	06/20/18	(1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							11

See accompanying notes which are an integral part of this quarterly report.

16 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

Total Return Swap Contracts
Amounts in thousands
									Premiums	Unrealized
									Paid/	Appreciation
		Notional						Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount			Terms			Date	$	$	$
Short
S&P 500 Total Return Index	Barclays	USD	4,144		3 Month LIBOR + 0.270%(2)			06/15/18	—	166	166
Total Open Total Return Swap Contracts (å)									—	166	166

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
									Premiums	Unrealized
						Fund (Pays)/			Paid/	Appreciation
		Purchase/Sell				Receives	Termination		(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection		Notional Amount		Fixed Rate		Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Sell		USD	100	1.000%(2)		06/20/23	(2)	—	(2)
CDX Investment Grade
Index	Bank of America	Sell		USD	2,000	1.000%(2)		06/20/23	35	(2)	33
CDX NA High Yield Index Bank of America		Purchase		USD	1,300	(5.000%)(2)		06/20/23	(79)	1	(78)
Total Open Credit Indices Contracts (å)									(46)	(1)	(47)

Presentation of Portfolio Holdings

Amounts in thousands

					Fair Value
									Practical
Portfolio Summary		Level 1		Level 2		Level 3		Expedient (a)		Total
Investments in Affiliated Funds		$52,216			$—		$—		$—		$52,216
Options Purchased		14			—		—		—		14
Short-Term Investments		—			—		—		20		20
Total Investments		52,230			—		—		20		52,250

Other Financial Instruments
Assets
Futures Contracts		385			—		—		—		385
Foreign Currency Exchange Contracts		—			35		—		—		35
Total Return Swap Contracts		—			166		—		—		166
Credit Default Swap Contracts		—			33		—		—		33
Liabilities
Futures Contracts		(144)			—		—		—		(144)
Foreign Currency Exchange Contracts		—			(24)		—		—		(24)
Credit Default Swap Contracts		—			(80)		—		—		(80)
Total Other Financial Instruments*		$241			$130		$—		$—		$371

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 17

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — March 31, 2018 (Unaudited)

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2018, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

18 Equity Growth Strategy Fund

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Schedules of Investments — March 31, 2018 (Unaudited)

Footnotes:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Notes to Quarterly Report.
(8) Unrounded units.
(ÿ) Notional Amount in thousands.
(@) Affiliate.
(1) Monthly payment frequency.
(2) Quarterly payment frequency.
(3) Semi-annual payment frequency.
(4) Annual payment frequency.
(5) Payment at termination.
Abbreviations:
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
HIBOR – Hong Kong Interbank Offered Rate
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SIBOR – Singapore Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom

Notes to Schedules of Investments 19

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Schedules of Investments, continued — March 31, 2018 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso	HKD – Hong Kong dollar	PHP – Philippine peso
AUD - Australian dollar	HUF - Hungarian forint	PKR - Pakistani rupee
BRL - Brazilian real	IDR - Indonesian rupiah	PLN - Polish zloty
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Icelandic krona	SGD - Singapore dollar
CNH - Chinese renminbi yuan (offshore)	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR – Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol

20 Notes to Schedules of Investments

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report — March 31, 2018 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on four of these Funds.
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value ("NAV") to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended ("Investment
Company Act"), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated March 1, 2018 (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust
Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the
Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

Each of the Funds is a “fund of funds” and diversifies its assets by investing principally, at present, in shares of several Russell
Investment Company (“RIC”) Funds and other of the Investment Company’s Funds (together, the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of the Underlying Funds. In addition to investing in the Underlying Funds, Russell Investment Management, LLC (“RIM”), the Funds’ investment adviser, may seek to actively manage the Funds' overall exposures by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired risk/return profile for the Funds. The Funds may hold cash in connection with these investments.
The Funds usually, but not always, pursue a strategy of being fully invested by exposing their cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").

Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.
A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2)
by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on RIM’s capital markets research, and/
or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The following table shows each Fund’s target strategic asset allocation effective on or about May 1, 2017 to equity, fixed income, multi-asset and alternative asset classes. The equity Underlying Funds in which the Funds may invest include the RIC U.S.
Defensive Equity, RIC U.S. Dynamic Equity, RIF U.S. Small Cap Equity, RIF U.S. Strategic Equity, RIC Emerging Markets, RIC
Global Equity, and RIF International Developed Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Global Opportunistic Credit, RIC Investment Grade Bond, RIC Short Duration Bond, RIC Unconstrained
Total Return, and RIF Strategic Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the
RIC Multi-Strategy Income Fund. The alternative Underlying Funds in which the Funds may invest include the RIC Commodity
Strategies, RIC Global Infrastructure and RIF Global Real Estate Securities Funds.

		Asset Allocation Targets*
	Moderate	Balanced	Growth
	Strategy	Strategy	Strategy	Equity Growth
Asset Allocation	Fund	Fund	Fund	Strategy Fund
Alternative**	7.5%	7%	8%	8%
Equity	29.5%	51%	70%	85%
Fixed Income	53%	38%	22%	7%
Multi-Asset	10%	4%	—%	—%

* Actual asset allocation may vary.
** Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.

Notes to Quarterly Report 21

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2018 (Unaudited)

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its Quarterly Report.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017 and the financial statements have been modified accordingly, as applicable, and had no impact on the Funds'
net assets or results of operations.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current NAV per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

22 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2018 (Unaudited)

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year-end.

For the period ended March 31, 2018, there was no movement between the levels of the fair value hierarchy.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

Notes to Quarterly Report 23

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2018 (Unaudited)

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost.

Investment Income
Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Derivatives
Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.

Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.

24 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2018 (Unaudited)

Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.

For the period ended March 31, 2018, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds' period end foreign currency exchange contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2018.

As of March 31, 2018, the Funds had no cash collateral balances in connection with foreign currency contracts purchased (sold).

Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

For the period ended March 31, 2018, the Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

Notes to Quarterly Report 25

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2018 (Unaudited)

The Funds' period end options contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2018.

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts).

The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the
Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended March 31, 2018, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets

The Funds' period end futures contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2018.

As of March 31, 2018, the Funds had cash collateral balances in connection with futures contracts purchased/sold as follows:

Cash Collateral for Futures
Moderate Strategy Fund	$1,750,000
Balanced Strategy Fund	$3,500,000
Growth Strategy Fund	$2,420,000
Equity Growth Strategy Fund	$950,000
Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/
or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk
(the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread.
Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.

26 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2018 (Unaudited)

To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

As of March 31, 2018, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:

	Cash Collateral for Swaps	Due to Broker
Moderate Strategy Fund	$200,000	$—
Balanced Strategy Fund	$400,000	$—
Growth Strategy Fund	$1,220,000	$1,610,000
Equity Growth Strategy Fund	$225,000	$—

Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the

Notes to Quarterly Report 27

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2018 (Unaudited)

indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31,
2018, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended March 31, 2018, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets

The Funds' period end credit default swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2018.

Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

28 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2018 (Unaudited)

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended March 31, 2018, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds' period end total return swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2018.

Master Agreements
The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying Funds’
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' and Underlying Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying
Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.

Notes to Quarterly Report 29

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2018 (Unaudited)

3. Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of March 31, 2018, the Funds had invested
$48,979 in the U.S. Cash Management Fund.
4. Federal Income Taxes
At March 31, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Moderate	Balanced	Growth Strategy	Equity Growth
	Strategy Fund	Strategy Fund	Fund	Strategy Fund
Cost of Investments	$102,874,563	$251,102,081	$185,199,599	$45,914,979
Unrealized Appreciation	$6,852,041	$28,651,812	$28,062,038	$7,384,132
Unrealized Depreciation	(1,380,554)	(4,011,583)	(3,748,966)	(679,847)
Net Unrealized Appreciation (Depreciation)	$5,471,487	$24,640,229	$24,313,072	$6,704,285

5. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.

30 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — March 31, 2018 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii)
on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s Office of
Investor Education and Advocacy (formerly, the public Reference Room).

The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2017 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800)787-7354.

Shareholder Requests for Additional Information 31

Russell Investment Funds

1301 Second Avenue
Seattle, Washington 98101

800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Item 2. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer has concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”))are effective, based on his evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer and principal financial officer of
Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By: /s/ Mark Spina
Mark Spina
President and Chief Executive Officer, Russell Investment Funds

Date: May 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Mark E. Swanson
Mark E. Swanson
Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment
Funds

Date: May 15, 2018